UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08915

Target Asset Allocation Funds

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 7/31/2010

Date of reporting period: 1/31/2010

Item 1 – Reports to Stockholders

JANUARY 31, 2010	SEMIANNUAL REPORT

Target Conservative Allocation Fund

OBJECTIVE

Seeks current income and a reasonable level of capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 15, 2010

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Target Conservative Allocation Fund.

Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments LLC. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths.

We believe our Target Conservative Allocation Fund will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us. Keep in mind that diversification and asset allocation do not assure a profit or protect against a loss in a declining market.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Conservative Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.62%; Class B, 2.32%; Class C, 2.32%; Class M, 2.32%; Class R, 2.07%; Class X, 2.32%; Class Z, 1.32%. Net operating expenses apply to: Class A, 1.57%; Class B, 2.32%; Class C, 2.32%; Class M, 2.32%; Class R, 1.82%; Class X, 2.32%; Class Z, 1.32%, after contractual reduction through 11/30/2010 for Class A and Class R shares.

Cumulative Total Returns as of 1/31/10
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	8.23%	22.20%	16.11%	50.36%	—
Class B	7.78	21.31	11.76	39.60	—
Class C	7.78	21.31	11.77	39.60	—
Class M	7.78	21.31	11.77	N/A	15.56% (10/04/04)
Class R	8.05	21.99	14.83	N/A	18.84 (10/04/04)
Class X	7.78	21.31	12.09	N/A	15.79 (10/04/04)
Class Z	8.24	22.49	17.56	54.04	—
Customized Blend[2]	6.45	19.00	19.56	50.44	**
S&P 500 Index[3]	9.87	33.14	0.90	–7.73	***
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.[4]	7.07	21.91	14.26	42.94	****

Average Annual Total Returns[5] as of 12/31/09
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		11.15%	1.68%	3.37%	—
Class B		11.72	1.92	3.19	—
Class C		15.72	2.08	3.19	—
Class M		10.59	1.75	N/A	2.55% (10/04/04)
Class R		17.27	2.59	N/A	3.39 (10/04/04)
Class X		10.72	1.66	N/A	2.61 (10/04/04)
Class Z		17.90	3.09	4.21	—
Customized Blend[2]		14.98	3.60	4.04	**
S&P 500 Index[3]		26.47	0.42	–0.95	***
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.[4]		19.87	2.63	3.55	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns

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performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception returns are provided for any share class with less than 10 calendar years of returns.

2The Customized Benchmark for Target Conservative Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000 Index (40%) and the Barclays Capital U.S. Aggregate Bond Index (60%). The Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. Investors cannot invest directly in an index.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed.

4The Lipper Mixed-Asset Target Allocation Conservative Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Equity Funds category for the periods noted. Funds in the Lipper Average have a primary investment objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 20% and 40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase, Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/10 is 24.18% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/09 is 4.32% for Classes M, R, and X.

***S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/10 is 7.52% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/09 is 2.10% for Classes M, R, and X.

****Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/10 is 18.44% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/09 is 3.36% for Classes M, R, and X.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Target Asset Allocation Funds/Target Conservative Allocation Fund	3

Your Fund’s Performance (continued)

Fund objective

The investment objective of the Target Conservative Allocation Fund is current income and a reasonable level of capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

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Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2010, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Conservative Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

Investors cannot invest directly in an index.

Target Asset Allocation Funds/Target Conservative Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2009, at the beginning of the period, and held through the six-month period ended January 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Conservative Allocation Fund		Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,082.30	1.57%	$8.24
	Hypothetical	$1,000.00	$1,017.29	1.57%	$7.98

Class B	Actual	$1,000.00	$1,077.80	2.32%	$12.15
	Hypothetical	$1,000.00	$1,013.51	2.32%	$11.77

Class C	Actual	$1,000.00	$1,077.80	2.32%	$12.15
	Hypothetical	$1,000.00	$1,013.51	2.32%	$11.77

Class M	Actual	$1,000.00	$1,077.80	2.32%	$12.15
	Hypothetical	$1,000.00	$1,013.51	2.32%	$11.77

Class R	Actual	$1,000.00	$1,080.50	1.82%	$9.54
	Hypothetical	$1,000.00	$1,016.03	1.82%	$9.25

Class X	Actual	$1,000.00	$1,077.80	2.32%	$12.15
	Hypothetical	$1,000.00	$1,013.51	2.32%	$11.77

Class Z	Actual	$1,000.00	$1,082.40	1.32%	$6.93
	Hypothetical	$1,000.00	$1,018.55	1.32%	$6.72

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2010, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

.

Target Asset Allocation Funds/Target Conservative Allocation Fund	7

Portfolio of Investments

as of January 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 91.5%
COMMON STOCKS 37.4%

Aerospace & Defense 1.3%
350	AAR Corp.(a)	$8,110
500	Boeing Co. (The)	30,300
2,900	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	61,567
8,577	General Dynamics Corp.	573,372
990	Goodrich Corp.	61,291
2,175	Hexcel Corp.(a)	23,925
2,300	Lockheed Martin Corp.	171,396
275	Moog, Inc. (Class A Stock)(a)	8,300
4,900	Northrop Grumman Corp.	277,340
200	Teledyne Technologies, Inc.(a)	7,452
350	TransDigm Group, Inc.	16,894
5,146	United Technologies Corp.	347,252

		1,587,199

Air Freight & Couriers
700	FedEx Corp.	54,845

Apparel
350	Carter’s, Inc.(a)	9,051

Auto Components
1,800	Johnson Controls, Inc.	50,094

Automobiles 0.1%
6,223	Ford Motor Co.(a)	67,457
4,300	Harley-Davidson, Inc.	97,782

		165,239

Automotive Parts
2,310	American Axle & Manufacturing Holdings, Inc.(a)	21,598
475	Autoliv, Inc.	20,335

		41,933

Beverages 0.4%
580	Anheuser-Busch InBev NV, ADR (Belgium)(a)	28,878
1,650	Coca-Cola Co. (The)	89,513
900	Heineken NV (Netherlands)	44,404
1,000	Molson Coors Brewing Co. (Class B Stock)	42,000
3,934	PepsiCo, Inc.	234,545

		439,340

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	9

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Biotechnology 0.6%
2,792	Amgen, Inc.(a)	$163,276
75	Bio-Rad Laboratories, Inc. (Class A Stock)(a)	6,988
390	Biogen Idec, Inc.(a)	20,959
1,050	Genzyme Corp.(a)	56,973
10,810	Gilead Sciences, Inc.(a)	521,799
300	Millipore Corp.(a)	20,691
762	Seattle Genetics, Inc.(a)	7,864

		798,550

Business Services 0.6%
980	ICON PLC, ADR (Ireland)(a)	24,343
2,753	MasterCard, Inc. (Class A Stock)	687,975
1,780	Verisk Analytics, Inc. (Class A Stock)(a)	50,054

		762,372

Capital Markets 0.8%
2,550	Apollo Investment Corp.	26,265
1,825	Ares Capital Corp.	22,448
12,475	E*Trade Financial Corp.(a)	18,962
1,700	Fifth Street Finance Corp.	18,615
5,261	Goldman Sachs Group, Inc. (The)	782,416
3,500	MF Global Holdings Ltd.(a)	22,925
2,300	Morgan Stanley	61,594
1,880	State Street Corp.	80,614

		1,033,839

Chemicals 1.5%
1,369	Air Products & Chemicals, Inc.	103,989
675	Airgas, Inc.	28,526
800	Celanese Corp. (Class A Stock)	23,280
19,836	Dow Chemical Co. (The)	537,357
730	Ecolab, Inc.	32,047
4,654	Huntsman Corp.	56,732
1,824	Potash Corp. of Saskatchewan, Inc. (Canada)	181,214
6,111	PPG Industries, Inc.	358,594
5,513	Praxair, Inc.	415,239
1,025	Sensient Technologies Corp.	26,599
1,180	Terra Industries, Inc.	37,288
375	Valspar Corp. (The)	9,930

		1,810,795

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks 1.5%
1,450	Associated Banc-Corp.	$18,444
925	BancorpSouth, Inc.	21,164
800	Danvers Bancorp, Inc.	10,912
6,329	Fifth Third Bancorp	78,733
1,280	FirstMerit Corp.	26,227
2,839	HSBC Holdings PLC, ADR (United Kingdom)	151,915
1,406	Northern Trust Corp.	71,031
6,319	PNC Financial Services Group, Inc.	350,262
950	Prosperity Bancshares, Inc.	38,304
11,700	Regions Financial Corp.	74,295
400	SunTrust Banks, Inc.	9,732
300	Territorial Bancorp, Inc.(a)	5,610
375	Trustmark Corp.	8,550
255	UMB Financial Corp.	10,075
275	United Bankshares, Inc.	6,848
600	United Financial Bancorp, Inc.	7,884
35,868	Wells Fargo & Co.	1,019,727

		1,909,713

Commercial Services 0.5%
996	Coinstar, Inc.(a)	25,727
1,710	GEO Group, Inc. (The)(a)	31,635
690	Moody’s Corp.	19,037
500	Pharmaceutical Product Development, Inc.	11,680
1,020	Sotheby’s	23,705
5,144	Visa, Inc. (Class A Stock)	421,962
2,510	Waste Connections, Inc.(a)	80,747

		614,493

Computer Hardware 0.8%
5,043	Apple, Inc.(a)	968,861
675	Radiant Systems, Inc.(a)	7,796

		976,657

Computer Services & Software 1.0%
2,180	Accenture PLC (Class A Stock) (Ireland)	89,358
1,166	Compellent Technologies, Inc.(a)	23,180
19,191	EMC Corp.(a)	319,914
350	Global Payments, Inc.	15,575
1,455	Google, Inc. (Class A Stock)(a)	770,306

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	11

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computer Services & Software (cont’d.)
1,403	Informatica Corp.(a)	$33,237
1,950	Netezza Corp.(a)	17,726
913	Novell, Inc.(a)	4,081
782	Riverbed Technology, Inc.(a)	17,532

		1,290,909

Computers & Peripherals 0.9%
1,210	Cognizant Technology Solutions Corp. (Class A Stock)(a)	52,829
8,383	Hewlett-Packard Co.	394,588
5,819	International Business Machines Corp.	712,187
925	QLogic Corp.(a)	15,901

		1,175,505

Construction
200	Granite Construction, Inc.	6,176
200	Meritage Homes Corp.(a)	4,478
275	URS Corp.(a)	12,342

		22,996

Consumer Finance 0.1%
1,125	Assured Guaranty Ltd. (Bermuda)	25,493
1,800	Capital One Financial Corp.	66,348
1,100	First Cash Financial Services, Inc.(a)	25,113

		116,954

Consumer Products & Services 0.2%
2,800	Avon Products, Inc.	84,392
1,300	Procter & Gamble Co. (The)	80,015
1,365	Ritchie Bros. Auctioneers, Inc. (Canada)	28,692
200	Snap-on, Inc.	8,176
250	Toro Co. (The)	9,738
891	Vitamin Shoppe, Inc.(a)	18,711

		229,724

Containers & Packaging
1,600	Packaging Corp. of America	35,280

Distribution/Wholesale
150	Watsco, Inc.	7,194

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Consumer Services
1,750	Regis Corp.	$27,878

Diversified Financial Services 1.8%
9,554	American Express Co.	359,804
38,769	Bank of America Corp.	588,514
1,720	Charles Schwab Corp. (The)	31,459
41,953	Citigroup, Inc.(a)	139,284
160	CME Group, Inc.	45,891
4,150	Conseco, Inc.(a)	19,754
27,996	JPMorgan Chase & Co.	1,090,164
535	optionsXpress Holdings, Inc.	7,677

		2,282,547

Diversified Telecommunication Services 0.5%
11,873	AT&T, Inc.	301,099
2,900	CenturyTel, Inc.	98,629
8,524	Verizon Communications, Inc.	250,776

		650,504

Education 0.1%
1,050	DeVry, Inc.	64,113

Electric Utilities 0.6%
3,100	AES Corp. (The)(a)	39,153
7,500	Edison International	249,900
4,800	Exelon Corp.	218,976
2,100	FPL Group, Inc.	102,396
3,538	Public Service Enterprise Group, Inc.	108,227
2,110	Southern Co.	67,520

		786,172

Electrical Equipment 0.1%
2,606	Emerson Electric Co.	108,253
625	General Cable Corp.(a)	18,188
350	Smith (A.O.) Corp.	14,903

		141,344

Electronic Components 0.1%
810	A123 Systems, Inc.(a)	12,944
400	Checkpoint Systems, Inc.(a)	6,416

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	13

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Components (cont’d.)
1,054	Coherent, Inc.(a)	$31,283
1,023	DTS, Inc.(a)	28,951
675	FLIR Systems, Inc.(a)	19,966
3,202	GrafTech International Ltd.(a)	40,217
1,617	Universal Electronics, Inc.(a)	38,436

		178,213

Electronic Equipment & Instruments 0.2%
200	Itron, Inc.(a)	12,308
8,855	Tyco Electronics Ltd. (Switzerland)	220,312

		232,620

Energy Equipment & Services 0.5%
1,600	Diamond Offshore Drilling, Inc.	146,448
11,386	Halliburton Co.	332,585
2,800	Key Energy Services, Inc.(a)	27,076
675	Oil States International, Inc.(a)	24,867
1,075	Scotts Miracle-Gro Co. (The) (Class A Stock)	42,677
685	Unit Corp.(a)	31,195

		604,848

Entertainment & Leisure 0.2%
968	Bally Technologies, Inc.(a)	38,401
3,116	Carnival Corp. (Panama)(a)	103,856
1,910	DreamWorks Animation SKG, Inc. (Class A Stock)(a)	74,375
350	Life Time Fitness, Inc.(a)	8,382
1,700	Royal Caribbean Cruises Ltd. (Liberia)(a)	44,353
2,739	Shuffle Master, Inc.(a)	24,350

		293,717

Environmental Control 0.1%
4,923	Waste Management, Inc.	157,782

Exchange Traded Fund
375	iShares Russell 2000 Value Index Fund	21,161

Farming & Agriculture 0.1%
1,400	Monsanto Co.	106,232

Financial - Bank & Trust 0.1%
750	Astoria Financial Corp.	9,900

See Notes to Financial Statements.

14	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Financial - Bank & Trust (cont’d.)
2,080	Bank of New York Mellon Corp. (The)	$60,507
1,275	Broadpoint Gleacher Securities, Inc.(a)	5,164

		75,571

Financial Services 0.5%
425	Eaton Vance Corp.	12,244
1,495	First Commonwealth Financial Corp.	8,761
490	Franklin Resources, Inc.	48,524
500	Jefferies Group, Inc.(a)	12,770
525	Raymond James Financial, Inc.	13,288
100	Student Loan Corp. (The)	4,530
17,737	U.S. Bancorp	444,844
2,000	Western Union Co. (The)	37,080

		582,041

Food & Drug Retailing 0.1%
2,800	CVS Caremark Corp.	90,636

Food & Staples Retailing 0.2%
625	BJ’s Wholesale Club, Inc.(a)	21,119
11,200	Safeway, Inc.	251,440

		272,559

Food Products 0.1%
5,200	ConAgra Foods, Inc.	118,248

Foods 0.3%
1,758	Kellogg Co.	95,670
5,178	Nestle SA (Switzerland)	245,446

		341,116

Healthcare Equipment & Supplies 0.3%
1,870	Baxter International, Inc.	107,693
1,283	Cutera, Inc.(a)	11,329
775	MEDNAX, Inc.(a)	44,067
4,350	Medtronic, Inc.	186,572
600	Teleflex, Inc.	34,296
1,724	Thoratec Corp.(a)	48,875

		432,832

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	15

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Products 0.2%
3,626	Covidien PLC (Ireland)	$183,331
980	Inverness Medical Innovations, Inc.(a)	39,563
350	West Pharmaceutical Services, Inc.	12,715

		235,609

Healthcare Providers & Services 0.3%
3,600	Cardinal Health, Inc.	119,052
957	Centene Corp.(a)	18,422
2,000	CIGNA Corp.	67,540
1,866	Lincare Holdings, Inc.(a)	68,706
3,360	Patterson Cos., Inc.(a)	95,962

		369,682

Healthcare Services 0.2%
440	Addus Homecare Corp.(a)	3,885
752	Amedisys, Inc.(a)	41,322
350	AMERIGROUP Corp.(a)	8,908
200	Covance, Inc.(a)	11,622
810	Genoptix, Inc.(a)	26,374
400	Healthways, Inc.(a)	6,824
736	Psychiatric Solutions, Inc.(a)	16,229
2,082	UnitedHealth Group, Inc.	68,706

		183,870

Hotels & Motels 0.2%
260	Choice Hotels International, Inc.	8,252
3,159	Wynn Resorts Ltd.	195,479

		203,731

Hotels, Restaurants & Leisure 0.8%
1,710	BJ’s Restaurants, Inc.(a)	36,149
3,610	International Game Technology	66,208
875	International Speedway Corp. (Class A Stock)	22,496
14,463	McDonald’s Corp.	902,925
15,600	Sands China Ltd. (Cayman Islands)(a)	22,062

		1,049,840

Household Durables 0.1%
1,900	Fortune Brands, Inc.	78,983

See Notes to Financial Statements.

16	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Household Products 0.1%
800	Church & Dwight Co., Inc.	$48,232
1,700	Kimberly-Clark Corp.	100,963

		149,195

Household/Personal Care 0.1%
1,230	Colgate-Palmolive Co.	98,437

Industrial Conglomerates 0.3%
1,990	3M Co.	160,175
4,785	Tyco International Ltd. (Switzerland)	169,533

		329,708

Insurance 1.4%
1,231	ACE Ltd. (Switzerland)(a)	60,651
3,060	Aflac, Inc.	148,196
7,300	Allstate Corp. (The)	218,489
775	Aspen Insurance Holdings Ltd. (Bermuda)	20,638
350	Delphi Financial Group, Inc. (Class A Stock)	7,087
6,200	Genworth Financial, Inc. (Class A Stock)(a)	85,808
975	Hanover Insurance Group, Inc. (The)	41,359
1,537	HCC Insurance Holdings, Inc.	41,653
7,081	Lincoln National Corp.	174,051
2,600	Loews Corp.	93,002
2,200	Marsh & McLennan Cos., Inc.	47,432
10,752	MetLife, Inc.	379,761
525	Protective Life Corp.	8,846
300	Reinsurance Group of America, Inc.	14,616
300	State Auto Financial Corp.	4,713
4,255	Travelers Cos., Inc. (The)	215,601
275	United Fire & Casualty Co.	4,626
1,800	Unum Group	35,226
5,900	XL Capital Ltd. (Class A Stock) (Cayman Islands)	98,943

		1,700,698

Internet & Catalog Retail 0.5%
3,406	Amazon.com, Inc.(a)	427,146
739	priceline.com, Inc.(a)	144,364

		571,510

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	17

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Services 0.1%
350	Digital River, Inc.(a)	$8,795
1,112	Monster Worldwide, Inc.(a)	17,336
3,734	TIBCO Software, Inc.(a)	33,457

		59,588

Internet Software & Services 0.6%
794	Baidu, Inc., ADR (Cayman Islands)(a)	326,898
860	Check Point Software Technologies Ltd. (Israel)(a)	27,503
11,339	Oracle Corp.	261,477
1,960	VeriSign, Inc.(a)	44,904
8,755	Yahoo!, Inc.(a)	131,412

		792,194

IT Services 0.1%
600	CACI International, Inc. (Class A Stock)(a)	28,782
1,200	Nice Systems Ltd., ADR (Israel)(a)	34,932
1,625	SRA International, Inc. (Class A Stock)(a)	27,983

		91,697

Life Science Tools & Services 0.1%
1,841	Thermo Fisher Scientific, Inc.(a)	84,962

Machinery 0.5%
1,750	Actuant Corp. (Class A Stock)	29,347
1,325	Bucyrus International, Inc.	69,403
1,442	Caterpillar, Inc.	75,330
2,400	Cummins, Inc.	108,384
1,069	Deere & Co.	53,397
650	Kaydon Corp.	21,249
450	Lincoln Electric Holdings, Inc.	21,974
225	Lindsay Corp.	9,054
250	Nordson Corp.	14,135
5,769	PACCAR, Inc.	207,857
605	Regal-Beloit Corp.	28,677
500	Robbins & Myers, Inc.	11,110
200	Valmont Industries, Inc.	13,892

		663,809

Manufacturing 0.3%
1,090	Cooper Industries PLC (Ireland)	46,761

See Notes to Financial Statements.

18	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Manufacturing (cont’d.)
2,040	Danaher Corp.	$145,554
10,900	General Electric Co.	175,272
300	Harsco Corp.	8,928
600	Honeywell International, Inc.	23,184

		399,699

Media 0.7%
4,300	CBS Corp. (Class B Stock)	55,599
9,900	Comcast Corp. (Special Class A Stock)	149,886
4,933	DIRECTV (Class A Stock)(a)	149,717
2,510	Discovery Communications, Inc. (Class A Stock)(a)	74,447
2,280	McGraw-Hill Cos., Inc. (The)	80,826
1,750	Regal Entertainment Group (Class A Stock)	25,847
1,000	Time Warner Cable, Inc.	43,590
3,300	Time Warner, Inc.	90,585
5,471	Walt Disney Co. (The)	161,668
650	Wiley, (John) & Sons, Inc. (Class A Stock)	27,137

		859,302

Medical Supplies & Equipment 0.1%
6,768	Boston Scientific Corp.(a)	58,408
434	Quality Systems, Inc.	22,368
1,250	St. Jude Medical, Inc.(a)	47,163
902	Vital Images, Inc.(a)	12,826

		140,765

Metals & Mining 0.9%
1,758	BHP Billiton Ltd., ADR (Australia)	121,952
6,500	BHP Billiton PLC, ADR (United Kingdom)	380,770
2,810	Freeport-McMoRan Copper & Gold, Inc.	187,399
850	Northwest Pipe Co.(a)	20,332
1,200	Nucor Corp.	48,960
1,881	Peabody Energy Corp.	79,228
670	Precision Castparts Corp.	70,518
870	Teck Resources Ltd. (Class B Stock) (Canada)(a)	28,553
1,625	Thompson Creek Metals Co., Inc. (Canada)(a)	18,850
400	Timken Co.	8,964
2,116	United States Steel Corp.	94,014
150	Walter Energy, Inc.	9,738

		1,069,278

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	19

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multi-Line Retail 0.1%
4,400	JC Penney Co., Inc.	$109,252

Multi-Utilities 0.1%
1,600	Dominion Resources, Inc.	59,936
1,300	Wisconsin Energy Corp.	63,622

		123,558

Office Electronics 0.1%
12,800	Xerox Corp.	111,616

Office Equipment
200	School Specialty, Inc.(a)	4,418

Oil, Gas & Consumable Fuels 3.8%
5,399	Anadarko Petroleum Corp.	344,348
4,237	Apache Corp.	418,488
675	Arena Resources, Inc.(a)	25,879
100	Ashland, Inc.	4,041
674	Brigham Exploration Co.(a)	8,789
475	Cabot Oil & Gas Corp.	18,178
4,900	Chesapeake Energy Corp.	121,422
6,692	Chevron Corp.	482,627
650	Concho Resources, Inc.(a)	29,165
6,600	ConocoPhillips	316,800
100	Core Laboratories NV (Netherlands)	11,695
3,316	EOG Resources, Inc.	299,833
3,516	Exxon Mobil Corp.	226,536
1,125	GMX Resources, Inc.(a)	11,914
4,044	Hess Corp.	233,703
811	Lufkin Industries, Inc.	51,401
4,800	Marathon Oil Corp.	143,088
990	Noble Energy, Inc.	73,201
4,386	Occidental Petroleum Corp.	343,599
250	ONEOK, Inc.	10,547
4,803	Petroleo Brasileiro SA, ADR (Brazil)	194,858
4,800	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	256,224
1,550	Schlumberger Ltd. (Netherlands)	98,363
810	Southwestern Energy Co.(a)	34,733
350	St. Mary Land & Exploration Co.	11,214
350	Swift Energy Co.(a)	8,771
2,569	Total SA, ADR (France)	147,949

See Notes to Financial Statements.

20	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
8,041	Transocean Ltd. (Switzerland)(a)	$681,394
6,000	Valero Energy Corp.	110,520
275	WGL Holdings, Inc.	8,726
360	Whiting Petroleum Corp.(a)	23,962

		4,751,968

Paper & Forest Products
1,300	Louisiana-Pacific Corp.(a)	9,243

Pharmaceuticals 2.8%
14,218	Abbott Laboratories	752,701
800	Allergan, Inc.	46,000
2,077	American Medical Systems Holdings, Inc.(a)	39,878
1,557	BioMarin Pharmaceutical, Inc.(a)	30,252
9,292	Bristol-Myers Squibb Co.	226,353
820	Celgene Corp.(a)	46,560
477	Cubist Pharmaceuticals, Inc.(a)	9,774
7,500	Eli Lilly & Co.	264,000
710	Express Scripts, Inc.(a)	59,541
430	Herbalife Ltd. (Cayman Islands)	16,705
7,235	Johnson & Johnson	454,792
1,050	Mead Johnson Nutrition Co.	47,491
1,570	Medco Health Solutions, Inc.(a)	96,524
18,243	Merck & Co., Inc.	696,518
539	Onyx Pharmaceuticals, Inc.(a)	15,502
27,265	Pfizer, Inc.	508,765
522	Regeneron Pharmaceuticals, Inc.(a)	13,917
600	Shire PLC, ADR (United Kingdom)	35,760
1,460	Teva Pharmaceutical Industries Ltd., ADR (Israel)	82,811
791	Vivus, Inc.(a)	6,684

		3,450,528

Professional Services
858	Duff & Phelps Corp. (Class A Stock)	13,934
875	Towers Watson & Co. (Class A Stock)	38,176

		52,110

Real Estate Investment Trusts 0.5%
9,800	Annaly Capital Management, Inc.	170,324
1,406	AvalonBay Communities, Inc.	107,714

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	21

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
878	Boston Properties, Inc.	$56,956
5,500	Chimera Investment Corp.	21,560
2,496	DiamondRock Hospitality Co.(a)	20,317
400	First Potomac Realty Trust	5,440
750	Government Properties Income Trust	17,407
975	LaSalle Hotel Properties	19,646
700	Medical Properties Trust, Inc.	7,007
2,625	MFA Financial, Inc.	19,320
916	Redwood Trust, Inc.	13,099
804	Simon Property Group, Inc.	57,888
1,266	Vornado Realty Trust	81,885

		598,563

Real Estate Management & Development
375	Jones Lang LaSalle, Inc.	21,379

Retail & Merchandising 1.2%
5,274	Best Buy Co., Inc.	193,292
325	Brinker International, Inc.	5,304
1,823	Cash America International, Inc.	68,527
1,758	Genesco, Inc.(a)	41,454
1,400	Lowe’s Cos., Inc.	30,310
2,757	Nordstrom, Inc.	95,227
400	Sonic Corp.(a)	3,372
9,096	Staples, Inc.	213,392
180	Starbucks Corp.(a)	3,922
5,297	Target Corp.	271,577
2,276	Tiffany & Co.	92,428
3,984	TJX Cos., Inc.	151,432
4,878	Wal-Mart Stores, Inc.	260,632
3,470	Walgreen Co.	125,093

		1,555,962

Road & Rail
1,260	Landstar System, Inc.	45,725

Savings & Loan
2,037	Northwest Bancshares, Inc.	23,853

Semiconductors 0.5%
5,274	Applied Materials, Inc.	64,237

See Notes to Financial Statements.

22	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors (cont’d.)
1,180	Broadcom Corp. (Class A Stock)(a)	$31,530
1,573	FormFactor, Inc.(a)	24,334
9,817	Intel Corp.	190,450
3,698	ON Semiconductor Corp.(a)	26,663
765	OYO Geospace Corp.(a)	28,664
1,410	Rovi Corp.(a)	40,707
206	Samsung Electronics Co. Ltd., GDR, 144A (South Korea)	69,509
1,700	Skyworks Solutions, Inc.(a)	21,573
2,689	Teradyne, Inc.(a)	25,115
3,650	TriQuint Semiconductor, Inc.(a)	21,900
1,715	Varian Semiconductor Equipment Associates, Inc.(a)	50,301
259	Veeco Instruments, Inc.(a)	8,241

		603,224

Software 1.0%
9,123	Adobe Systems, Inc.(a)	294,673
850	ANSYS, Inc.(a)	35,581
9,564	CA, Inc.	210,791
1,922	Eclipsys Corp.(a)	32,059
3,570	Fidelity National Information Services, Inc.	84,109
1,018	MedAssets, Inc.(a)	20,604
1,080	MICROS Systems, Inc.(a)	30,866
18,309	Microsoft Corp.	515,948
1,350	Sybase, Inc.(a)	54,904
600	Tyler Technologies, Inc.(a)	11,238

		1,290,773

Specialty Retail 0.4%
1,390	Aaron’s, Inc.	38,725
3,800	Gap, Inc. (The)	72,504
725	Gymboree Corp.(a)	28,282
7,352	Home Depot, Inc. (The)	205,930
9,520	Limited Brands, Inc.	181,071

		526,512

Telecommunications 0.9%
9,399	American Tower Corp. (Class A Stock)(a)	398,987
1,000	Arris Group, Inc.(a)	10,040
13,946	Cisco Systems, Inc.(a)	313,367
2,470	Corning, Inc.	44,657

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	23

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Telecommunications (cont’d.)
1,268	Crown Castle International Corp.(a)	$46,840
1,323	EMS Technologies, Inc.(a)	16,961
6,683	Ericsson, L.M. Telefonaktiebolaget, ADR (Sweden)	64,691
1,490	Juniper Networks, Inc.(a)	36,997
445	MasTec, Inc.(a)	5,469
2,230	QUALCOMM, Inc.	87,394
2,418	Rogers Communications, Inc. (Class B Stock) (Canada)	75,587
275	SBA Communications Corp. (Class A Stock)(a)	9,100

		1,110,090

Textiles, Apparel & Luxury Goods 0.7%
1,525	Hanesbrands, Inc.(a)	35,029
3,700	Jones Apparel Group, Inc.	53,428
10,192	NIKE, Inc. (Class B Stock)	649,740
1,175	Phillips-Van Heusen Corp.	46,166
1,050	Wolverine World Wide, Inc.	27,772

		812,135

Thrifts & Mortgage Finance
1,750	Washington Federal, Inc.	32,638

Tobacco 0.1%
5,900	Altria Group, Inc.	117,174

Tobacco Products 0.2%
4,810	Philip Morris International, Inc.	218,903

Trading Companies & Distributors
400	WESCO International, Inc.(a)	11,088

Transportation 0.8%
660	Genco Shipping & Trading Ltd. (Marshall Island)(a)	12,646
410	J.B. Hunt Transport Services, Inc.	12,571
4,228	Norfolk Southern Corp.	198,970
770	TNT NV (Netherlands)	22,105
12,079	Union Pacific Corp.	730,779
500	United Parcel Service, Inc. (Class B Stock)	28,885

		1,005,956

Utilities 0.2%
4,923	American Electric Power Co., Inc.	170,582

See Notes to Financial Statements.

24	Visit our website at www.prudential.com

	Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Utilities (cont’d.)
	2,637	PG&E Corp.	$111,387

			281,969

Wireless Telecommunication Services 0.2%
	2,150	Syniverse Holdings, Inc.(a)	36,142
	7,900	Vodafone Group PLC, ADR (United Kingdom)	169,534

			205,676

		TOTAL COMMON STOCKS (cost $39,393,880)	46,799,686

PREFERRED STOCK 0.1%

Commercial Banks 0.1%
	2,650	Wells Fargo & Co., Series J, 8.00%, CVT (cost $50,782)	67,840

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES(b) 1.5%
AAA(c)	$305	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 0.581%, 06/25/34	216,409
Aaa	40	Ford Credit Auto Owner Trust, Series 2008-C, Class A2B 1.133%, 01/15/11	39,609
Ca	91	Merrill Lynch Mortgage Investors, Inc., Series 2006-RM5, Class A2A 0.291%, 10/25/37	25,736
Aaa	18	Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A 0.281%, 09/25/36	17,654
Aaa	1,360	SLM Student Loan Trust, Series 2008-9, Class A 1.749%, 04/25/23	1,417,964
Caa2	80	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A 0.291%, 11/25/36	50,624

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	25

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

ASSET-BACKED SECURITIES(b) (Continued)
Aaa		$58	Structured Asset Securities Corp., Series 2006-BC3, Class A2 0.281%, 10/25/36	$57,458

			TOTAL ASSET-BACKED SECURITIES (cost $1,947,043)	1,825,454

BANK LOANS(b)(e) 2.1%
CAA(c)		1,618	Chrysler Financial, Term B 4.24%, 08/03/12	1,586,758
B+(c)		1,261	TXU Corp., Term B3 3.73%, 10/10/14	1,023,608
B+(c)		13	3.75%, 10/10/14	10,580

			TOTAL BANK LOANS (cost $2,782,844)	2,620,946

CORPORATE BONDS 22.7%

Advertising 0.3%
Baa1		300	Omnicom Group, Inc., Sr. Unsec’d. Notes 5.90%, 04/15/16	323,481

Automobile Manufacturers 0.2%
A3		200	Daimler Finance North America LLC, Gtd. Notes, MTN 5.75%, 09/08/11	212,580

Capital Markets 1.0%
A1	AUD	1,500	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 4.693%(b), 04/12/16	1,248,764

Commercial Banks 0.9%
Aa2		1,000	ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) 6.20%, 07/19/13	1,115,283

Diversified Financial Services 2.2%
A3		1,500	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	1,575,577

See Notes to Financial Statements.

26	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
B3	AUD	500	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 7.00%, 10/01/13	$500,356
Aa3	GBP	500	General Electric Capital Corp., Sub. Notes, 144A 6.50%(b), 09/15/67	673,924

				2,749,857

Financial - Bank & Trust 5.7%
Aa3		$100	Abbey National Treasury Services PLC, Bank Gtd. Notes, 144A (United Kingdom) 3.875%, 11/10/14	101,375
Baa1		1,600	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 6.05%, 12/04/17	1,654,351
Baa1		800	10.179%, 06/12/21	1,056,680
Aa1		2,000	Deutsche Bank AG, Sr. Unsec’d. Notes (Germany) 4.875%, 05/20/13	2,150,164
Aaa		100	ING Bank NV, Gov’t Liquid Gtd. Notes, 144A (Netherlands) 3.90%, 03/19/14	104,178
Aa3		700	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A 4.375%, 01/12/15	695,899
Ba1		800	Sub. Notes, 144A(e) 12.00%(b), 12/29/49	886,748
NR		500	National Australia Bank Ltd., Sr. Notes, 144A (Australia) 0.725%(b), 02/08/10	500,008

				7,149,403

Financial Services 1.0%
NR		500	Lehman Brothers Holdings, Inc.,(d) Sr. Unsec’d. Notes, MTN 5.625%, 01/24/13	108,750
NR		400	6.875%, 05/02/18	88,000
A2		1,000	Merrill Lynch & Co., Inc., Notes, MTN 6.875%, 04/25/18	1,079,608

				1,276,358

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	27

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare Providers & Services 0.4%
Baa3	$500	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	$527,030

Hotels & Motels 0.8%
Baa3	1,000	Marriott International, Inc., Sr. Unsec’d. Notes 6.375%, 06/15/17	1,056,413

Insurance 1.0%
A3	800	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	734,013
A3	600	Sr. Unsec’d. Notes, MTN 5.85%, 01/16/18	481,685

			1,215,698

IT Services 0.5%
A2	500	Electronic Data Systems LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	563,811

Lodging 0.6%
Baa1	700	Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A 5.75%, 08/15/15	723,173

Medical Supplies & Equipment 0.4%
B2	500	HCA, Inc., Sec’d. Notes 9.25%, 11/15/16	527,500

Metals & Mining 0.9%
Baa2	1,000	Spectra Energy Capital LLC, Gtd. Notes 6.20%, 04/15/18	1,086,806

Oil, Gas & Consumable Fuels 1.7%
Baa1	700	Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg) 9.25%, 04/23/19	798,175

See Notes to Financial Statements.

28	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Baa1	$1,000	Nabors Industries, Inc., Gtd. Notes 6.15%, 02/15/18	$1,069,159
Ba1	219	Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands) 5.265%, 06/15/11	216,094

			2,083,428

Real Estate 0.6%
A2	700	WEA Finance LLC / WT Finance Aust Pty Ltd., Gtd. Notes, 144A 6.75%, 09/02/19	761,239

Telecommunications 1.6%
Baa3	900	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	990,173
Ba1	1,000	Qwest Corp., Sr. Unsec’d. Notes 7.625%, 06/15/15	1,057,500

			2,047,673

Transportation 1.6%
Baa3	2,000	Con-Way, Inc., Sr. Unsec’d. Notes 7.25%, 01/15/18	2,049,438

Utilities 1.3%
Baa2	500	American Electric Power Co., Inc., Sr. Unsec’d. Notes 5.25%, 06/01/15	536,938
Baa1	1,000	Illinois Power Co., Sr. Sec’d. Notes 6.25%, 04/01/18	1,082,217

			1,619,155

		TOTAL CORPORATE BONDS (cost $27,891,080)	28,337,090

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	29

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

FOREIGN GOVERNMENT BONDS 1.2%
Aaa	EUR	500	Bundesrepublik Deutschland, Bonds (Germany) 3.75%, 01/04/19	$726,970
Baa3	BRL	1,300	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	801,724

			TOTAL FOREIGN GOVERNMENT BONDS (cost $1,497,936)	1,528,694

MUNICIPAL BONDS 2.0%

California 0.6%
Aa3		$700	Los Angeles Unified School District, General Obligation Bonds 4.50%, 07/01/25	692,307

Illinois 1.2%
A1		200	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	221,512
A1		300	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	332,268
A2		1,000	State of Illinois, General Obligation Bonds 2.766%, 01/01/12	1,010,520

				1,564,300

Texas 0.2%
AAA(c)		300	Dallas County Hospital District, General Obligation Bonds 6.171%, 08/15/34	302,292

			TOTAL MUNICIPAL BONDS (cost $2,417,884)	2,558,899

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.8%
Ba2		356	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.421%(b), 05/25/46	191,979

See Notes to Financial Statements.

30	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Aa3	$181	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 5.126%(b), 05/25/35	$132,712
CCC(c)	175	Series 2007-3, Class 1A1 5.428%(b), 05/25/47	123,318
Caa3	367	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.441%(b), 07/20/46	166,505
Aaa	18	Fannie Mae, Series 1992-146, Class PZ 8.00%, 08/25/22	19,742
Aaa	532	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.944%(b), 07/25/44	512,808
Aaa	76	Freddie Mac, Series 41, Class F 10.00%, 05/15/20	83,411
Aaa	146	Series 2801, Class EH 4.50%, 11/15/16	147,504
AAA(c)	250	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.955%(b), 09/25/35	230,840
Caa1	780	Series 2006-OA1, Class 2A2 0.491%(b), 08/25/46	206,628
Aa1	63	Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11 0.323%(b), 01/19/38	61,774
Ba1	747	Homebanc Mortgage Trust, Series 2006-1, Class 4A1 5.797%(b), 04/25/37	566,598
NR	124	Vendee Mortgage Trust, Series 2000-1, Class 1A 6.81%(b), 01/15/30	133,629
Aaa	610	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1 0.771%(b), 12/25/27	471,819
A1	360	Series 2006-AR15, Class 2A 3.594%(b), 11/25/46	239,451

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	31

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
B3	$359	Series 2007-OA2, Class 1A 1.181%(b), 03/25/47	$188,381

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,215,279)	3,477,099

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 16.0%
		Federal Home Loan Mortgage Corp.
	9	3.223%(b), 08/01/23	9,282
	313	3.771%(b), 03/01/36	322,516
	650	5.00%, 11/01/36	676,834
	212	5.50%, 01/01/38	225,611
	1,000	5.50%, TBA	1,060,156
	118	6.00%, 09/01/22	127,716
		Federal National Mortgage Assoc.
	58	3.951%(b), 05/01/36	58,338
	1,991	4.00%, 08/01/39 - 12/01/39	1,953,257
	4,557	4.50%, 09/01/35 - 08/01/39	4,609,008
	66	5.00%, 06/01/23	69,980
	688	5.094%(b), 06/01/35	719,380
	3,405	5.50%, 09/01/33 - 08/01/37	3,618,622
	2,927	6.00%, 09/01/36 - 12/01/37	3,134,699
	275	6.50%, 01/01/16 - 09/01/36	296,942
	78	7.50%, 01/01/32	88,097
		Government National Mortgage Assoc.
	6	3.625%(b), 09/20/22	5,920
	43	4.50%, 08/15/33 - 09/15/33	44,182
	785	6.00%, 12/15/37 - 04/15/38	839,424
	2,000	6.00%, TBA	2,135,312
	56	8.50%, 02/20/30 - 06/15/30	64,592

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $19,422,209)	20,059,868

U.S. TREASURY OBLIGATIONS 5.7%
	200	U.S. Treasury Bonds 3.50%, 02/15/39	167,562
	400	4.25%, 05/15/39	383,250
	100	4.375%, 02/15/38	98,281
	500	4.50%, 08/15/39	499,375
	700	8.125%, 05/15/21(f)	975,188

See Notes to Financial Statements.

32	Visit our website at www.prudential.com

Principal Amount (000)#	Description	Value (Note 1)

U.S. TREASURY OBLIGATIONS (Continued)
$319	U.S. Treasury Notes 1.00%, 07/31/11(f)	$321,206
4,600	3.25%, 12/31/16	4,652,827

	TOTAL U.S. TREASURY OBLIGATIONS (cost $7,126,355)	7,097,689

	TOTAL LONG-TERM INVESTMENTS (cost $106,745,292)	114,373,265

SHORT-TERM INVESTMENTS 9.0%

U.S. GOVERNMENT AGENCY OBLIGATIONS(g) 0.6%
300	Federal Home Loan Mortgage Assoc. 0.10%, 04/20/10	299,955
500	Federal National Mortgage Assoc. 0.07%, 02/08/10	499,993

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $799,928)	799,948

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 3.2%
3,968,581	Dryden Core Investment Fund—Taxable Money Market Series (cost $3,968,581)(i)	3,968,581

Principal Amount (000)#
REPURCHASE AGREEMENT(j) 5.2%
$6,500	JPMorgan Securities, Inc., 0.12%, dated 01/29/10, due 02/01/10 in the amount of $6,500,065 (cost $6,500,000)	6,500,000

	TOTAL SHORT-TERM INVESTMENTS (cost $11,268,509)	11,268,529

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT 100.5% (cost $118,013,801; Note 5)	125,641,794

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	33

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Contracts/ Notional Amount (000)#	Description	Counterparty	Value (Note 1)

OPTIONS WRITTEN(a)

Call Options
$3,500	10 Year U.S. Treasury Note Futures, expiring 02/19/2010, Strike Price $119.00		$(9,297)
2,600	expiring 02/19/2010, Strike Price $120.00		(1,625)
	Interest Rate Swap Options,
2,000	expiring 02/17/2010 @ 2.80%	Morgan Stanley & Co., Inc.	(103)
4,500	expiring 04/19/2010 @ 3.25%	BT Alex Brown	(8,588)
2,500	expiring 04/19/2010 @ 3.25%	Credit Suisse First Boston Corp.	(4,771)

			(24,384)

Put Options
4,200	10 Year U.S. Treasury Note Futures, expiring 02/19/2010, Strike Price $115.00		(1,312)
3,500	expiring 02/19/2010, Strike Price $116.00		(3,281)
	Interest Rate Swap Options,
4,500	expiring 04/19/2010 @ 4.25%	BT Alex Brown	(29,721)
1,200	expiring 07/10/2012 @ 10.00%	Morgan Stanley & Co., Inc.	(4,250)

			(38,564)

	TOTAL OPTIONS WRITTEN (premiums received $185,433)		(62,948)

Principal Amount (000)#
SECURITIES SOLD SHORT (2.6)%

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
1,000	Federal National Mortgage Assoc. 5.50%, TBA		(1,055,469)
2,000	6.00%, TBA		(2,139,062)

	TOTAL SECURITIES SOLD SHORT (proceeds received $3,177,109)		(3,194,531)

See Notes to Financial Statements.

34	Visit our website at www.prudential.com

Description	Value (Note 1)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(h) 97.9% (cost $114,651,259; Note 5)	$122,384,315
Other assets in excess of other liabilities(k) 2.1%	2,590,073

NET ASSETS 100%	$124,974,388

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVT—Convertible Security

FHLMC—Federal Home Loan Mortgage Corporation

GDR—Global Depositary Receipt

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

TBA—To Be Announced

AUD—Australian Dollar

BRL—Brazilian Real

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

TWD—New Taiwanese Dollar

†	The rating reflected is as of January 31, 2010. Rating of certain bonds may have changed subsequent to that date.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Indicates a variable rate security.
(c)	Standard & Poor’s rating.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Rates shown are the effective yields at purchase date.
(h)	As of January 31, 2010, 4 securities representing $1,198,704 and 1.0% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(j)	Collateralized by U.S. Government and Government Agency guaranteed securities.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	35

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

(k)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate swap agreements and credit default swap agreements as follows:

Futures contracts open at January 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2010	Unrealized Appreciation
	Long Positions:
23	90 Day Euro Dollar	Jun 10	$5,686,388	$5,726,713	$40,325
47	90 Day Euro Dollar	Sep 10	11,501,388	11,674,213	172,825
12	90 Day Euro EURIBOR	Jun 10	4,093,124	4,119,987	26,863
27	90 Day Euro EURIBOR	Sep 10	9,160,179	9,243,300	83,121
11	5 Year Euro-Bobl	Mar 10	1,779,210	1,788,392	9,182
6	10 Year Euro-Bund	Mar 10	1,021,824	1,026,399	4,575

					$336,891	(1)

(1)	Cash of $12,000 and U.S. Treasury Securities with a market value of $390,862 has been segregated to cover requirements for open futures contracts at January 31, 2010.

Forward foreign currency exchange contracts outstanding at January 31, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 04/05/10	Barclays Capital Group	BRL	113	$62,000	$59,016	$(2,984)
Expiring 04/05/10	BT Alex Brown	BRL	146	80,000	76,234	(3,766)
Expiring 04/05/10	Citibank	BRL	114	63,000	59,803	(3,197)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	219	121,000	114,859	(6,141)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	111	61,000	58,064	(2,936)
Chinese Yuan,
Expiring 03/29/10	Barclays Capital Group	CNY	336	49,756	49,223	(533)
Expiring 03/29/10	Deutsche Bank	CNY	1,597	236,600	233,788	(2,812)
Expiring 03/29/10	Deutsche Bank	CNY	3	397	393	(4)
Expiring 03/29/10	Hong Kong & Shanghai Bank	CNY	2,298	339,800	336,458	(3,342)
Expiring 03/29/10	JPMorgan Securities	CNY	22	3,181	3,148	(33)
Expiring 03/29/10	Merrill Lynch	CNY	2,388	353,575	349,684	(3,891)

See Notes to Financial Statements.

36	Visit our website at www.prudential.com

Forward foreign currency exchange contracts outstanding at January 31, 2010 (cont’d.):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.)
Expiring 06/07/10	Barclays Capital Group	CNY	1,098	$163,000	$160,846	$(2,154)
Expiring 06/07/10	Barclays Capital Group	CNY	1,098	163,000	160,775	(2,225)
Expiring 06/07/10	Deutsche Bank	CNY	660	98,000	96,662	(1,338)
Expiring 06/07/10	Hong Kong & Shanghai Bank	CNY	1,239	184,000	181,421	(2,579)
Expiring 06/07/10	JPMorgan Securities	CNY	1,151	171,000	168,615	(2,385)
Expiring 06/07/10	JPMorgan Securities	CNY	337	50,000	49,339	(661)
Expiring 06/07/10	Merrill Lynch	CNY	437	65,000	64,056	(944)
Expiring 06/07/10	Merrill Lynch	CNY	357	53,000	52,276	(724)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	718	108,000	113,055	5,055
Expiring 11/04/11	BT Alex Brown	CNY	383	60,000	60,310	310
Expiring 11/17/10	BT Alex Brown	CNY	4,180	629,846	616,794	(13,052)
Expiring 11/17/10	Goldman Sachs & Co., Inc. (The)	CNY	1,937	292,000	285,733	(6,267)
Expiring 11/23/10	Bank of America Securities LLC	CNY	4,562	686,075	673,319	(12,756)
Expiring 11/23/10	Barclays Capital Group	CNY	305	46,000	45,012	(988)
Euro,
Expiring 02/08/10	Warburg Dillon Read LLC	EUR	20	28,739	27,730	(1,009)
New Taiwanese Dollar,
Expiring 06/10/10	Hong Kong & Shanghai Bank	TWD	2,968	95,000	94,239	(761)
Expiring 06/10/10	Hong Kong & Shanghai Bank	TWD	2,935	94,000	93,187	(813)
South Korean Won,
Expiring 02/11/10	Hong Kong & Shanghai Bank	KRW	191,165	170,000	164,491	(5,509)
Expiring 02/11/10	Hong Kong & Shanghai Bank	KRW	92,086	82,000	79,237	(2,763)
Expiring 02/11/10	JPMorgan Securities	KRW	182,984	163,000	157,451	(5,549)
Expiring 02/11/10	JPMorgan Securities	KRW	71,731	64,000	61,722	(2,278)
Expiring 11/12/10	Citibank	KRW	46,770	40,000	39,909	(91)
Expiring 11/12/10	Citibank	KRW	34,641	30,000	29,560	(440)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	37

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at January 31, 2010 (cont’d.):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won (cont’d.)
Expiring 11/12/10	Citibank	KRW	23,180	$20,000	$19,780	$(220)
Expiring 11/12/10	JPMorgan Securities	KRW	80,203	70,000	68,437	(1,563)
Expiring 11/12/10	JPMorgan Securities	KRW	35,096	30,000	29,947	(53)
Expiring 11/12/10	Morgan Stanley & Co., Inc.	KRW	80,577	70,000	68,757	(1,243)
Expiring 11/12/10	Warburg Dillon Read LLC	KRW	224,690	198,000	191,730	(6,270)

				$5,293,969	$5,195,060	$(98,909)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/26/10	Royal Bank Scotland Group	AUD	1,422	$1,299,739	$1,254,545	$45,194
Brazilian Real,
Expiring 04/05/10	Goldman Sachs & Co., Inc. (The)	BRL	1,430	816,453	749,015	67,438
British Pound,
Expiring 03/25/10	Warburg Dillon Read LLC	GBP	559	894,649	893,193	1,456
Chinese Yuan,
Expiring 03/29/10	Barclays Capital Group	CNY	312	46,000	45,686	314
Expiring 03/29/10	BT Alex Brown	CNY	4,180	615,926	612,033	3,893
Expiring 03/29/10	Deutsche Bank	CNY	2,151	319,000	314,976	4,024
Expiring 06/07/10	Bank of America Securities LLC	CNY	4,562	674,212	668,168	6,044
Expiring 06/07/10	Credit Suisse First Boston Corp.	CNY	1,510	222,830	221,126	1,704
Expiring 06/07/10	Credit Suisse First Boston Corp.	CNY	305	45,000	44,697	303
Euro,
Expiring 04/26/10	JPMorgan Securities	EUR	794	1,124,511	1,100,632	23,879
Indian Rupee,
Expiring 03/24/10	Citibank	INR	447	9,170	9,634	(464)
Japanese Yen,
Expiring 02/16/10	Warburg Dillon Read LLC	JPY	1,411	15,524	15,633	(109)

See Notes to Financial Statements.

38	Visit our website at www.prudential.com

Forward foreign currency exchange contracts outstanding January 31, 2010 (cont’d.):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won,
Expiring 02/11/10	Citibank	KRW	46,430	$40,000	$39,951	$49
Expiring 02/11/10	Citibank	KRW	34,341	30,000	29,549	451
Expiring 02/11/10	Citibank	KRW	23,010	20,000	19,799	201
Expiring 02/11/10	JPMorgan Securities	KRW	79,345	70,000	68,274	1,726
Expiring 02/11/10	JPMorgan Securities	KRW	34,845	30,000	29,983	17
Expiring 02/11/10	Morgan Stanley & Co., Inc.	KRW	79,702	70,000	68,581	1,419

				$6,343,014	$6,185,475	$157,539

Interest rate swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.(1)	01/02/12	BRL	1,800	10.15%	Brazilian interbank lending rate	$(40,187)	$—	$(40,187)
Barclays Capital(1)	01/02/12	BRL	2,100	11.67	Brazilian interbank lending rate	16,424	15,021	1,403

						$(23,763)	$15,021	$(38,784)

(1)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/ Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices—Sell Protection(1):
Bank of America Securities LLC	12/20/19	$1,200	1.00%	Dow Jones CDX IG3 10Y Index	$(8,141)	$(14,405)	$6,264
Morgan Stanley & Co.	12/20/15	470	0.46	Dow Jones CDX IG5 10Y Index	(62,997)	—	(62,997)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	39

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Credit default swap agreements outstanding at January 31, 2010 (cont’d.):

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/ Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.	12/20/15	$1,500	0.46%	Dow Jones CDX IG5 10Y Index	$(200,648)	$—	$(200,648)

					$(271,786)	$(14,405)	$(257,381)

Counterparty	Termination Date	Notional Amount (000)(4)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at January 31, 2010(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Goldman Sachs & Co.	12/20/10	$300	1.00%	Sprint Nextel Corp., 6.00%, due 12/01/16	3.417%	$(6,023)	$(2,536)	$(3,487)

The Fund entered into credit default swap agreements on corporate issues and credit indices to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps—Buy Protection(2):
Citigroup, Inc.	06/20/15	$500	0.62%	American Electric Power, 5.25%, due 06/01/15	$(1,445)	$—	$(1,445)
UBS AG	06/20/17	500	0.56%	Cardinal Health Inc., 6.00%, due 06/15/17	724	—	724
Bank of America Securities LLC	03/20/18	2,000	1.83%	Con-way, Inc., 7.25%, due 01/15/18	596	—	596
Barclays Bank PLC	09/20/11	200	0.58%	DaimlerChrysler, 5.75%, due 09/08/11	(290)	—	(290)
Merrill Lynch & Co.	12/20/11	272	0.00%	Dow Jones CDX HY7 Index	132,179	38,017	94,162
Deutsche Bank	06/20/18	1,646	1.50%	Dow Jones CDX IG10 10Y Index	(19,487)	(22,632)	3,145
Goldman Sachs & Co.	06/20/18	4,453	1.50%	Dow Jones CDX IG10 10Y Index	(52,731)	(122,043)	69,312
Morgan Stanley & Co.	06/20/18	4,356	1.50%	Dow Jones CDX IG10 10Y Index	(51,585)	(98,269)	46,684

See Notes to Financial Statements.

40	Visit our website at www.prudential.com

Credit default swap agreements outstanding at January 31, 2010 (cont’d.):

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank	06/20/13	$1,258	1.55%	Dow Jones CDX IG10 5Y Index	$(17,368)	$(3,635)	$(13,733)
Goldman Sachs	06/20/13	4,937	1.55	Dow Jones CDX IG10 5Y Index	(68,133)	47,324	(115,457)
Morgan Stanley & Co.	12/20/12	700	0.14	Dow Jones CDX IG5 Index	19,005	—	19,005
Morgan Stanley & Co.	12/20/12	2,100	0.14	Dow Jones CDX IG5 Index	57,015	—	57,015
Barclays Bank PLC	12/20/17	1,065	0.80	Dow Jones CDX IG9 10Y Index	37,822	10,653	27,169
Goldman Sachs	12/20/17	1,646	0.80	Dow Jones CDX IG9 10Y Index	58,452	22,694	35,758
Merrill Lynch & Co.	12/20/17	194	0.80	Dow Jones CDX IG9 10Y Index	6,876	2,385	4,491
Morgan Stanley & Co.	12/20/17	1,549	0.80	Dow Jones CDX IG9 10Y Index	55,013	30,388	24,625
Deutsche Bank	03/20/14	400	1.25	Embarq Corp., 7.08%, due 06/01/16	(9,023)	—	(9,023)
Deutsche Bank	03/20/14	200	1.27	Embarq Corp., 7.08%, due 06/01/16	(4,675)	—	(4,675)
Deutsche Bank	03/20/14	100	1.43	Embarq Corp., 7.08%, due 06/01/16	(2,970)	—	(2,970)
Deutsche Bank	06/20/13	200	1.00	Embarq Corp., 7.08%, due 06/01/16	(2,630)	(3,257)	627
Bank of America Securities LLC	06/20/17	1,000	1.73	Marriott International, 6.375%, due 06/15/17	(33,564)	—	(33,564)
Goldman Sachs	03/20/18	1,000	1.02	Nabors Industries, Inc., 6.15%, due 02/15/18	229	—	229
Morgan Stanley & Co.	06/20/16	300	0.39	Omnicom 5.90%, due 04/15/16	7,015	—	7,015
Deutsche Bank	06/20/18	1,000	0.84	Spectra Energy Capital, 6.20%, due 04/15/18	(2,893)	—	(2,893)
Citigroup, Inc.	02/09/46	600	2.20	Vertical CDO, Ltd., 7.01%, due 02/09/46	577,568	—	577,568

					$685,700	$(98,375)	$784,075

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	41

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

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The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$46,487,730	$311,956	$—
Preferred Stock	67,840	—	—
Asset-Backed Securities	—	1,825,454	—
Bank Loans	—	2,620,946	—
Corporate Bonds	—	27,450,342	886,748
Foregin Government Bonds	—	1,528,694	—
Municipal Bonds	—	2,558,899	—
Residential Mortgage-Backed Securities	—	3,477,099	—
U.S. Government Mortgage-Backed Obligations	—	20,059,868	—
U.S. Government Agency Obligations	—	799,948	—
U.S. Treasury Obligations	—	7,097,689	—
Repurchase Agreement	—	6,500,000	—
Options Written	—	(62,948)	—
Affiliated Money Market Mutual Fund	3,968,581	—	—
Securities Sold Short—U.S. Government Mortgage-Backed Obligations	—	(3,194,531)	—

	$50,524,151	$70,973,416	$886,748
Other Financial Instuments*	336,891	543,053	—

Total	$50,861,042	$71,516,469	$886,748

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments	Corporate Bonds
Balance as of 7/31/09	$562,688	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	86,748
Net purchases (sales)	—	800,000
Transfers in and/or out of Level 3	(562,688)	—

Balance as of 1/31/10	$—	$886,748

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	43

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

The investment allocation of Portfolio holdings and other assets in excess of other liabilities shown as a percentage of net assets as of January 31, 2010 were as follows:

U.S. Government Mortgage-Backed Obligations	16.0%
Financial - Bank & Trust	5.8
U.S. Treasury Obligations	5.7
Oil, Gas & Consumable Fuels	5.5
Repurchase Agreements	5.2
Diversified Financial Services	4.0
Affiliated Money Market Mutual Fund	3.2
Residential Mortgage-Backed Securities	2.8
Pharmaceuticals	2.8
Telecommunications	2.5
Commercial Banks	2.5
Transportation	2.4
Insurance	2.4
Bank Loans	2.1
Municipal Bonds	2.0
Capital Markets	1.8
Metals & Mining	1.8
Utilities	1.5
Financial Services	1.5
Asset-Backed Securities	1.5
Chemicals	1.5
Aerospace & Defense	1.3
Retail & Merchandising	1.2
Foreign Government Bonds	1.2
Computer Services & Software	1.0
Software	1.0
Hotels & Motels	1.0
Computers & Peripherals	0.9
Hotels, Restaurants & Leisure	0.8
Computer Hardware	0.8
Healthcare Providers & Services	0.7
Media	0.7
Textiles, Apparel & Luxury Goods	0.7
U.S. Government Agency Obligations	0.6
Biotechnology	0.6
Internet Software & Services	0.6
Electric Utilities	0.6
Business Services	0.6
Real Estate	0.6
Lodging	0.6
IT Services	0.6
Medical Supplies & Equipment	0.5
Machinery	0.5
Diversified Telecommunication Services	0.5
Commercial Services	0.5

See Notes to Financial Statements.

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Industry (cont’d.)
Energy Equipment & Services	0.5%
Semiconductors	0.5
Real Estate Investment Trusts	0.5
Internet & Catalog Retail	0.5
Specialty Retail	0.4
Beverages	0.4
Healthcare Equipment & Supplies	0.3
Manufacturing	0.3
Foods	0.3
Industrial Conglomerates	0.3
Advertising	0.3
Entertainment & Leisure	0.2
Food & Staples Retailing	0.2
Healthcare Products	0.2
Electronic Equipment & Instruments	0.2
Consumer Products & Services	0.2
Tobacco Products	0.2
Automobile Manufacturers	0.2
Wireless Telecommunication Services	0.2
Healthcare Services	0.2
Electronic Components	0.1
Automobiles	0.1
Environmental Control	0.1
Household Products	0.1
Electrical Equipment	0.1
Multi-Utilities	0.1
Food Products	0.1
Tobacco	0.1
Consumer Finance	0.1
Office Electronics	0.1
Multi-Line Retail	0.1
Farming & Agriculture	0.1
Household/Personal Care	0.1
Food & Drug Retailing	0.1
Life Science Tools & Services	0.1
Household Durables	0.1
Education	0.1
Internet Services	0.1

100.5
Options Written and Securities Sold Short	(2.6)
Other assets in excess of other liabilities	2.1

100.0%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	45

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

The Fund invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Receivable from broker-variation margin	$336,891	*	Written options outstanding, at value	$62,948
Interest rate contracts	Unrealized appreciation on swap agreements	1,403		Unrealized depreciation on swap agreements	40,187
Interest rate contracts	Premiums paid for swap agreements	15,021		—	—
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	163,477		Unrealized depreciation on foreign currency exchange contracts	104,847
Credit contracts	Unrealized appreciation on swap agreements	974,389		Unrealized depreciation on swap agreements	451,182
Credit contracts	Premiums paid for swap agreements	151,461		Premiums received for swap agreements	266,777

Total		$1,642,642			$925,941

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$290,169	$845,846	$341,328	$669,014	$—	$2,146,357
Foreign exchange contracts	—	—	—	—	(136,761)	(136,761)
Credit contracts	—	—	—	(97,745)	—	(97,745)

Total	$290,169	$845,846	$341,328	$571,269	$(136,761)	$1,911,851

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(658,693)	$(330,545)	$54,997	$(273,699)	$—	$(1,207,940)
Foreign exchange contracts	—	—	—	—	164,091	164,091
Credit contracts	—	—	—	(221,805)	—	(221,805)

Total	$(658,693)	$(330,545)	$54,997	$(495,504)	$164,091	$(1,265,654)

For the six months ended January 31, 2010, the Fund’s average volume of derivative activities are as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts - Long Positions(3)	Forward foreign currency exchange purchase contracts(4)	Forward foreign currency exchange sale contracts(5)	Interest rate swap agreements(6)	Credit default swap agreements - Buy Protection(6)	Credit default swap agreements - Sell Protection(6)
$80,537	$137,365	$47,747,614	$3,462,735	$5,267,232	$6,319,403	$32,224,475	$2,870,000

(1)	Cost.
(2)	Premium Received.
(3)	Value at Trade Date.
(4)	Value at Settlement Date Payable.
(5)	Value at Settlement Date Receivable.
(6)	Notional Amount.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	47

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $114,045,220)	$121,673,213
Affiliated investments (cost $3,968,581)	3,968,581
Foreign currency, at value (cost $716,215)	708,683
Deposit with broker	12,000
Receivable for investments sold	10,161,936
Unrealized appreciation on swap agreements	975,792
Dividends and interest receivable	590,760
Premiums paid for swap agreements	166,482
Unrealized appreciation on foreign currency exchange contracts	163,477
Receivable for Fund shares sold	13,112
Tax reclaim receivable	2,542
Receivable from broker-variation margin	1,763
Prepaid expenses	1,432

Total assets	138,439,773

Liabilities
Payable for investments purchased	7,827,291
Securities sold short, at value (proceeds received $3,177,109)	3,194,531
Payable to broker	840,000
Unrealized depreciation on swap agreements	491,369
Premiums received for swap agreements	266,777
Accrued expenses and other liabilities	248,437
Payable for Fund shares reacquired	217,233
Unrealized depreciation on foreign currency exchange contracts	104,847
Management fee payable	81,631
Outstanding options written (premiums received $185,433)	62,948
Distribution fee payable	60,226
Payable to custodian	44,334
Affiliated transfer agent fee payable	18,469
Deferred trustees’ fees	7,292

Total liabilities	13,465,385

Net Assets	$124,974,388

Net assets were comprised of:
Shares of beneficial interest, at par	$13,710
Paid-in capital, in excess of par	136,476,286

136,489,996
Undistributed net investment income	882,813
Accumulated net realized loss on investments and foreign currency transactions	(20,985,067)
Net unrealized appreciation on investments and foreign currencies	8,586,646

Net assets, January 31, 2010	$124,974,388

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($69,907,867 / 7,642,753 shares of beneficial interest issued and outstanding)	$9.15
Maximum sales charge (5.50% of offering price)	.53

Maximum offering price to public	$9.68

Class B:
Net asset value, offering price and redemption price per share ($28,818,875 / 3,177,737 shares of beneficial interest issued and outstanding)	$9.07

Class C:
Net asset value, offering price and redemption price per share ($21,473,337 / 2,368,030 shares of beneficial interest issued and outstanding)	$9.07

Class M:
Net asset value, offering price and redemption price per share ($365,392 / 40,299 shares of beneficial interest issued and outstanding)	$9.07

Class R:
Net asset value, offering price and redemption price per share ($640,246 / 70,022 shares of beneficial interest issued and outstanding)	$9.14

Class X:
Net asset value, offering price and redemption price per share ($788,958 / 86,997 shares of beneficial interest issued and outstanding)	$9.07

Class Z:
Net asset value, offering price and redemption price per share ($2,979,713 / 324,631 shares of beneficial interest issued and outstanding)	$9.18

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	49

Statement of Operations

Six Months Ended January 31, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$1,872,861
Unaffiliated dividend income (net of foreign withholding taxes $3,616)	485,337
Affiliated dividend income	4,680

Total income	2,362,878

Expenses
Management fee	482,378
Distribution fee—Class A	86,786
Distribution fee—Class B	157,229
Distribution fee—Class C	112,741
Distribution fee—Class M	2,232
Distribution fee—Class R	1,759
Distribution fee—Class X	4,683
Custodian’s fees and expenses	134,000
Transfer agent’s fees and expenses (including affiliated expense of $32,000)	93,000
Registration fees	40,000
Reports to shareholders	40,000
Audit fee	33,000
Legal fee	10,000
Trustees’ fees	9,000
Commitment fee on syndicated credit agreement	1,000
Insurance expense	1,000
Miscellaneous	6,794

Total expenses	1,215,602

Net investment income	1,147,276

See Notes to Financial Statements.

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Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currency
Net realized gain (loss) on:
Investment transactions	2,856,003
Options written transactions	341,328
Foreign currency transactions	(140,026)
Futures transactions	845,846
Swap agreement transactions	571,269
Short sale transactions	(178,771)

4,295,649

Net change in unrealized appreciation (depreciation) on:
Investments	4,987,953
Options written	54,997
Foreign currencies	118,435
Futures	(330,545)
Swaps	(495,504)
Short Sales	13,555

4,348,891

Net gain on investments and foreign currencies	8,644,540

Net Increase In Net Assets Resulting From Operations	$9,791,816

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	51

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2010	Year Ended July 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,147,276	$3,117,710
Net realized gain (loss) on investments and foreign currency transactions	4,295,649	(20,752,107)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,348,891	4,268,353

Net increase (decrease) in net assets resulting from operations	9,791,816	(13,366,044)

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(207,106)	(2,566,779)
Class B	(55,007)	(1,631,692)
Class C	(39,956)	(946,194)
Class M	(828)	(29,382)
Class R	(1,965)	(40,708)
Class X	(1,787)	(56,837)
Class Z	(10,604)	(210,523)

	(317,253)	(5,482,115)

Distributions from net realized gains:
Class A	—	(1,826,262)
Class B	—	(1,168,700)
Class C	—	(701,143)
Class M	—	(20,383)
Class R	—	(27,725)
Class X	—	(36,500)
Class Z	—	(139,433)

	—	(3,920,146)

Tax Return of Capital:
Class A	—	(369,683)
Class B	—	(242,877)
Class C	—	(143,511)
Class M	—	(4,065)
Class R	—	(7,801)
Class X	—	(8,341)
Class Z	—	(23,675)

	—	(799,953)

See Notes to Financial Statements.

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	Six Months Ended January 31, 2010	Year Ended July 31, 2009
Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	6,644,570	15,100,836
Net asset value of shares issued in reinvestment of dividends and distributions	307,142	9,495,837
Cost of shares reacquired	(14,663,091)	(45,287,010)

Net decrease in net assets resulting from Fund share transactions	(7,711,379)	(20,690,337)

Total increase (decrease)	1,763,184	(44,258,595)

Net Assets
Beginning of period	123,211,204	167,469,799

End of period (a)	$124,974,388	$123,211,204

(a) Includes undistributed net income of:	$882,813	$52,790

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	53

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund, Target Conservative Allocation Fund (the “Fund”) and Target Growth Allocation Fund. These financial statements relate only to Target Conservative Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the Subadvisors and their respective segment during the six months ended January 31, 2010.

Fund Segment	Subadvisors
Large-cap value stocks	Hotchkis and Wiley Capital Management Eaton Vance Management NFJ Investment Group L.P.
Large-cap growth stocks	Marsico Capital Management, LLC Massachusetts Financial Services Company
Core fixed income bonds	Pacific Investment Management Company LLC
Small-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P.
Small-cap growth stocks	Eagle Asset Management, Inc.

The investment objective of the Fund is to provide current income and a reasonable level of capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of debt obligations and equity securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price

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provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Target Asset Allocation Funds/Target Conservative Allocation Fund	55

Notes to Financial Statements

(Unaudited) continued

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency

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transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as in unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s

Target Asset Allocation Funds/Target Conservative Allocation Fund	57

Notes to Financial Statements

(Unaudited) continued

principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written transactions.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps, is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to

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pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

With exchange-traded futures and option contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options against default.

A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively the proceeds originally received.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate

Target Asset Allocation Funds/Target Conservative Allocation Fund	59

Notes to Financial Statements

(Unaudited) continued

steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

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The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	61

Notes to Financial Statements

(Unaudited) continued

As of January 31, 2010, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dare. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy on the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

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Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $500 million, .70 of 1% of average daily net assets for the next $500 million and .65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class M, Class R and Class X shares, pursuant to plans of distribution (the Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Target Asset Allocation Funds/Target Conservative Allocation Fund	63

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the plans were .25 of 1%, 1%, 1%, 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2010.

PIMS has advised the Fund that it has received $32,691 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2010. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2010, it has received $18,652, $346, $249 and $272 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of Wells Fargo Advisors, LLC (“Wells Fargo”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations. For the six months ended January 31, 2010, the Fund incurred approximately $19,400 in total networking fees, of which $6,400 and $3,800 was paid to Wells Fargo and First Clearing, respectively.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by

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PI. Earnings from the Series are disclosed on the Statement of Operations as affiliated dividends.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government investments, for the six months ended January 31, 2010, aggregated $40,941,374 and $50,834,270, respectively.

Transactions in options written during the six months ended January 31, 2010, were as follows:

	Number of Contracts/ Notional Amount	Premiums Received
Options outstanding at July 31, 2009	20,800,000	$116,810
Written options	48,270,000	327,373
Expired options	(34,570,000)	(201,150)
Closed options	(6,000,000)	(57,600)

Options outstanding at January 31, 2010	28,500,000	$185,433

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation on Investments
$122,134,191	$6,751,514	$(3,243,912)	$3,507,602

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and other differences between financial reporting and tax accounting.

For federal income tax purposes, the fund had a capital loss carry forward as of July 31, 2009 of approximately $3,716,000 which expires in 2017. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates.

In addition, the Fund has elected to treat net capital losses of approximately $16,224,000 incurred between November 1, 2008 and July 31, 2009 as being incurred during the fiscal year ending July 31, 2010.

Target Asset Allocation Funds/Target Conservative Allocation Fund	65

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%.

Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2010, Prudential owned 244 shares of Class R shares.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2010:
Shares sold	562,336	$5,065,793
Shares issued in reinvestment of dividends and distributions	22,489	202,178
Shares reacquired	(798,736)	(7,229,311)

Net increase (decrease) in shares outstanding before conversion	(213,911)	(1,961,340)
Shares issued, upon conversion from Class B , Class M, and Class X	370,092	3,321,086

Net increase (decrease) in shares outstanding	156,181	$1,359,746

Year ended July 31, 2009:
Shares sold	1,004,567	$8,293,256
Shares issued in reinvestment of dividends and distributions	571,932	4,492,654
Shares reacquired	(2,070,471)	(16,902,749)

Net increase (decrease) in shares outstanding before conversion	(493,972)	(4,116,839)
Shares issued, upon conversion from Class B , Class M, and Class X	1,027,189	8,521,510

Net increase (decrease) in shares outstanding	533,217	$4,404,671

Class B
Six months ended January 31, 2010:
Shares sold	60,265	$540,120
Shares issued in reinvestment of dividends and distributions	5,958	53,207
Shares reacquired	(411,586)	(3,677,951)

Net increase (decrease) in shares outstanding before conversion	(345,363)	(3,084,624)
Shares reaquired upon conversion into Class A	(345,235)	(3,071,954)

Net increase (decrease) in shares outstanding	(690,598)	$(6,156,578)

Year ended July 31, 2009:
Shares sold	219,532	$1,806,727
Shares issued in reinvestment of dividends and distributions	365,773	2,873,275
Shares reacquired	(1,519,010)	(12,521,462)

Net increase (decrease) in shares outstanding before conversion	(933,705)	(7,841,460)
Shares reaquired upon conversion into Class A	(989,021)	(8,171,323)

Net increase (decrease) in shares outstanding	(1,922,726)	$(16,012,783)

Class C
Six months ended January 31, 2010:
Shares sold	84,323	$746,695
Shares issued in reinvestment of dividends and distributions	4,171	37,245
Shares reacquired	(304,231)	(2,736,679)

Net increase (decrease) in shares outstanding	(215,737)	$(1,952,739)

Year ended July 31, 2009:
Shares sold	257,160	$2,131,461
Shares issued in reinvestment of dividends and distributions	200,023	1,569,339
Shares reacquired	(870,283)	(7,035,186)

Net increase (decrease) in shares outstanding	(413,100)	$(3,334,386)

Target Asset Allocation Funds/Target Conservative Allocation Fund	67

Notes to Financial Statements

(Unaudited) continued

Class M	Shares	Amount
Six months ended January 31, 2010:
Shares sold	2,796	$24,854
Shares issued in reinvestment of dividends and distributions	83	743
Shares reacquired	(7,502)	(66,598)

Net increase (decrease) in shares outstanding before conversion	(4,623)	(41,001)
Shares reaquired upon conversion into Class A	(11,923)	(107,961)

Net increase (decrease) in shares outstanding	(16,546)	$(148,962)

Year ended July 31, 2009:
Shares sold	28,078	$231,841
Shares issued in reinvestment of dividends and distributions	6,589	51,861
Shares reacquired	(68,035)	(558,594)

Net increase (decrease) in shares outstanding before conversion	(33,368)	(274,892)
Shares reaquired upon conversion into Class A	(16,389)	(136,303)

Net increase (decrease) in shares outstanding	(49,757)	$(411,195)

Class R
Six months ended January 31, 2010:
Shares sold	5,262	$47,202
Shares issued in reinvestment of dividends and distributions	219	1,964
Shares reacquired	(20,421)	(185,170)

Net increase (decrease) in shares outstanding	(14,940)	$(136,004)

Year ended July 31, 2009:
Shares sold	29,683	$243,314
Shares issued in reinvestment of dividends and distributions	9,651	76,191
Shares reacquired	(361,994)	(3,282,075)

Net increase (decrease) in shares outstanding	(322,660)	$(2,962,570)

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Class X	Shares	Amount
Six months ended January 31, 2010:
Shares sold	11,944	$109,214
Shares issued in reinvestment of dividends and distributions	199	1,780
Shares reacquired	(25,497)	(231,840)

Net increase (decrease) in shares outstanding before conversion	(13,354)	(120,846)
Shares reaquired upon conversion into Class A	(15,582)	(141,171)

Net increase (decrease) in shares outstanding	(28,936)	$(262,017)

Year ended July 31, 2009:
Shares sold	47,964	$353,169
Shares issued in reinvestment of dividends and distributions	12,793	100,792
Shares reacquired	(134,886)	(1,065,141)

Net increase (decrease) in shares outstanding before conversion	(74,129)	(611,180)
Shares reaquired upon conversion into Class A	(25,880)	(213,884)

Net increase (decrease) in shares outstanding	(100,009)	$(825,064)

Class Z
Six months ended January 31, 2010:
Shares sold	12,087	$110,692
Shares issued in reinvestment of dividends and distributions	1,113	10,025
Shares reacquired	(59,768)	(535,542)

Net increase (decrease) in shares outstanding	(46,568)	$(414,825)

Year ended July 31, 2009:
Shares sold	236,643	$2,041,068
Shares issued in reinvestment of dividends and distributions	42,146	331,725
Shares reacquired	(477,331)	(3,921,803)

Net increase (decrease) in shares outstanding	(198,542)	$(1,549,010)

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Companies renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Companies pay a commitment fee of 0.15 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Companies paid a commitment fee of 0.13 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

Target Asset Allocation Funds/Target Conservative Allocation Fund	69

Notes to Financial Statements

(Unaudited) continued

The Trust did not utilize the line of credit during the six months ended January 31, 2010.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements are issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Note 9. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined

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Financial Highlights

(Unaudited)

JANUARY 31, 2010	SEMIANNUAL REPORT

Target Asset Allocation Funds/ Target Conservative Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2010(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.48

Income (loss) from investment operations:
Net investment income	.10
Net realized and unrealized gain (loss) on investments	.60

Total from investment operations	.70

Less Dividends and Distributions:
Dividends from net investment income	(.03)
Tax return of capital	—
Distributions from net realized gains on investments	—

Total dividends and distributions	(.03)

Net asset value, end of period	$9.15

Total Return(a)	8.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$69,908
Average net assets (000)	$68,863
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(b)	1.57	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.32	%(f)
Net investment income	2.10	%(f)
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	113	%(g)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(c)	Calculated based upon the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Includes interest expense of .06%.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

72	Visit our website at www.prudential.com

Class A

Year Ended July 31,
2009(c)		2008(c)	2007	2006(c)	2005

$9.84		$10.66	$10.33	$11.36	$10.51

.23		.27	.25	.28	.18
(.92)		(.32)	.56	(.05)	1.05

(.69)		(.05)	.81	.23	1.23

(.37)		(.27)	(.27)	(.30)	(.21)
(.05)		—	—	—	—
(.25)		(.50)	(.21)	(.96)	(.17)

(.67)		(.77)	(.48)	(1.26)	(.38)

$8.48		$9.84	$10.66	$10.33	$11.36

(6.36)%		(0.75)%	7.93%	2.20%	11.85%

$63,491		$68,408	$60,657	$58,130	$46,743
$59,479		$65,817	$61,106	$51,963	$42,639

1.64	%(e)	1.43%	1.35%	1.41%	1.44%
1.39	%(e)	1.18%	1.10%	1.16%	1.19%
2.76%		2.59%	2.34%	2.57%	1.65%

356%		353%	395%	481%	379%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	73

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.43

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investments	.60

Total from investment operations	.66

Less Dividends and Distributions:
Dividends from net investment income	(.02)
Tax return of capital	—
Distributions from net realized gains on investments	—

Total dividends and distributions	(.02)

Net asset value, end of period	$9.07

Total Return(a)	7.78%
Ratios/Supplemental Data:
Net assets, end of period (000)	$28,819
Average net assets (000)	$31,189
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.32	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.32	%(e)
Net investment income	1.36	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon the average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Includes interest expense of .06%.
(e)	Annualized.

See Notes to Financial Statements.

74	Visit our website at www.prudential.com

Class B

Year Ended July 31,
2009(b)		2008(b)	2007	2006(b)	2005

$9.82		$10.64	$10.31	$11.34	$10.49

.17		.19	.17	.18	.10
(.92)		(.32)	.56	(.03)	1.05

(.75)		(.13)	.73	.15	1.15

(.34)		(.19)	(.19)	(.22)	(.13)
(.05)		—	—	—	—
(.25)		(.50)	(.21)	(.96)	(.17)

(.64)		(.69)	(.40)	(1.18)	(.30)

$8.43		$9.82	$10.64	$10.31	$11.34

(7.05)%		(1.49)%	7.12%	1.40%	11.02%

$32,609		$56,853	$78,305	$94,011	$116,378
$39,077		$70,345	$87,224	$106,189	$114,342

2.39	%(d)	2.18%	2.10%	2.16%	2.19%
1.39	%(d)	1.18%	1.10%	1.16%	1.19%
2.08%		1.82%	1.60%	1.68%	.89%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	75

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.43

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investments	.60

Total from investment operations	.66

Less Dividends and Distributions:
Dividends from net investment income	(.02)
Tax return of capital	—
Distributions from net realized gains on investments	—

Total dividends and distributions	(.02)

Net asset value, end of period	$9.07

Total Return(a)	7.78%
Ratios/Supplemental Data:
Net assets, end of period (000)	$21,473
Average net assets (000)	$22,364
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.32	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.32	%(e)
Net investment income	1.35	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon the average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Includes interest expense of .06%.
(e)	Annualized.

See Notes to Financial Statements.

76	Visit our website at www.prudential.com

Class C

Year Ended July 31,
2009(b)		2008(b)	2007	2006(b)	2005

$9.82		$10.64	$10.31	$11.34	$10.49

.17		.19	.17	.20	.10
(.92)		(.32)	.56	(.05)	1.05

(.75)		(.13)	.73	.15	1.15

(.34)		(.19)	(.19)	(.22)	(.13)
(.05)		—	—	—	—
(.25)		(.50)	(.21)	(.96)	(.17)

(.64)		(.69)	(.40)	(1.18)	(.30)

$8.43		$9.82	$10.64	$10.31	$11.34

(7.05)%		(1.49)%	7.12%	1.40%	11.02%

$21,777		$29,417	$32,800	$35,591	$43,787
$23,090		$32,068	$34,907	$39,175	$43,819

2.39	%(d)	2.18%	2.10%	2.16%	2.19%
1.39	%(d)	1.18%	1.10%	1.16%	1.19%
2.04%		1.83%	1.60%	1.83%	.89%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	77

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended January 31, 2010(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.43

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investments	.60

Total from investment operations	.66

Less Dividends and Distributions:
Dividends from net investment income	(.02)
Tax return of capital	—
Distributions from net realized gains on investments	—

Total dividends and distributions	(.02)

Net asset value, end of period	$9.07

Total Return(b)	7.78%
Ratios/Supplemental Data:
Net assets, end of period (000)	$365
Average net assets (000)	$443
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.32	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.32	%(c)
Net investment income	1.36	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculated based upon the average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Includes interest expense of .06%.

See Notes to Financial Statements.

78	Visit our website at www.prudential.com

Class M
Year Ended July 31,					October 4, 2004(a) through July 31, 2005
2009(d)		2008(d)	2007	2006(d)

$9.82		$10.64	$10.31	$11.34	$10.81

.17		.19	.17	.19	.14
(.92)		(.32)	.56	(.04)	.69

(.75)		(.13)	.73	.15	.83

(.34)		(.19)	(.19)	(.22)	(.13)
(.05)		—	—	—	—
(.25)		(.50)	(.21)	(.96)	(.17)

(.64)		(.69)	(.40)	(1.18)	(.30)

$8.43		$9.82	$10.64	$10.31	$11.34

(7.06)%		(1.49)%	7.12%	1.41%	7.80%

$479		$1,047	$2,936	$3,439	$1,900
$654		$2,357	$3,219	$2,579	$1,115

2.39	%(f)	2.18%	2.10%	2.16%	2.19	%(c)
1.39	%(f)	1.18%	1.10%	1.16%	1.19	%(c)
2.09%		1.81%	1.60%	1.84%	1.25	%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	79

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended January 31, 2010(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.48

Income (loss) from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss) on investments	.60

Total from investment operations	.68

Less Dividends and Distributions:
Dividends from net investment income	(.02)
Tax return of capital	—
Distributions from net realized gains on investments	—

Total dividends and distributions	(.02)

Net asset value, end of period	$9.14

Total Return(b)	8.06%
Ratios/Supplemental Data:
Net assets, end of period (000)	$640
Average net assets (000)	$698
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(d)	1.82	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.32	%(c)
Net investment income	1.86	%(c)

(a)	Commencement of offering new share class.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily assets of the Class R shares.
(e)	Calculated based upon the average shares outstanding during the period.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.
(g)	Includes interest expense of .06%.

See Notes to Financial Statements.

80	Visit our website at www.prudential.com

Class R
		Year Ended July 31,			October 4, 2004(a) through July 31, 2005
2009(e)		2008(e)	2007	2006(e)

$9.85		$10.67	$10.34	$11.37	$10.84

.24		.24	.23	.25	.16
(.95)		(.31)	.55	(.05)	.72

(.71)		(.07)	.78	.20	.88

(.36)		(.25)	(.24)	(.27)	(.18)
(.05)		—	—	—	—
(.25)		(.50)	(.21)	(.96)	(.17)

(.66)		(.75)	(.45)	(1.23)	(.35)

$8.48		$9.85	$10.67	$10.34	$11.37

(6.59)%		(0.99)%	7.64%	1.93%	8.25%

$721		$4,015	$8,751	$7,419	$3
$1,255		$4,787	$8,273	$4,498	$3

1.89	%(g)	1.68%	1.60%	1.66%	1.69	%(c)
1.39	%(g)	1.18%	1.10%	1.16%	1.19	%(c)
2.70%		2.33%	2.09%	2.31%	1.77	%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	81

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended January 31, 2010(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.43

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investments	.60

Total from investment operations	.66

Less Dividends and Distributions:
Dividends from net investment income	(.02)
Tax return of capital	—
Distributions from net realized gains on investments	—

Total dividends and distributions	(.02)

Net asset value, end of period	$9.07

Total Return(b)	7.78%
Ratios/Supplemental Data:
Net assets, end of period (000)	$789
Average net assets (000)	$929
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.32	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.32	%(c)
Net investment income	1.36	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculated based upon the average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Includes interest expense of .06%.

See Notes to Financial Statements.

82	Visit our website at www.prudential.com

Class X
Year Ended July 31,					October 4, 2004(a) through July 31, 2005
2009(d)		2008(d)	2007	2006(d)

$9.82		$10.63	$10.31	$11.33	$10.81

.18		.21	.17	.19	.15
(.93)		(.31)	.55	(.03)	.67

(.75)		(.10)	.72	.16	.82

(.34)		(.21)	(.19)	(.22)	(.13)
(.05)		—	—	—	—
(.25)		(.50)	(.21)	(.96)	(.17)

(.64)		(.71)	(.40)	(1.18)	(.30)

$8.43		$9.82	$10.63	$10.31	$11.33

(7.05)%		(1.22)%	7.13%	1.41%	7.71%

$977		$2,120	$2,601	$2,607	$1,688
$1,342		$2,441	$2,463	$1,892	$853

2.37	%(f)	1.99%	2.10%	2.16%	2.19	%(c)
1.39	%(f)	1.18%	1.10%	1.16%	1.19	%(c)
2.13%		2.02%	1.60%	1.86%	1.31	%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	83

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.50

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investments	.59

Total from investment operations	.70

Less Dividends and Distributions:
Dividends from net investment income	(.02)
Tax return of capital	—
Distributions from net realized gains on investments	—

Total dividends and distributions	(.02)

Net asset value, end of period	$9.18

Total Return(a)	8.37%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,980
Average net assets (000)	$3,100
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.32	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.32	%(e)
Net investment income	2.35	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon the average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Includes interest expense of .06%.
(e)	Annualized.

See Notes to Financial Statements.

84	Visit our website at www.prudential.com

Class Z

Year Ended July 31,
2009(b)		2008(b)	2007	2006(b)	2005

$9.85		$10.67	$10.34	$11.37	$10.52

.26		.30	.28	.30	.21
(.93)		(.32)	.56	(.04)	1.05

(.67)		(.02)	.84	.26	1.26

(.38)		(.30)	(.30)	(.33)	(.24)
(.05)		—	—	—	—
(.25)		(.50)	(.21)	(.96)	(.17)

(.68)		(.80)	(.51)	(1.29)	(.41)

$8.50		$9.85	$10.67	$10.34	$11.37

(6.14)%		(0.50)%	8.20%	2.47%	12.10%

$3,156		$5,610	$5,397	$4,471	$4,611
$3,809		$5,771	$4,521	$4,587	$4,731

1.39	%(d)	1.18%	1.10%	1.16%	1.19%
1.39	%(d)	1.18%	1.10%	1.16%	1.19%
3.10%		2.85%	2.59%	2.83%	2.02%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	85

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Trustees.

The individuals listed in the table below were elected as trustees of each Fund.* All trustees, with the exception of Mr. Benjamin, served as trustees to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	38,787,348.932	533,881.149
Linda W. Bynoe	38,623,117.123	698,112.958
Michael S. Hyland	38,756,047.190	565,182.891
Douglas H. McCorkindale	38,648,810.367	672,419.714
Stephen P. Munn	38,793,581.141	527,648.940
Richard A. Redeker	38,663,000.124	658,229.957
Robin B. Smith	38,619,337.615	701,892.466
Stephen G. Stoneburn	38,678,329.147	542,900.934
Judy A. Rice	38,745,142.908	576,087.173
Scott E. Benjamin	38,744,915.616	576,314.465

*	Results are for all funds within the same investment company.

86	Visit our website at www.prudential.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, Fl 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02116

	NFJ Investment Group L.P.	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Conservative Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PCGAX	PBCFX	PCCFX	N/A	PCLRX	N/A	PDCZX
CUSIP	87612A104	87612A203	87612A302	87612A609	87612A401	87612A708	87612A500

MFSP504E2    0174704-00001-00

JANUARY 31, 2010	SEMIANNUAL REPORT

Target

Moderate Allocation Fund

OBJECTIVE

Seeks capital appreciation and a reasonable level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 15, 2010

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Target Moderate Allocation Fund.

Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments LLC. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths.

We believe our Target Moderate Allocation Fund will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us. Keep in mind that diversification and asset allocation do not assure a profit or protect against a loss in a declining market.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Moderate Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.48%; Class B, 2.18%; Class C, 2.18%; Class M, 2.18%; Class R, 1.93%; Class X, 2.18%; Class Z, 1.18%. Net operating expenses apply to: Class A, 1.43%; Class B, 2.18%; Class C, 2.18%; Class M, 2.18%; Class R, 1.68%; Class X, 2.06%; Class Z, 1.18%, after contractual reduction through 11/30/2010 for Class A and Class R shares.

Cumulative Total Returns as of 1/31/10
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	7.71%	26.08%	10.61%	32.03%	—
Class B	7.33	25.28	6.60	22.59	—
Class C	7.33	25.28	6.60	22.59	—
Class M	7.35	25.19	6.70	N/A	11.89% (10/04/04)
Class R	7.59	25.75	9.31	N/A	14.83 (10/04/04)
Class X	7.33	25.28	6.88	N/A	12.07 (10/04/04)
Class Z	7.83	26.35	11.98	35.33	—
Customized Blend[2]	7.61	26.27	15.03	30.68	**
S&P 500 Index[3]	9.87	33.14	0.90	–7.73	***
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[4]	8.03	29.20	9.66	24.09	****

Average Annual Total Returns[5] as of 12/31/09
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		14.05%	0.90%	2.06%	—
Class B		14.77	1.14	1.88	—
Class C		18.64	1.27	1.87	—
Class M		13.82	0.99	N/A	2.24% (10/04/04)
Class R		20.37	1.80	N/A	3.04 (10/04/04)
Class X		13.77	0.88	N/A	2.27 (10/04/04)
Class Z		20.83	2.29	2.90	—
Customized Blend[2]		21.07	2.95	2.60	**
S&P 500 Index[3]		26.47	0.42	–0.95	***
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[4]		25.28	1.93	1.91	****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception returns are provided for any share class with less than 10 calendar years of returns.

2The Customized Benchmark for Target Moderate Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000® Index (52%), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) (13%), and the Barclays Capital U.S. Aggregate Bond Index (35%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than based on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE ND Index is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that net dividends version does not reflect the impact of the maximum withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed.

4The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Equity Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 60% and 80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase, Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Target Asset Allocation Funds/Target Moderate Allocation Fund	3

Your Fund’s Performance (continued)

**Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/10 is 21.96% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/09 is 4.24% for Classes M, R, and X.

***S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/10 is 7.52% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/09 is 2.10% for Classes M, R, and X.

****Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/10 is 16.21% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/09 is 3.28% for Classes M, R, and X.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Fund objective

The investment objective of the Target Moderate Allocation Fund is capital appreciation and a reasonable level of current income. There can be no assurance that the Fund will achieve its investment objective.

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Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2010, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Moderate Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

Investors cannot invest directly in an index.

Target Asset Allocation Funds/Target Moderate Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2009, at the beginning of the period, and held through the six-month period ended January 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Moderate Allocation Fund		Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,077.10	1.43%	$7.49
	Hypothetical	$1,000.00	$1,018.00	1.43%	$7.27

Class B	Actual	$1,000.00	$1,073.30	2.18%	$11.39
	Hypothetical	$1,000.00	$1,014.22	2.18%	$11.07

Class C	Actual	$1,000.00	$1,073.30	2.18%	$11.39
	Hypothetical	$1,000.00	$1,014.22	2.18%	$11.07

Class M	Actual	$1,000.00	$1,073.50	2.18%	$11.39
	Hypothetical	$1,000.00	$1,014.22	2.18%	$11.07

Class R	Actual	$1,000.00	$1,075.90	1.68%	$8.79
	Hypothetical	$1,000.00	$1,016.74	1.68%	$8.54

Class X	Actual	$1,000.00	$1,073.30	2.06%	$10.77
	Hypothetical	$1,000.00	$1,014.22	2.06%	$10.46

Class Z	Actual	$1,000.00	$1,078.30	1.18%	$6.18
	Hypothetical	$1,000.00	$1,019.26	1.18%	$6.01

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2010, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Target Asset Allocation Funds/Target Moderate Allocation Fund	7

Portfolio of Investments

as of January 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 91.4%
COMMON STOCKS 62.5%

Aerospace & Defense 2.0%
1,800	AAR Corp.*	$41,706
1,700	Boeing Co. (The)	103,020
15,500	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	329,065
5,400	Finmeccanica SpA (Italy)	74,844
27,090	General Dynamics Corp.	1,810,966
3,130	Goodrich Corp.	193,778
5,775	Hexcel Corp.*	63,525
1,800	Honeywell International, Inc.	69,552
7,100	Lockheed Martin Corp.	529,092
33,800	Meggitt PLC (United Kingdom)	139,218
1,375	Moog, Inc. (Class A Stock)*	41,498
3,900	MTU Aero Engines Holding AG (Germany)	201,763
15,600	Northrop Grumman Corp.	882,960
9,800	Safran SA (France)	191,394
1,000	Teledyne Technologies, Inc.*	37,260
1,800	Thales SA (France)	81,576
500	TransDigm Group, Inc.	24,135
16,411	United Technologies Corp.	1,107,414

		5,922,766

Air Freight & Couriers 0.1%
2,200	FedEx Corp.	172,370
1,700	United Parcel Service, Inc. (Class B Stock)	98,209

		270,579

Airlines 0.1%
75,500	Air New Zealand Ltd. (New Zealand)	68,342
6,000	Deutsche Lufthansa AG (Germany)	96,227
33,100	Qantas Airways Ltd. (Australia)	83,161
9,000	Singapore Airlines Ltd. (Singapore)	88,448

		336,178

Apparel & Textile
1,525	Wolverine World Wide, Inc.	40,336

Apparel Manufacturers
525	Carter’s, Inc.*	13,576

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	9

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Auto Components 0.1%
6,800	Johnson Controls, Inc.	$189,244

Auto Parts & Equipment 0.1%
7,205	American Axle & Manufacturing Holdings, Inc.*	67,367
6,200	Keihin Corp. (Japan)	96,436
4,300	Nifco, Inc. (Japan)	93,989

		257,792

Automobile Manufacturers 0.3%
14,000	Nissan Shatai Co. Ltd. (Japan)	119,271
19,465	Ford Motor Co.*	211,001
14,000	Harley-Davidson, Inc.	318,360
100	Honda Motor Co. Ltd. (Japan)	3,407
9,800	Toyota Motor Corp. (Japan)	378,906

		1,030,945

Automotive Parts
700	Autoliv, Inc.	29,967
300	Georg Fischer AG (Switzerland)*	80,468

		110,435

Banks 0.3%
7,600	Banco Espanol de Credito SA (Spain)	87,988
23,000	Fukuoka Financial Group, Inc. (Japan)	84,341
4,051	Julius Baer Group Ltd. (Switzerland)	134,664
76,500	Mizuho Financial Group, Inc. (Japan)	148,313
14,228	Standard Chartered PLC (United Kingdom)	327,722
6,900	Sumitomo Mitsui Financial Group, Inc. (Japan)	224,356

		1,007,384

Beverages 0.5%
1,810	Anheuser-Busch InBev NV, ADR (Belgium)*	90,120
3,000	Heineken NV (Netherlands)	148,014
4,700	Molson Coors Brewing Co. (Class B Stock)	197,400
12,564	PepsiCo, Inc.	749,066
9,528	SABMiller PLC (United Kingdom)	259,107

		1,443,707

Biotechnology 0.7%
606	Bio-Rad Laboratories, Inc. (Class A Stock)*	56,467

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Biotechnology (cont’d.)
4,371	BioMarin Pharmaceutical, Inc.*	$84,929
2,560	Celgene Corp.*	145,357
1,507	Cubist Pharmaceuticals, Inc.*	30,878
3,250	Genzyme Corp.*	176,345
32,046	Gilead Sciences, Inc.*	1,546,860
1,110	Millipore Corp.*	76,557
1,770	Regeneron Pharmaceuticals, Inc.*	47,188
2,585	Seattle Genetics, Inc.*	26,677

		2,191,258

Broadcasting 0.1%
29,444	British Sky Broadcasting Group PLC (United Kingdom)	249,343

Building Materials 0.2%
500	Ciments Francais SA (France)	48,960
76,403	Kingfisher PLC (United Kingdom)	257,359
11,000	Kurabo Industries Ltd. (Japan)	17,183
3,802	Lafarge SA (France)	281,249
32,000	Sanwa Holdings Corp. (Japan)	87,919

		692,670

Business Services 0.1%
5,480	Verisk Analytics, Inc. (Class A Stock)*	154,098

Capital Goods
1,500	Harsco Corp.	44,640

Capital Markets 1.1%
3,650	Apollo Investment Corp.	37,595
2,625	Ares Capital Corp.	32,288
6,580	Bank of New York Mellon Corp. (The)	191,412
17,925	E*Trade Financial Corp.*	27,246
2,475	Fifth Street Finance Corp.	27,101
16,675	Goldman Sachs Group, Inc. (The)	2,479,906
7,700	Morgan Stanley	206,206
1,375	Prosperity Bancshares, Inc.	55,440
2,600	Raymond James Financial, Inc.	65,806
5,880	State Street Corp.	252,134

		3,375,134

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	11

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals 2.4%
4,491	Air Products & Chemicals, Inc.	$341,136
925	Airgas, Inc.	39,090
3,400	BASF SE (Germany)	193,425
2,800	Celanese Corp. (Class A Stock)	81,480
8,200	Clariant AG (Switzerland)*	89,998
61,535	Dow Chemical Co. (The)	1,666,983
2,380	Ecolab, Inc.	104,482
14,793	Huntsman Corp.	180,327
23,500	Kingboard Chemical Holdings Ltd. (Cayman Islands)	100,793
4,400	Koninklijke DSM NV (Netherlands)	205,075
4,440	Monsanto Co.	336,907
13,000	Nippon Shokubai Co. Ltd. (Japan)	115,648
7,759	Potash Corp. of Saskatchewan, Inc. (Canada)	770,857
21,220	PPG Industries, Inc.	1,245,190
17,794	Praxair, Inc.	1,340,244
2,500	Scotts Miracle-Gro Co. (The) (Class A Stock)	99,250
1,475	Sensient Technologies Corp.	38,276
1,000	Solvay SA (Belgium)	99,109
3,688	Terra Industries, Inc.	116,541
2,000	Valspar Corp. (The)	52,960

		7,217,771

Clothing & Apparel 0.7%
33,952	NIKE, Inc. (Class B Stock)	2,164,440
1,000	Onward Holdings Co. Ltd. (Japan)	6,503

		2,170,943

Commercial Banks 0.9%
4,500	Allied Irish Banks PLC (Ireland)*	7,921
4,800	Alpha Bank A.E. (Greece)*	46,071
2,075	Associated Banc-Corp.	26,394
8,300	Banco Espirito Santo SA (Portugal)	48,303
1,325	BancorpSouth, Inc.	30,316
15,000	Bank of Ireland (Ireland)*	27,213
18,300	Barclays PLC (United Kingdom)	78,214
1,150	Danvers Bancorp, Inc.	15,686
20,468	Fifth Third Bancorp	254,622
4,845	First Commonwealth Financial Corp.	28,392
1,836	FirstMerit Corp.	37,620
8,957	HSBC Holdings PLC, ADR (United Kingdom)	479,289

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
4,548	Northern Trust Corp.	$229,765
19,545	PNC Financial Services Group, Inc.	1,083,379
39,100	Regions Financial Corp.	248,285
450	Territorial Bancorp, Inc.*	8,415
1,900	Trustmark Corp.	43,320
845	UMB Financial Corp.	33,386
1,400	United Bankshares, Inc.	34,860
800	United Financial Bancorp, Inc.	10,512

		2,771,963

Commercial Services & Supplies 0.8%
3,373	Coinstar, Inc.*	87,124
5,350	GEO Group, Inc. (The)*	98,975
2,220	Moody’s Corp.	61,250
4,234	Ritchie Bros. Auctioneers, Inc. (Canada)	88,999
3,455	Sotheby’s	80,294
16,361	Visa, Inc. (Class A Stock)	1,342,093
5,082	Waste Connections, Inc.*	163,488
15,919	Waste Management, Inc.	510,204

		2,432,427

Communication Equipment 0.1%
5,100	Arris Group, Inc.*	51,204
4,084	EMS Technologies, Inc.*	52,357
4,510	Juniper Networks, Inc.*	111,983
1,460	MasTec, Inc.*	17,944

		233,488

Computer Hardware 1.1%
15,454	Apple, Inc.*	2,969,023
8,689	Logitech International SA (Switzerland)*	146,770

		3,115,793

Computer Services & Software 0.7%
6,880	Accenture PLC (Class A Stock) (Ireland)	282,011
60,523	EMC Corp.*	1,008,919
1,700	Global Payments, Inc.	75,650
4,374	Informatica Corp.*	103,620
3,100	Itochu Techno-Solutions Corp. (Japan)	93,963
1,137	Radiant Systems, Inc.*	13,132

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	13

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computer Services & Software (cont’d.)
2,444	Riverbed Technology, Inc.*	$54,795
8,306	SAP AG (Germany)	379,388
6,700	Tieto Oyj (Finland)	149,130

		2,160,608

Computers & Peripherals 1.3%
3,780	Cognizant Technology Solutions Corp. (Class A Stock)*	165,035
4,395	Compellent Technologies, Inc.*	87,372
26,659	Hewlett-Packard Co.	1,254,839
18,699	International Business Machines Corp.	2,288,571
5,808	Netezza Corp.*	52,795
1,325	QLogic Corp.*	22,777

		3,871,389

Conglomerates 0.1%
37,300	Marubeni Corp. (Japan)	217,771
5,700	Mitsubishi Corp. (Japan)	138,103

		355,874

Construction
1,000	Granite Construction, Inc.	30,880
1,100	URS Corp.*	49,368

		80,248

Construction & Engineering 0.1%
8,800	COMSYS Holdings Corp. (Japan)	87,449
9,000	NCC AB (Class B Stock) (Sweden)	134,046
2,725	Northwest Pipe Co.*	65,182

		286,677

Consumer Finance 0.6%
30,216	American Express Co.	1,137,935
1,625	Assured Guaranty Ltd. (Bermuda)	36,822
5,900	Capital One Financial Corp.	217,474
6,431	Cash America International, Inc.	241,741
1,600	First Cash Financial Services, Inc.*	36,528

		1,670,500

Consumer Products & Services 0.5%
8,930	Avon Products, Inc.	269,150

See Notes to Financial Statements.

14	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Consumer Products & Services (cont’d.)
2,330	Church & Dwight Co., Inc.	$140,476
3,720	Colgate-Palmolive Co.	297,712
55,000	Pacific Brands Ltd. (Australia)*	53,521
4,200	Procter & Gamble Co. (The)	258,510
7,048	Reckitt Benckiser Group PLC (United Kingdom)	365,364
1,700	SEB SA (France)	110,384
1,300	Toro Co. (The)	50,635
2,904	Vitamin Shoppe, Inc.*	60,984

		1,606,736

Containers & Packaging 0.1%
21,300	Amcor Ltd. (Australia)	110,985
2,275	Packaging Corp. of America	50,164

		161,149

Cosmetics & Toiletries 0.1%
9,400	Natura Cosmeticos SA (Brazil)	169,250

Distribution/Wholesale 0.1%
16,800	Sumitomo Corp. (Japan)	189,655

Distributors
575	WESCO International, Inc.*	15,939

Diversified Consumer Services
2,500	Regis Corp.	39,825

Diversified Financial Services 2.1%
124,753	Bank of America Corp.	1,893,751
35,450	BM&F BOVESPA SA (Brazil)	239,405
45,900	Challenger Financial Services Group Ltd. (Australia)	166,076
135,661	Citigroup, Inc.*	450,395
1,300	Fuyo General Lease Co. Ltd. (Japan)	29,524
89,155	JPMorgan Chase & Co.	3,471,696
16,100	Tullett Prebon PLC (United Kingdom)	78,538

		6,329,385

Diversified Manufacturing 0.1%
9,300	AGFA-Gevaert NV (Belgium)*	67,214
13,100	IMI PLC (United Kingdom)	113,767

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	15

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Manufacturing (cont’d.)
24,900	Tomkins PLC (United Kingdom)	$74,508

		255,489

Diversified Operations 0.2%
5,300	Davis Service Group PLC (United Kingdom)	34,083
3,880	LVMH Moet Hennessy Louis Vuitton SA (France)	422,746
10,000	Mitsui & Co. Ltd. (Japan)	147,565

		604,394

Diversified Telecommunication Services 0.8%
39,144	AT&T, Inc.	992,692
10,500	CenturyTel, Inc.	357,105
10,600	Koninklijke KPN NV (Netherlands)	175,520
29,768	Verizon Communications, Inc.	875,775

		2,401,092

Education 0.1%
3,380	DeVry, Inc.	206,383

Electric
9,720	AES Corp. (The)*	122,764

Electric Utilities 0.8%
23,700	Edison International	789,684
28,400	Enel SpA (Italy)	152,674
15,500	Exelon Corp.	707,110
6,500	FPL Group, Inc.	316,940
8,315	Public Service Enterprise Group, Inc.	254,356
6,823	Southern Co.	218,336

		2,439,100

Electrical Equipment 0.2%
8,448	Emerson Electric Co.	350,930
875	General Cable Corp.*	25,463
6,895	GrafTech International Ltd.*	86,601
500	Smith (A.O.) Corp.	21,290
700	Vossloh AG (Germany)	71,509

		555,793

See Notes to Financial Statements.

16	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Components 0.4%
2,692	A123 Systems, Inc.*	$43,018
9,000	Alpine Electronics, Inc. (Japan)*	103,695
3,430	Cooper Industries PLC (Ireland)	147,147
3,096	DTS, Inc.*	87,617
2,704	Fanuc Ltd. (Japan)	259,421
3,200	FLIR Systems, Inc.*	94,656
963	Itron, Inc.*	59,263
639	Samsung Electronics Co. Ltd., GDR, 144A (South Korea)	215,612
14,100	TT Electronics PLC (United Kingdom)*	19,557

		1,029,986

Electronic Equipment & Instruments 0.3%
3,495	Coherent, Inc.*	103,732
29,200	Tyco Electronics Ltd. (Switzerland)	726,496

		830,228

Energy Equipment & Services 0.7%
500	Core Laboratories NV (Netherlands)	58,475
5,100	Diamond Offshore Drilling, Inc.	466,803
35,646	Halliburton Co.	1,041,220
4,025	Key Energy Services, Inc.*	38,922
2,612	Lufkin Industries, Inc.	165,548
975	Oil States International, Inc.*	35,919
2,580	OYO Geospace Corp.*	96,673
1,304	Unit Corp.*	59,384
3,995	Vestas Wind Systems A/S (Denmark)*	210,131

		2,173,075

Entertainment & Leisure 0.6%
9,901	Carnival Corp. (Panama)*	330,000
9,848	Carnival PLC (United Kingdom)*	354,052
5,860	DreamWorks Animation SKG, Inc. (Class A Stock)*	228,188
6,002	Hennes & Mauritz AB (Class B Stock) (Sweden)	353,204
1,800	Life Time Fitness, Inc.*	43,110
5,440	Royal Caribbean Cruises Ltd. (Liberia)*	141,930
16,200	Tabcorp Holdings Ltd. (Australia)	100,749
36,200	Thomas Cook Group PLC (United Kingdom)	130,707

		1,681,940

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	17

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Equipment Services 0.1%
23,600	Downer EDI Ltd. (Australia)	$173,494
5,900	Kyoei Steel Ltd. (Japan)	105,954

		279,448

Exchange Traded Fund
550	iShares Russell 2000 Value Index Fund	31,036

Farming & Agriculture 0.1%
72,200	AWB Ltd. (Australia)*	67,704
118,000	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	116,116

		183,820

Financial - Bank & Trust 2.3%
3,850	Astoria Financial Corp.	50,820
12,396	Banco Bilbao Vizcaya Argentaria SA (Spain)	188,959
25,800	Banco Santander SA (Spain)	368,449
6,832	BNP Paribas (France)	488,058
23,900	Bradford & Bingley PLC (United Kingdom)*	—
4,292	Broadpoint Gleacher Securities, Inc.*	17,383
5,360	Charles Schwab Corp. (The)	98,034
127,771	China Merchants Bank Co. Ltd. (Class H Stock) (China)	297,213
5,300	Credit Agricole SA (France)	83,082
6,600	Credit Saison Co. Ltd. (Japan)	82,185
2,200	Credit Suisse Group AG (Switzerland)	95,166
3,100	Danske Bank A/S (Denmark)*	73,635
7,100	Deutsche Bank AG (Germany)	433,109
5,300	Dexia NV/SA (Belgium)*	32,768
48,281	Intesa Sanpaolo SpA (Italy)*	183,788
59,100	Mitsubishi UFJ Financial Group, Inc. (Japan)	306,418
10,757	National Bank of Greece SA (Greece)*	235,138
2,900	Northwest Bancshares, Inc.	33,959
600	Student Loan Corp. (The)	27,180
11,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	61,297
1,200	SunTrust Banks, Inc.	29,196
4,400	Svenska Handelsbanken AB (Class A Stock) (Sweden)	114,649
19,600	Takefuji Corp. (Japan)	93,587
400	Verwaltungs-und Privat-Bank AG (Liechtenstein)	42,534
118,431	Wells Fargo & Co.	3,366,993

		6,803,600

See Notes to Financial Statements.

18	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Financial Services 1.1%
570	CME Group, Inc.	$163,487
7,800	DnB NOR ASA (Norway)*	88,082
2,000	Eaton Vance Corp.	57,620
1,660	Franklin Resources, Inc.	164,390
19,095	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	325,384
550,084	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	403,851
7,400	Irish Life & Permanent Group Holdings PLC (Ireland)*	31,509
2,400	Jefferies Group, Inc.*	61,296
3,300	Macquarie Group Ltd. (Australia)	146,434
5,025	MF Global Holdings Ltd.*	32,914
104,000	Noble Group Ltd. (Bermuda)	212,992
1,663	optionsXpress Holdings, Inc.	23,864
54,628	U.S. Bancorp	1,370,070
6,100	Western Union Co. (The)	113,094

		3,194,987

Food & Beverage 0.2%
5,270	Coca-Cola Co. (The)	285,897
12,400	Dairy Crest Group PLC (United Kingdom)	66,766
48,600	Northern Foods PLC (United Kingdom)	48,148
10,500	Tate & Lyle PLC (United Kingdom)	66,204

		467,015

Food & Drug Retailing 0.1%
9,200	CVS Caremark Corp.	297,804

Food & Staples Retailing 0.3%
875	BJ’s Wholesale Club, Inc.*	29,566
36,100	Safeway, Inc.	810,445

		840,011

Food Products 0.1%
16,200	ConAgra Foods, Inc.	368,388

Foods 0.9%
2,200	Casino Guichard Perrachon SA (France)	180,512
6,180	CSM NV (Netherlands)	170,126
2,300	Delhaize Group SA (Belgium)	180,295
100,700	Goodman Fielder Ltd. (Australia)	138,972
5,686	Kellogg Co.	309,432

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	19

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Foods (cont’d.)
26,500	Metcash Ltd. (Australia)	$99,634
24,354	Nestle SA (Switzerland)	1,154,422
1,600	Nutreco Holding NV (Netherlands)	84,880
3,800	Suedzucker AG (Germany)	88,036
49,479	Tesco PLC (United Kingdom)	334,863

		2,741,172

Gas Distribution
22,100	Centrica PLC (United Kingdom)	94,876

Healthcare Equipment & Supplies 0.4%
6,457	American Medical Systems Holdings, Inc.*	123,974
5,920	Baxter International, Inc.	340,933
3,297	Cutera, Inc.*	29,113
13,620	Medtronic, Inc.	584,162
875	Teleflex, Inc.	50,015
5,515	Thoratec Corp.*	156,350
500	West Pharmaceutical Services, Inc.	18,165

		1,302,712

Healthcare Products 0.3%
1,090	Biogen Idec, Inc.*	58,576
15,378	Covidien PLC (Ireland)	777,512
3,160	Inverness Medical Innovations, Inc.*	127,569

		963,657

Healthcare Providers & Services 0.6%
2,831	Amedisys, Inc.*	155,563
11,200	Cardinal Health, Inc.	370,384
3,250	Centene Corp.*	62,562
6,300	CIGNA Corp.	212,751
5,617	Lincare Holdings, Inc.*	206,818
5,070	Medco Health Solutions, Inc.*	311,704
8,035	Patterson Cos., Inc.*	229,480
2,452	Psychiatric Solutions, Inc.*	54,067
6,854	UnitedHealth Group, Inc.	226,182

		1,829,511

Healthcare Services 0.2%
1,800	AMERIGROUP Corp.*	45,810

See Notes to Financial Statements.

20	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Services (cont’d.)
6,400	Astellas Pharma, Inc. (Japan)	$236,814
1,000	Covance, Inc.*	58,110
2,407	Genoptix, Inc.*	78,372
2,100	Healthways, Inc.*	35,826
1,930	MEDNAX, Inc.*	109,740

		564,672

Healthcare Technology 0.1%
5,784	Eclipsys Corp.*	96,477
2,591	Vital Images, Inc.*	36,844

		133,321

Hotels, Restaurants & Leisure 1.4%
2,902	Bally Technologies, Inc.*	115,122
5,300	BJ’s Restaurants, Inc.*	112,042
885	Choice Hotels International, Inc.	28,090
11,350	International Game Technology	208,159
1,250	International Speedway Corp. (Class A Stock)	32,137
45,914	McDonald’s Corp.	2,866,411
48,000	Sands China Ltd. (Cayman Islands)*	67,883
8,562	Shuffle Master, Inc.*	76,116
2,125	Sonic Corp.*	17,914
690	Starbucks Corp.*	15,035
9,704	Wynn Resorts Ltd.	600,484

		4,139,393

Household Durables 0.1%
6,400	Fortune Brands, Inc.	266,048
5,030	Universal Electronics, Inc.*	119,563

		385,611

Household Products 0.1%
5,600	Kimberly-Clark Corp.	332,584

Independent Power Producers & Energy Traders
17,083	Drax Group PLC (United Kingdom)	111,766

Industrial Conglomerates 0.5%
6,250	3M Co.	503,063
33,261	General Electric Co.	534,837

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	21

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Industrial Conglomerates (cont’d.)
15,273	Tyco International Ltd. (Switzerland)*	$541,122

		1,579,022

Insurance 2.7%
3,980	ACE Ltd. (Switzerland)*	196,095
7,600	Aegon NV (Netherlands)*	45,414
9,450	Aflac, Inc.	457,664
2,100	Allianz SE (Germany)	232,524
24,300	Allstate Corp. (The)	727,299
1,100	Aspen Insurance Holdings Ltd. (Bermuda)	29,293
29,500	Aviva PLC (United Kingdom)	180,664
17,200	AXA SA (France)	354,163
2,100	Baloise Holding AG (Switzerland)	174,111
47,647	Beazley PLC (United Kingdom)	79,464
25,700	Brit Insurance Holdings NV (Netherlands)	76,182
5,950	Conseco, Inc.*	28,322
1,800	Delphi Financial Group, Inc. (Class A Stock)	36,450
23,100	Genworth Financial, Inc. (Class A Stock)*	319,704
1,375	Hanover Insurance Group, Inc. (The)	58,328
2,212	HCC Insurance Holdings, Inc.	59,945
24,900	ING Groep NV, ADR (Netherlands)*	233,180
121,100	Legal & General Group PLC (United Kingdom)	145,468
24,500	Lincoln National Corp.	602,210
4,600	Loews Corp.	164,542
7,200	Marsh & McLennan Cos., Inc.	155,232
39,955	MetLife, Inc.	1,411,211
1,500	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	224,625
50,900	Old Mutual PLC (United Kingdom)*	83,917
2,700	Protective Life Corp.	45,495
1,400	Reinsurance Group of America, Inc.	68,208
4,400	SCOR SE (France)	101,940
1,500	State Auto Financial Corp.	23,565
3,600	Swiss Reinsurance Co. Ltd. (Switzerland)	155,628
12,911	Travelers Cos., Inc. (The)	654,200
1,400	United Fire & Casualty Co.	23,548
6,200	Unum Group	121,334
19,100	XL Capital Ltd. (Class A Stock) (Cayman Islands)	320,307
1,100	Zurich Financial Services AG (Switzerland)	233,873

		7,824,105

See Notes to Financial Statements.

22	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet & Catalog Retail 0.2%
2,426	priceline.com, Inc.*	$473,919

Internet Services 1.3%
10,690	Amazon.com, Inc.*	1,340,633
1,800	Digital River, Inc.*	45,234
4,602	Google, Inc. (Class A Stock)*	2,436,391

		3,822,258

Internet Software & Services 0.9%
2,771	Baidu, Inc., ADR (Cayman Islands)*	1,140,848
2,600	Check Point Software Technologies Ltd. (Israel)*	83,148
35,860	Oracle Corp.	826,932
6,150	VeriSign, Inc.*	140,896
26,967	Yahoo!, Inc.*	404,775

		2,596,599

IT Services 0.1%
875	CACI International, Inc. (Class A Stock)*	41,974
53,000	Logica PLC (United Kingdom)	98,822
1,700	Nice Systems Ltd., ADR (Israel)*	49,487
3,850	SRA International, Inc. (Class A Stock)*	66,297

		256,580

Life Science Tools & Services 0.1%
2,854	ICON PLC, ADR (Ireland)*	70,893
5,820	Thermo Fisher Scientific, Inc.*	268,593

		339,486

Machinery 0.8%
2,500	Actuant Corp. (Class A Stock)	41,925
28,000	BlueScope Steel Ltd. (Australia)	64,898
4,930	Bucyrus International, Inc.	258,233
4,276	Caterpillar, Inc.	223,378
7,900	Cummins, Inc.	356,764
3,411	Deere & Co.	170,379
925	Kaydon Corp.	30,238
650	Lincoln Electric Holdings, Inc.	31,739
325	Lindsay Corp.	13,078
375	Nordson Corp.	21,203
19,168	PACCAR, Inc.	690,623

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	23

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery (cont’d.)
1,657	Regal-Beloit Corp.	$78,542
1,800	Rheinmetall AG (Germany)	114,685
270	Rieter Holding AG (Switzerland)*	71,852
725	Robbins & Myers, Inc.	16,110
1,100	Snap-on, Inc.	44,968
300	Valmont Industries, Inc.	20,838

		2,249,453

Machinery - Construction & Mining 0.2%
21,963	Komatsu Ltd. (Japan)	442,837

Manufacturing 0.2%
6,260	Danaher Corp.	446,651

Media 1.1%
13,700	CBS Corp. (Class B Stock)	177,141
30,500	Comcast Corp. (Special Class A Stock)	461,770
12,441	DIRECTV (Class A Stock)*	377,584
7,820	Discovery Communications, Inc. (Class A Stock)*	231,941
2,200	Lagardere SCA (France)	85,246
7,180	McGraw-Hill Cos., Inc. (The)	254,531
13,896	Pearson PLC (United Kingdom)	196,779
2,500	Regal Entertainment Group (Class A Stock)	36,925
300	Thomson Reuters Corp. (Canada)	10,019
3,300	Time Warner Cable, Inc.	143,847
11,800	Time Warner, Inc.	323,910
10,400	Vivendi (France)	270,386
17,119	Walt Disney Co. (The)	505,866
925	Wiley, (John) & Sons, Inc. (Class A Stock)	38,619

		3,114,564

Medical Supplies & Equipment 0.3%
1,460	Addus Homecare Corp.*	12,892
22,742	Boston Scientific Corp.*	196,263
5,300	Fresenius Medical Care AG & Co. KGaA (Germany)	268,640
19,600	Smith & Nephew PLC (United Kingdom)	197,175
3,930	St. Jude Medical, Inc.*	148,279

		823,249

Metals & Mining 1.4%
10,242	BHP Billiton Ltd. (Australia)	356,987

See Notes to Financial Statements.

24	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
5,686	BHP Billiton Ltd., ADR (Australia)	$394,438
18,600	BHP Billiton PLC, ADR (United Kingdom)	1,089,588
4,400	Boliden AB (Sweden)	58,803
9,023	Freeport-McMoRan Copper & Gold, Inc.	601,744
33,800	Mincor Resources NL (Australia)	43,656
37,000	Nippon Light Metal Co. Ltd. (Japan)*	36,071
4,000	Nucor Corp.	163,200
8,400	OneSteel Ltd. (Australia)	23,110
5,394	Peabody Energy Corp.	227,195
2,150	Precision Castparts Corp.	226,287
3,000	Rautaruukki Oyj (Finland)	61,413
5,290	Southern Copper Corp.	140,873
2,740	Teck Resources Ltd. (Class B Stock) (Canada)*	89,927
2,350	Thompson Creek Metals Co., Inc. (Canada)*	27,260
6,500	ThyssenKrupp AG (Germany)	205,498
2,100	Timken Co.	47,061
6,823	United States Steel Corp.	303,146
200	Walter Energy, Inc.	12,984

		4,109,241

Multi-Utilities 0.2%
5,200	Dominion Resources, Inc.	194,792
1,700	RWE AG (Germany)	150,824
4,200	Wisconsin Energy Corp.	205,548

		551,164

Office Electronics 0.1%
45,400	Xerox Corp.	395,888

Office Equipment
7,000	Ricoh Co. Ltd. (Japan)	100,349

Oil & Gas 0.3%
10,561	EOG Resources, Inc.	954,926

Oil & Gas Exploration/Production
1,700	St. Mary Land & Exploration Co.	54,468

Oil, Gas & Consumable Fuels 6.2%
2,512	Air Liquide SA (France)	266,432
16,527	Anadarko Petroleum Corp.	1,054,092

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	25

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
13,789	Apache Corp.	$1,361,939
925	Arena Resources, Inc.*	35,464
600	Ashland, Inc.	24,246
90,185	BP PLC (United Kingdom)	841,425
2,105	Brigham Exploration Co.*	27,449
2,300	Cabot Oil & Gas Corp.	88,021
17,260	Cairn Energy PLC (United Kingdom)*	88,962
4,180	Canadian Natural Resources Ltd. (Canada)	266,808
15,400	Chesapeake Energy Corp.	381,612
20,940	Chevron Corp.	1,510,193
212,799	CNOOC Ltd. (Hong Kong)	302,591
925	Concho Resources, Inc.*	41,505
21,400	ConocoPhillips	1,027,200
37,963	Cosmo Oil Co. Ltd. (Japan)	82,853
8,800	ENI SpA (Italy)	204,524
11,371	Exxon Mobil Corp.	732,634
1,625	GMX Resources, Inc.*	17,209
13,077	Hess Corp.	755,720
15,400	Marathon Oil Corp.	459,074
24,000	Nippon Oil Corp. (Japan)	112,469
3,240	Noble Energy, Inc.	239,566
4,200	Norsk Hydro ASA (Norway)*	30,460
13,901	Occidental Petroleum Corp.	1,089,004
1,200	ONEOK, Inc.	50,628
20,748	Petroleo Brasileiro SA, ADR (Brazil)	841,746
9,400	Repsol YPF SA (Spain)	222,068
20,400	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	542,665
15,500	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	827,390
9,063	Schlumberger Ltd. (Netherlands)	575,138
900	South Jersey Industries, Inc.	34,497
2,570	Southwestern Energy Co.*	110,202
3,900	Statoil ASA (Norway)	87,522
1,800	Swift Energy Co.*	45,108
3,200	Total SA (France)	184,939
8,514	Total SA, ADR (France)	490,321
31,338	Transocean Ltd. (Switzerland)*	2,655,582
21,500	Valero Energy Corp.	396,030
1,400	WGL Holdings, Inc.	44,422
1,090	Whiting Petroleum Corp.*	72,550

		18,222,260

See Notes to Financial Statements.

26	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Paper & Forest Products
1,850	Louisiana-Pacific Corp.*	$13,153

Pharmaceuticals 5.0%
48,288	Abbott Laboratories	2,556,367
2,490	Allergan, Inc.	143,175
8,820	Amgen, Inc.*	515,794
7,800	AstraZeneca PLC (United Kingdom)	362,046
29,817	Bristol-Myers Squibb Co.	726,342
12,500	Dainippon Sumitomo Pharma Co. Ltd. (Japan)	133,219
24,100	Eli Lilly & Co.	848,320
2,320	Express Scripts, Inc.*	194,555
16,700	GlaxoSmithKline PLC (United Kingdom)	325,015
6,600	H. Lundbeck A/S (Denmark)	123,211
1,336	Herbalife Ltd. (Cayman Islands)	51,904
23,063	Johnson & Johnson	1,449,740
3,410	Mead Johnson Nutrition Co. (Class A Stock)	154,234
59,513	Merck & Co., Inc.	2,272,206
11,909	Novartis AG (Switzerland)	637,309
5,442	Novo Nordisk A/S (Class B Stock) (Denmark)	368,208
1,786	Onyx Pharmaceuticals, Inc.*	51,365
87,695	Pfizer, Inc.	1,636,389
2,500	Pharmaceutical Product Development, Inc.	58,400
1,579	Roche Holding AG (Switzerland)	264,910
5,800	Sanofi-Aventis SA (France)	428,878
1,720	Shire PLC, ADR (United Kingdom)	102,512
43,600	Sinopharm Group Co. (Class H Stock) (China)*	164,540
6,900	Takeda Pharmaceutical Co. Ltd. (Japan)	303,473
13,983	Teva Pharmaceutical Industries Ltd., ADR (Israel)	793,116
2,647	Vivus, Inc.*	22,367

		14,687,595

Professional Services 0.1%
2,901	Duff & Phelps Corp. (Class A Stock)	47,112
3,650	Monster Worldwide, Inc.*	56,903
1,000	School Specialty, Inc.*	22,090
1,250	Towers Watson & Co. (Class A Stock)	54,538

		180,643

Real Estate
1,100	Meritage Homes Corp.*	24,629

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	27

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts 0.6%
30,400	Annaly Capital Management, Inc.	$528,352
4,548	AvalonBay Communities, Inc.	348,422
2,956	Boston Properties, Inc.	191,756
7,900	Chimera Investment Corp.	30,968
3,576	DiamondRock Hospitality Co.*	29,110
2,000	First Potomac Realty Trust	27,200
1,075	Government Properties Income Trust	24,951
1,375	LaSalle Hotel Properties	27,706
4,100	Medical Properties Trust, Inc.	41,041
3,775	MFA Financial, Inc.	27,784
3,060	Redwood Trust, Inc.	43,758
2,000	Simon Property Group, Inc.	144,000
4,094	Vornado Realty Trust	264,800

		1,729,848

Real Estate Management & Development
550	Jones Lang LaSalle, Inc.	31,355

Retail 0.6%
35,200	Home Retail Group PLC (United Kingdom)	142,925
14,100	JC Penney Co., Inc.	350,103
1,900	Rallye SA (France)	66,878
4,600	Shimachu Co. Ltd. (Japan)	93,921
2,100	UNY Co. Ltd. (Japan)	16,099
66,400	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	294,384
15,410	Wal-Mart Stores, Inc.	823,356

		1,787,666

Retail & Merchandising 1.3%
6,100	Aoyama Trading Co. Ltd. (Japan)	84,879
17,057	Best Buy Co., Inc.	625,139
1,600	Brinker International, Inc.	26,112
5,300	Circle K Sunkus Co. Ltd. (Japan)	68,756
4,480	Lowe’s Cos., Inc.	96,992
8,717	Nordstrom, Inc.	301,085
29,034	Staples, Inc.	681,138
16,903	Target Corp.	866,617
7,184	Tiffany & Co.	291,742
11,337	TJX Cos., Inc.	430,919

See Notes to Financial Statements.

28	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Retail & Merchandising (cont’d.)
10,850	Walgreen Co.	$391,143

		3,864,522

Road & Rail
2,961	Landstar System, Inc.	107,455

Semiconductor Components 0.1%
58,600	ARM Holdings PLC (United Kingdom)	179,079

Semiconductors 0.3%
17,057	Applied Materials, Inc.	207,754
3,810	Broadcom Corp. (Class A Stock)*	101,803
2,000	Checkpoint Systems, Inc.*	32,080
4,683	FormFactor, Inc.*	72,446
11,371	ON Semiconductor Corp.*	81,985
4,100	Rovi Corp.*	118,367
2,450	Skyworks Solutions, Inc.*	31,090
17,100	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	173,736
8,393	Teradyne, Inc.*	78,391
5,250	TriQuint Semiconductor, Inc.*	31,500

		929,152

Semiconductors & Semiconductor Equipment 0.3%
31,311	Intel Corp.	607,434
4,403	Varian Semiconductor Equipment Associates, Inc.*	129,140
809	Veeco Instruments, Inc.*	25,742

		762,316

Software 2.1%
28,623	Adobe Systems, Inc.*	924,523
2,811	ANSYS, Inc.*	117,668
1,300	Blackboard, Inc.*	51,233
30,805	CA, Inc.	678,942
11,110	Fidelity National Information Services, Inc.	261,752
600	Konami Corp. (Japan)	9,924
8,370	MasterCard, Inc. (Class A Stock)	2,091,663
3,055	MedAssets, Inc.*	61,833
1,555	MICROS Systems, Inc.*	44,442
58,185	Microsoft Corp.	1,639,653
2,598	Novell, Inc.*	11,613

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	29

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software (cont’d.)
1,209	Quality Systems, Inc.	$62,312
1,925	Sybase, Inc.*	78,290
10,529	TIBCO Software, Inc.*	94,340
875	Tyler Technologies, Inc.*	16,389

		6,144,577

Specialty Retail 0.6%
3,055	Aaron’s, Inc.	85,112
12,500	Gap, Inc. (The)	238,500
5,559	Genesco, Inc.*	131,081
1,025	Gymboree Corp.*	39,985
23,394	Home Depot, Inc. (The)	655,266
29,840	Limited Brands, Inc.	567,557

		1,717,501

Steel Producers/Products
2,900	Voestalpine AG (Austria)	101,534

Telecommunications 1.8%
7,980	Amdocs Ltd. (Guernsey)*	228,148
4,910	America Movil SAB de CV (Class L Stock), ADR (Mexico)	214,322
70,200	BT Group PLC (United Kingdom)	153,202
1,000	China Mobile Ltd. (Hong Kong)	9,499
43,846	Cisco Systems, Inc.*	985,220
7,740	Corning, Inc.	139,939
4,003	Crown Castle International Corp.*	147,871
23,596	Ericsson, L.M. Telefonaktiebolaget , ADR (Sweden)	228,409
6,000	France Telecom SA (France)	137,563
26	KDDI Corp. (Japan)	137,252
79,170	MobileOne Ltd. (Singapore)	116,538
5,000	Nippon Telegraph & Telephone Corp. (Japan)	211,045
10,600	Nokia Oyj (Finland)	145,454
130	NTT DoCoMo, Inc. (Japan)	194,860
13,300	Portugal Telecom SGPS SA (Portugal)	137,253
7,060	QUALCOMM, Inc.	276,681
7,820	Rogers Communications, Inc. (Class B Stock)	244,453
1,300	SBA Communications Corp. (Class A Stock)*	43,017
500	Swisscom AG (Switzerland)	182,245
127,800	Telecom Italia SpA (Italy)	191,083
20,300	Telefonica SA (Spain)	486,298

See Notes to Financial Statements.

30	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Telecommunications (cont’d.)
70,900	Telstra Corp. Ltd. (Australia)	$209,491
28,100	Turkcell Iletisim Hizmet A/S (Turkey)	206,254
108,800	Vodafone Group PLC (United Kingdom)	232,440

		5,258,537

Textiles, Apparel & Luxury Goods 0.2%
2,200	Hanesbrands, Inc.*	50,534
12,300	Jones Apparel Group, Inc.	177,612
2,775	Phillips-Van Heusen Corp.	109,030
41,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	127,796

		464,972

Thrifts & Mortgage Finance
2,475	Washington Federal, Inc.	46,159

Tobacco 0.5%
18,500	Altria Group, Inc.	367,410
11,508	British American Tobacco PLC (United Kingdom)	380,393
14,790	Philip Morris International, Inc.	673,093

		1,420,896

Trading Companies & Distributors
800	Watsco, Inc.	38,368

Transportation 1.3%
6,270	Canadian National Railway Co. (Canada)	312,664
2,000	East Japan Railway Co. (Japan)	134,493
2,240	Genco Shipping & Trading Ltd. (Marshall Island)*	42,918
3,600	Go-Ahead Group PLC (United Kingdom)	77,415
1,340	J.B. Hunt Transport Services, Inc.	41,084
13,961	Norfolk Southern Corp.	657,005
16,690	Orient Overseas International Ltd. (Bermuda)	114,578
26,000	Sankyu, Inc. (Japan)	124,146
2,470	TNT NV (Netherlands)	70,910
37,530	Union Pacific Corp.	2,270,565

		3,845,778

Utilities 0.5%
15,919	American Electric Power Co., Inc.	551,593
12,919	E.ON AG (Germany)	475,258

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	31

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

	Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Utilities (cont’d.)
	8,272	PG&E Corp.	$349,409

			1,376,260

Wireless Telecommunication Services 0.6%
	29,403	American Tower Corp. (Class A Stock)*	1,248,157
	3,075	Syniverse Holdings, Inc.*	51,691
	25,500	Vodafone Group PLC, ADR (United Kingdom)	547,230

			1,847,078

		TOTAL COMMON STOCKS (cost $161,871,341)	184,491,425

PREFERRED STOCK 0.1%

Financial - Bank & Trust
	7,950	Wells Fargo & Co., Series J, 8.00%, CVT (cost $151,657)	203,520

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES 0.8%
Aaa	$4	Brazos Student Finance Corp., Series 1998-A, Class A2 0.99%(a), 06/01/23	3,777
Aaa	400	Chase Issuance Trust, Series 2009-A8, Class A8 0.633%(a), 09/17/12	400,395
Aaa	1,813	SLM Student Loan Trust, Series 2008-9, Class A 1.749%(a), 04/25/23	1,890,618

		TOTAL ASSET-BACKED SECURITIES (cost $2,210,377)	2,294,790

BANK LOANS(a)(c) 0.7%
CAA(b)	938	Chrysler Financial, Term B 4.24%, 08/03/12	919,386
BA-(b)	28	Ford Motor Corp., Term B 3.24%, 12/15/13	26,103
BA-(b)	455	3.26%, 12/15/13	425,238
B+(b)	679	TXU Corp., Term B3 3.73%, 10/10/14	551,173
B+(b)	7	3.75%, 10/10/14	5,697

		TOTAL BANK LOANS (cost $2,039,935)	1,927,597

See Notes to Financial Statements.

32	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
Aaa	$349	Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1, 144A 0.343%(a), 03/15/19	$311,872
Aaa	296	Federal National Mortgage Assoc., Series 1998-73, Class MZ 6.30%, 10/17/38	324,591

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $641,888)	636,463

CORPORATE BONDS 9.5%

Advertising 0.1%
Baa1	300	Omnicom Group, Inc., Sr. Unsec’d. Notes 5.90%, 04/15/16	323,481

Automobile Manufacturers
A3	100	Daimler Finance North America LLC, Gtd. Notes, MTN 5.75%, 09/08/11	106,290

Capital Markets 0.8%
A2	200	Goldman Sachs Group, Inc. (The), Sub. Notes 6.75%, 10/01/37	197,753
A2	1,300	Morgan Stanley, Sr. Unsec’d. Notes, MTN 5.75%, 10/18/16	1,375,005
A2	700	6.00%, 04/28/15	753,546

			2,326,304

Commercial Banks 0.5%
Baa1	1,120	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 10.179%, 06/12/21	1,479,352

Consumer Finance 0.2%
A3	600	American Express Co., Sr. Unsec’d. Notes 7.00%, 03/19/18	673,475

Diversified Financial Services 1.4%
A2	1,000	Bank of America Corp., Sr. Unsec’d. Notes 6.00%, 09/01/17	1,037,386
A3	2,100	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	2,205,808
Aa2	900	JPMorgan Chase Bank NA, Sub. Notes 6.00%, 10/01/17	965,767

			4,208,961

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	33

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Financial - Bank & Trust 2.0%
A2		$400	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	$427,949
A3		1,100	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	1,009,269
Aa3		600	Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, 144A 4.375%, 01/12/15	596,485
Ba1		1,000	Sub. Notes, 144A 12.00%(a), 12/29/49	1,108,435
AA+(b)		700	National Australia Bank Ltd., Sr. Notes, 144A (Australia) 0.725%(a), 02/08/10	700,010
Aaa		2,000	Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden) 2.80%, 02/10/12	2,053,944

				5,896,092

Financial Services 1.5%
B3		100	General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes 8.00%, 11/01/31	95,154
NR		500	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e) 6.875%, 05/02/18	110,000
A2		900	Macquarie Group Ltd., Notes, 144A (Australia) 7.625%, 08/13/19	1,028,917
A2		2,800	Merrill Lynch & Co., Inc., Notes, MTN 6.875%, 04/25/18	3,022,903

				4,256,974

Industrial Conglomerates 1.2%
Aa2		2,200	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 5.625%, 09/15/17	2,282,551
Aa2		400	5.875%, 01/14/38	370,372
Aa3	GBP	700	Sub. Notes, 144A 6.50%(a), 09/15/67	943,493

				3,596,416

Lodging 0.3%
Baa1		900	Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A 5.75%, 08/15/15	929,794

See Notes to Financial Statements.

34	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Medical Supplies & Equipment 0.2%
B2		$600	HCA, Inc., Sec’d. Notes 9.25%, 11/15/16	$633,000

Paper & Forest Products 0.3%
Ba3		300	Georgia-Pacific LLC, Gtd. Notes, 144A 7.00%, 01/15/15	306,000
Ba3		400	7.125%, 01/15/17	410,000

				716,000

Real Estate Investment Trust 0.1%
Baa2		200	Nationwide Health Properties, Inc., Sr. Unsec’d. Notes 6.50%, 07/15/11	208,450

Telecommunications 0.6%
Baa3		1,000	Embarq Corp., Sr. Unsec’d. Notes 7.082%, 06/01/16	1,110,055
Baa3		700	Motorola, Inc., Sr. Unsec’d. Notes 6.00%, 11/15/17	710,390

				1,820,445

Tobacco 0.3%
Baa1		800	Altria Group, Inc., Gtd. Notes 9.25%, 08/06/19	985,011

			TOTAL CORPORATE BONDS (cost $27,550,768)	28,160,045

FOREIGN GOVERNMENT BONDS 1.3%
Aaa	EUR	700	Bundesrepublik Deutschland, Bonds (Germany) 3.75%, 01/04/19	1,017,758
AAA(b)	EUR	1,200	France Government, Bonds (France) 3.75%, 10/25/19	1,693,585
Baa3	BRL	1,800	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,110,080

			TOTAL FOREIGN GOVERNMENT BONDS (cost $3,865,020)	3,821,423

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	35

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

MUNICIPAL BONDS 1.2%

California 0.4%
Baa1	$400	State of California, General Obligation Unlimited 5.00%, 06/01/37	$354,856
Baa1	800	5.00%, 11/01/37	709,144
Baa1	200	5.00%, 12/01/37	177,260

			1,241,260

Illinois 0.8%
A1	1,100	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	1,218,316
A1	1,100	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	1,218,316

			2,436,632

		TOTAL MUNICIPAL BONDS (cost $3,597,983)	3,677,892

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.7%
AAA(b)	47	Bank Trust Mortgage Trust, Series 1, Class G 5.70%, 12/01/23	46,850
Aa3	181	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 5.126%(a), 05/25/35	132,712
CCC(b)	534	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1 5.881%(a), 02/25/37	379,117
Caa2	525	Series 2006-OA11, Class A1B 0.421%(a), 09/25/46	249,920
Aaa	25	Federal Home Loan Mortgage Corp., Series 119, Class H 7.50%, 01/15/21	24,998
		Federal National Mortgage Assoc.,
Aaa	10	Series 2000-32, Class FM 0.683%(a), 10/18/30	9,469
Aaa	707	Series 2006-5, Class 3A2 3.805%(a), 05/25/35	711,041
Aaa	4	Series 2266, Class F 0.683%(a), 11/15/30	4,221
Aaa	339	Series 3346, Class FA 0.463%(a), 02/15/19	338,349

See Notes to Financial Statements.

36	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Aaa	$114	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.944%(a), 07/25/44	$109,888
Aaa	24	Government National Mortgage Assoc., Series 2000-9, Class FH 0.733%(a), 02/16/30	24,209
AAA(b)	299	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.955%(a), 09/25/35	277,008
B-(b)	616	Series 2005-AR7, Class 4A1 5.335%(a), 11/25/35	521,125
Caa1	555	Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A 0.413%(a), 07/19/46	303,368
Ca	474	Series 2006-12, Class 2A2B 0.483%(a), 01/19/38	155,173
Caa3	498	Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A2 0.421%(a), 04/25/37	103,852
Aaa	36	Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A8 0.301%(a), 08/25/36	35,707
Aaa	635	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1 0.771%(a), 12/25/27	490,692
CCC(b)	515	Series 2007-HY1, Class 2A3 5.83%(a), 02/25/37	356,122
CCC(b)	532	Series 2007-HY2, Class 1A1 5.565%(a), 12/25/36	375,822
B3	536	Series 2007-OA3, Class 2A1A 1.241%(a), 04/25/47	327,537

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,746,323)	4,977,180

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 10.3%
	152	Federal Home Loan Mortgage Corp. 3.498%(a), 09/01/35	157,900
	160	5.50%, 12/01/36	169,786
	229	6.00%, 04/01/16 - 09/01/22	247,558
	187	Federal National Mortgage Assoc. 1.744%(a), 06/01/43	186,580

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	37

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
$201	2.661%(a), 12/01/34	$204,812
58	3.951%(a), 05/01/36	58,338
999	4.00%, 12/01/39	979,649
5,019	4.50%, 02/01/23 - 10/01/39	5,137,042
82	4.726%(a), 09/01/34	85,178
8,000	5.00%, TBA	8,312,496
5,139	5.50%, 07/01/14 - 02/01/38	5,454,264
2,000	5.50%, TBA	2,118,438
6,304	6.00%, 02/01/36 - 10/01/37	6,753,036
	Government National Mortgage Assoc.
5	3.625%(a), 09/20/22	5,378
15	4.125%(a), 10/20/27 - 11/20/29	16,140
41	4.50%, 08/15/33	42,452
547	6.00%, 08/15/38 - 10/15/38	585,515
7	8.50%, 05/20/30 - 04/20/31	7,452

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $29,916,222)	30,522,014

U.S. TREASURY OBLIGATIONS 3.1%
	U.S. Treasury Bonds
2,900	4.25%, 05/15/39	2,778,563
100	4.375%, 02/15/38	98,281
500	7.25%, 08/15/22	661,250
100	7.50%, 11/15/24	136,781
200	8.00%, 11/15/21	277,406
300	8.125%, 05/15/21	417,938
	U.S. Treasury Notes
653	1.00%, 07/31/11(f)	657,515
1,800	2.75%, 02/15/19	1,692,000
2,400	3.25%, 07/31/16 - 12/31/16	2,434,187

	TOTAL U.S. TREASURY OBLIGATIONS (cost $9,257,599)	9,153,921

	TOTAL LONG-TERM INVESTMENTS (cost $246,849,113)	269,866,270

SHORT-TERM INVESTMENTS 8.2%

U.S. TREASURY OBLIGATION(g)
	U.S. Treasury Bills
110	0.26%, 02/25/10 (cost $109,981)	110,000

See Notes to Financial Statements.

38	Visit our website at www.prudential.com

Principal Amount (000)#	Description		Value (Note 1)

REPURCHASE AGREEMENTS 5.5%
$5,900	Barclays Capital, Inc., 0.12%, dated 01/29/10, due 02/01/10 in the amount of $5,900,059 (cost $5,900,000; collateralized by $6,087,000 Federal Home Loan Mortgage Corp., 0.12%, maturity date 01/25/12; the value of collateral plus accrued interest was $6,087,120)		$5,900,000
10,300	JPMorgan Securities, Inc., 0.12%, dated 01/29/10, due 02/01/10 in the amount of $10,300,103 (cost $10,300,000; collateralized by $10,430,000 Federal Home Loan Bank, 0.80%, maturity date 04/30/10; the value of collateral plus accrued interest was $10,508,538)		10,300,000

	TOTAL REPURCHASE AGREEMENTS (cost $16,200,000)		16,200,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 2.7%
7,908,708	Dryden Core Investment Fund—Taxable Money Market Series (cost $7,908,708)(h)		7,908,708

	TOTAL SHORT-TERM INVESTMENTS (cost $24,218,689)		24,218,708

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT(d) 99.6% (cost $271,067,802; Note 5)		294,084,978

Contracts/ Notional Amount (000)#		Counterparty
OPTIONS WRITTEN*

Call Options
	10 Year U.S. Treasury Note Futures,
100	expiring 02/19/10, Strike Price $117.50		(1,047)
200	expiring 02/19/10, Strike Price $120.00		(125)
300	expiring 02/19/10, Strike Price $121.00		(47)
	Interest Rate Swap Options,
1,100	expiring 02/17/10 @ 3.25%	Bank of America	(54)
6,800	expiring 04/19/10 @ 3.25%	Deutsche Bank	(12,978)
3,800	expiring 06/14/10 @ 3.50%	Citigroup Global Markets	(32,543)

			(46,794)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	39

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Contracts/ Notional Amount (000)#	Description	Counterparty	Value (Note 1)

OPTIONS WRITTEN (Continued)

Put Options
	10 Year U.S. Treasury Note Futures,
100	expiring 02/19/10, Strike Price $114.00		$(16)
2,600	expiring 02/19/10, Strike Price $115.00		(812)
300	expiring 02/19/10, Strike Price $116.00		(281)
	Interest Rate Swap Options,
1,100	expiring 02/17/10 @ 4.00%	Bank of America	(2,126)
1,000	expiring 04/19/10 @ 4.25%	Bank of America	(6,605)
3,900	expiring 04/19/10 @ 4.25%	Morgan Stanley	(25,758)
6,800	expiring 04/19/10 @ 5.00%	Deutsche Bank	(4,951)
3,800	expiring 06/14/10 @ 4.50%	Citigroup Global Markets	(33,175)
1,600	expiring 07/10/12 @ 10.00%	Morgan Stanley	(5,666)

			(79,390)

	TOTAL OPTIONS WRITTEN (premiums received $265,752)		(126,184)

Principal Amount (000)#
SECURITY SOLD SHORT (2.6)%

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
	Federal National Mortgage Assoc.
$7,000	6.00%, TBA (proceeds received $7,403,594)		(7,486,717)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT 97.0% (cost $263,398,456; Note 5)		286,472,077
	Other assets in excess of other liabilities(i) 3.0%		8,771,143

	NET ASSETS 100%		$295,243,220

The following abbreviations are used in the Portfolio descriptions:

144A— Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVT—Convertible Security

FHLMC—Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

40	Visit our website at www.prudential.com

FSB—Federal Savings Bank

GDR—Global Depositary Receipt

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

TBA—To Be Announced

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

TWD—New Taiwanese Dollar

# Principal and notional amount is shown in U.S. dollars unless otherwise stated.

* Non-income producing security.

† The rating reflected is as of January 31, 2010. Rating of certain bonds may have changed subsequent to that date.

(a) Indicates a variable rate security.

(b) Standard & Poor’s rating.

(c) Indicates a security or securities that have been deemed illiquid.

(d) As of January 31, 2010, 132 securities representing $25,136,542 and 8.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(e) Represents issuer in default on interest payments. Non-income producing security.

(f) Security segregated as collateral for futures contracts.

(g) Rate shown is the effective yield at purchase date.

(h) Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(i) Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and interest rate and credit default swap agreements as follows:

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	41

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Futures contracts open at January 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2010	Unrealized Appreciation
	Long Positions:
123	90 Day Euro	Jun 10	$30,364,325	$30,625,463	$261,138
18	90 Day Euro	Sep 10	4,403,250	4,470,975	67,725
30	90 Day Euro Euribor	Jun 10	10,212,083	10,299,970	87,887
4	5 Year Euro-Bobl	Mar 10	646,054	650,324	4,270

					$421,020

Forward foreign currency exchange contracts outstanding at January 31, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 04/05/10	Barclays Capital Group	BRL	153	$84,000	$79,957	$(4,043)
Expiring 04/05/10	Deutsche Bank	BRL	195	107,000	101,962	(5,038)
Expiring 04/05/10	Hong Kong & Shanghai Bank	BRL	294	162,000	153,779	(8,221)
Expiring 04/05/10	Merrill Lynch	BRL	154	85,000	80,686	(4,314)
Expiring 04/05/10	Merrill Lynch	BRL	149	82,000	78,054	(3,946)
Chinese Yuan,
Expiring 03/29/10	Barclays Bank PLC	CNY	459	67,915	67,187	(728)
Expiring 03/29/10	Citibank	CNY	3,262	482,861	477,547	(5,314)
Expiring 03/29/10	Deutsche Bank	CNY	2,181	323,100	319,260	(3,840)
Expiring 03/29/10	Deutsche Bank	CNY	4	549	544	(5)
Expiring 03/29/10	Hong Kong & Shanghai Bank	CNY	3,139	464,100	459,536	(4,564)
Expiring 03/29/10	JPMorgan Securities	CNY	29	4,335	4,290	(45)
Expiring 06/07/10	Barclays Bank PLC	CNY	1,428	212,000	209,199	(2,801)
Expiring 06/07/10	Barclays Bank PLC	CNY	1,414	210,000	207,133	(2,867)
Expiring 06/07/10	Citibank	CNY	565	84,000	82,779	(1,221)
Expiring 06/07/10	Citibank	CNY	465	69,000	68,058	(942)
Expiring 06/07/10	Deutsche Bank	CNY	855	127,000	125,266	(1,734)
Expiring 06/07/10	Hong Kong & Shanghai Bank	CNY	1,609	239,000	235,650	(3,350)
Expiring 06/07/10	JPMorgan Securities	CNY	1,481	220,000	216,932	(3,068)
Expiring 06/07/10	JPMorgan Securities	CNY	923	137,000	135,190	(1,810)
Expiring 11/17/10	Deutsche Bank	CNY	5,504	829,338	812,152	(17,186)
Expiring 11/17/10	Goldman Sachs & Co.	CNY	2,480	374,000	365,974	(8,026)
Expiring 11/23/10	Bank of America	CNY	5,811	873,946	857,697	(16,249)
Expiring 11/23/10	Barclays Capital Group	CNY	404	61,000	59,690	(1,310)

See Notes to Financial Statements.

42	Visit our website at www.prudential.com

Forward foreign currency exchange contracts outstanding at January 31, 2010 (cont’d.):

Purchase Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.),
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	1,064		$160,000	$167,488	$7,488
Expiring 11/04/11	Deutsche Bank	CNY	441		69,000	69,356	356
Euro,
Expiring 02/08/10	UBS Securities	EUR	39		56,041	54,072	(1,969)
Malaysian Ringgit,
Expiring 02/12/10	BT Alex Brown	MYR	1		297	293	(4)
Expiring 02/12/10	Citicorp	MYR	—	*	75	78	3
Expiring 02/12/10	Deutsche Bank	MYR	8		2,288	2,264	(24)
Expiring 10/12/10	Citibank	MYR	9		2,627	2,607	(20)
Mexican Peso,
Expiring 04/22/10	JPMorgan Securities	MXN	415		31,083	31,402	319
Expiring 05/28/10	State Street Bank	MXN	954		73,084	71,903	(1,181)
New Taiwanese Dollar,
Expiring 06/10/10	Hong Kong & Shanghai Bank	TWD	5,592		179,000	177,566	(1,434)
Expiring 06/10/10	Hong Kong & Shanghai Bank	TWD	5,557		178,000	176,461	(1,539)
South Korean Won,
Expiring 02/11/10	Hong Kong & Shanghai Bank	KRW	257,511		229,000	221,579	(7,421)
Expiring 02/11/10	Hong Kong & Shanghai Bank	KRW	123,530		110,000	106,293	(3,707)
Expiring 02/11/10	JPMorgan Securities	KRW	246,972		220,000	212,511	(7,489)
Expiring 02/11/10	JPMorgan Securities	KRW	97,510		87,000	83,904	(3,096)
Expiring 11/12/10	Citibank	KRW	58,463		50,000	49,886	(114)
Expiring 11/12/10	Citibank	KRW	57,735		50,000	49,266	(734)
Expiring 11/12/10	Citigroup Global Markets	KRW	23,180		20,000	19,780	(220)
Expiring 11/12/10	JPMorgan Securities	KRW	103,118		90,000	87,991	(2,009)
Expiring 11/12/10	JPMorgan Securities	KRW	58,493		50,000	49,912	(88)
Expiring 11/12/10	Morgan Stanley	KRW	103,599		90,000	88,402	(1,598)
Expiring 11/12/10	UBS Securities	KRW	301,857		266,000	257,577	(8,423)

					$7,312,639	$7,179,113	$(133,526)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	43

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/26/10	Royal Bank of Scotland	AUD	33	$30,163	$29,114	$1,049
Brazilian Real,
Expiring 04/05/10	Goldman Sachs & Co.	BRL	1,973	1,126,484	1,033,438	93,046
Expiring 05/04/10	State Street Banki	BRL	801	441,273	417,352	23,921
British Pound,
Expiring 03/25/10	UBS Securities	GBP	810	1,296,360	1,294,250	2,110
Canadian Dollar,
Expiring 02/22/10	Deutsche Bank	CAD	2	1,938	1,870	68
Chinese Yuan,
Expiring 03/29/10	Barclays Capital Group	CNY	414	61,000	60,583	417
Expiring 03/29/10	Deutsche Bank	CNY	5,504	811,009	805,883	5,126
Expiring 03/29/10	Deutsche Bank	CNY	3,155	467,800	461,898	5,902
Expiring 06/07/10	Bank of America	CNY	5,811	858,834	851,135	7,699
Expiring 06/07/10	Barclays Capital Group	CNY	495	73,000	72,509	491
Expiring 06/07/10	Deutsche Bank	CNY	2,434	359,311	356,564	2,747
Euro,
Expiring 03/17/10	Goldman Sachs & Co.	EUR	1,328	1,928,993	1,841,059	87,934
Expiring 04/26/10	JPMorgan Securities	EUR	764	1,082,023	1,059,046	22,977
Expiring 07/26/10	State Street Bank	EUR	279	392,539	386,543	5,996
Expiring 07/26/10	State Street Bank	EUR	119	165,051	165,232	(181)
Indian Rupee,
Expiring 03/24/10	Citibank	INR	610	12,519	13,154	(635)
Japanese Yen,
Expiring 02/16/10	Royal Bank of Scotland	JPY	1,858	20,442	20,585	(143)
Malaysian Ringgit,
Expiring 02/12/10	Citibank	MYR	9	2,636	2,636	—
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	7,022	533,100	529,250	3,850
South Korean Won,
Expiring 02/11/10	Citibank	KRW	58,038	50,000	49,939	61
Expiring 02/11/10	Citibank	KRW	57,235	50,000	49,249	751
Expiring 02/11/10	Citigroup Global Markets	KRW	23,010	20,000	19,799	201
Expiring 02/11/10	JPMorgan Securities	KRW	102,015	90,000	87,780	2,220
Expiring 02/11/10	JPMorgan Securities	KRW	58,075	50,000	49,972	28
Expiring 02/11/10	Morgan Stanley	KRW	102,474	90,000	88,175	1,825

				$10,014,475	$9,747,015	$267,460

*	Notional amount is less than 500.

See Notes to Financial Statements.

44	Visit our website at www.prudential.com

Interest rate swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.(1)	01/02/12	BRL	2,400	10.15%	Brazilian interbank lending rate	$(53,583)	$—	$(53,583)
Barclays Capital, Inc.(1)	01/02/12		BRL 2,800	11.67	Brazilian interbank lending rate	21,900	20,068	1,832

						$(31,683)	$20,068	$(51,751)

(1)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit default swaps on credit indices—Sell Protection(1):
Credit Suisse International	05/25/46	$4,366	0.11%	ABX HE AAA 06-2	$(2,303,892)	$(896,623)	$(1,407,269)
Credit Suisse International	08/25/37	800	0.09	ABX HE AAA 07-1	(520,708)	(204,917)	(315,791)
Morgan Stanley & Co.	12/20/15	530	0.46	Dow Jones CDX IG5 10Y Index	(71,032)	—	(71,032)
Morgan Stanley & Co.	12/20/15	1,900	0.46	Dow Jones CDX IG5 10Y Index	(254,128)	—	(254,128)

					$(3,149,760)	$(1,101,540)	$(2,048,220)

Counter party	Termination Date	Notional Amount (000)(4)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at January 31, 2010(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Goldman Sachs & Co.	12/20/10	$400	1.00%	Sprint Nextel Corp., 6.00%, due 12/01/16	3.417%	$(8,030)	$(3,381)	$(4,649)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	45

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps—Buy Protection(2):
Barclays Capital, Inc.	09/20/11	$100	0.54%	DaimlerChrysler N.A., 5.75%, due 09/08/11	$(66)	$—	$(66)
Merrill Lynch & Co.	12/20/11	272	0.00	Dow Jones CDX HY7 Index	132,179	38,017	94,162
Deutsche Bank	06/20/18	1,839	1.50	Dow Jones CDX IG10 10Y Index	(21,781)	(25,295)	3,514
Goldman Sachs & Co.	06/20/18	2,226	1.50	Dow Jones CDX IG10 10Y Index	(26,365)	(67,482)	41,117
Morgan Stanley & Co.	06/20/18	5,227	1.50	Dow Jones CDX IG10 10Y Index	(61,903)	(127,954)	66,051
Deutsche Bank	06/20/13	2,226	1.55	Dow Jones CDX IG10 5Y Index	(30,727)	(6,455)	(24,272)
Morgan Stanley & Co.	12/20/12	700	0.14	Dow Jones CDX IG5 Index	19,002	—	19,002
Morgan Stanley & Co.	12/20/12	2,700	0.14	Dow Jones CDX IG5 Index	73,295	—	73,295
Goldman Sachs & Co.	12/20/17	3,872	0.80	Dow Jones CDX IG9 10Y Index	137,448	26,862	110,586
Morgan Stanley & Co.	12/20/17	4,066	0.80	Dow Jones CDX IG9 10Y Index	144,410	81,527	62,883
Barclays Capital, Inc.	12/20/17	968	0.80	Dow Jones CDX IG9 10Y Index	34,384	10,361	24,023
Merrill Lynch & Co.	12/20/17	1,936	0.80	Dow Jones CDX IG9 10Y Index	68,767	32,586	36,181
Deutsche Bank	03/20/14	300	1.25	Embarq Corp., 7.08%, due 06/01/16	(6,768)	—	(6,768)
Deutsche Bank	03/20/14	200	1.27	Embarq Corp., 7.08%, due 06/01/16	(4,672)	—	(4,672)
Morgan Stanley & Co.	03/20/14	100	1.30	Embarq Corp., 7.08%, due 06/01/16	(2,458)	12	(2,470)
Deutsche Bank	03/20/14	200	1.43	Embarq Corp., 7.08%, due 06/01/16	(5,938)	26	(5,964)

See Notes to Financial Statements.

46	Visit our website at www.prudential.com

Credit default swap agreements outstanding at January 31, 2010 (cont’d.):

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps—Buy Protection(2) (cont’d.):
Deutsche Bank	09/20/11	$200	0.62%	Nationwide Health, 6.50%, due 07/15/11	$1,332	$—	$1,332
Morgan Stanley & Co.	06/20/16	300	0.39	Omnicom Group, Inc., 5.90%, due 04/15/16	7,017	—	7,017

					$457,156	$(37,795)	$494,951

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	47

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$160,510,168	$23,981,257	$—
Preferred Stock	203,520	—	—
Asset-Backed Securities	—	2,294,790	—
Bank Loans	—	1,927,597	—
Commercial Mortgage-Backed Securities	—	636,463	—
Corporate Bonds	—	27,051,610	1,108,435
Foreign Government Bonds	—	3,821,423	—
Municipal Bonds	—	3,677,892	—
Residential Mortgage-Backed Securities	—	4,930,330	46,850
U.S. Government Mortgage-Backed Obligations	—	30,522,014	—
U.S. Treasury Obligations	—	9,263,921	—
Repurchase Agreements	—	16,200,000	—
Affiliated Money Market Mutual Fund	7,908,708	—	—
Options Written	—	(126,184)	—
Security Sold Short—U.S. Government Mortgage-Backed Obligation	—	(7,486,717)	—

	$168,622,396	$116,694,396	$1,155,285
Other Financial Instruments*	421,020	(1,475,735)	—

Total	$169,043,416	$115,218,661	$1,155,285

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

48	Visit our website at www.prudential.com

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Securities	Corporate Bond
Balance as of 7/31/09	$55,981	$—
Accrued discounts/premiums	(9,703)	—
Realized gain (loss)	131	—
Change in unrealized appreciation (depreciation)	441	108,435
Net purchases (sales)	—	1,000,000
Transfers in and/or out of Level 3	—	—

Balance as of 1/31/10	$46,850	$1,108,435

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2010 were as follows:

U.S. Government Mortgage-Backed Obligations	10.3%
Oil, Gas & Consumable Fuels	6.2
Repurchase Agreements	5.5
Pharmaceuticals	5.0
Financial - Bank & Trust	4.4
Diversified Financial Services	3.5
U.S. Treasury Obligations	3.1
Affiliated Money Market Mutual Fund	2.7
Insurance	2.7
Financial Services	2.6
Chemicals	2.4
Telecommunications	2.4
Software	2.1
Aerospace & Defense	2.0
Capital Markets	1.9
Industrial Conglomerates	1.7
Residential Mortgage-Backed Securities	1.7
Commercial Banks	1.4
Hotels, Restaurants & Leisure	1.4
Metals & Mining	1.4
Computers & Peripherals	1.3
Retail & Merchandising	1.3
Transportation	1.3
Internet Services	1.3
Foreign Government Bonds	1.3
Municipal Bonds	1.2
Computer Hardware	1.1
Media	1.1

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	49

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Industry (cont’d.)
Foods	0.9%
Internet Software & Services	0.9
Electric Utilities	0.8
Commercial Services & Supplies	0.8
Tobacco	0.8
Diversified Telecommunication Services	0.8
Consumer Finance	0.8
Asset-Backed Securities	0.8
Machinery	0.8
Biotechnology	0.7
Energy Equipment & Services	0.7
Clothing & Apparel	0.7
Computer Services & Software	0.7
Real Estate Investment Trusts	0.7
Bank Loans	0.6
Wireless Telecommunication Services	0.6
Healthcare Providers & Services	0.6
Retail	0.6
Specialty Retail	0.6
Entertainment & Leisure	0.6
Consumer Products & Services	0.5
Medical Supplies & Equipment	0.5
Beverages	0.5
Utilities	0.5
Healthcare Equipment & Supplies	0.4
Electronic Components	0.4
Banks	0.3
Healthcare Products	0.3
Oil & Gas	0.3
Lodging	0.3
Semiconductors	0.3
Automobile Manufacturers	0.3
Food & Staples Retailing	0.3
Electronic Equipment & Instruments	0.3
Semiconductors & Semiconductor Equipment	0.3
Paper & Forest Products	0.3
Building Materials	0.2
Commercial Mortgage-Backed Securities	0.2
Diversified Operations	0.2
Healthcare Services	0.2
Electrical Equipment	0.2
Multi-Utilities	0.2
Internet & Catalog Retail	0.2
Food & Beverage	0.2
Textiles, Apparel & Luxury Goods	0.2
Manufacturing	0.2
Machinery - Construction & Mining	0.2

See Notes to Financial Statements.

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Industry (cont’d.)
Office Electronics	0.1%
Household Durables	0.1
Food Products	0.1
Conglomerates	0.1
Life Science Tools & Services	0.1
Airlines	0.1
Household Products	0.1
Advertising	0.1
Food & Drug Retailing	0.1
Construction & Engineering	0.1
Equipment Services	0.1
Air Freight & Couriers	0.1
Auto Parts & Equipment	0.1
IT Services	0.1
Diversified Manufacturing	0.1
Broadcasting	0.1
Communication Equipment	0.1
Education	0.1
Distribution/Wholesale	0.1
Auto Components	0.1
Farming & Agriculture	0.1
Professional Services	0.1
Semiconductor Components	0.1
Cosmetics & Toiletries	0.1
Containers & Packaging	0.1
Business Services	0.1
Healthcare Technology	0.1

99.5
Options Written and Securities Sold Short	(2.5)
Other assets in excess of other liabilities	3.0

100.0%

The Fund invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	51

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Fair values of derivative instruments as of January 31, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Receivable from broker-variation margin	$421,020	*	Written options outstanding, at value	$126,184

Interest rate contracts	Unrealized appreciation on swap agreements	1,832		Unrealized depreciation on swap agreements	53,583

Interest rate contracts	Premiums paid for swap agreements	20,068		—	—

Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	276,585		Unrealized depreciation on foreign currency exchange contracts	142,651

Credit contracts	Unrealized appreciation on swap agreements	539,163		Unrealized depreciation on swap agreements	2,097,081

Credit contracts	Premiums paid for swap agreements	189,391		Premiums received for swap agreements	1,332,107

Total		$1,448,059			$3,751,606

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$458,218	$8,799	$126,152	$—	$593,169
Foreign exchange contracts	—	—	—	—	74,513	74,513
Credit contracts	—	—	—	(119,206)	—	(119,206)
Equity contracts	(173,467)	—	—	—	—	(173,467)

Total	$(173,467)	$458,218	$8,799	$6,946	$74,513	$375,009

See Notes to Financial Statements.

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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(103,984)	$249,495	$131,252	$(35,018)	$—	$241,745
Foreign exchange contracts	—	—	—	—	244,762	244,762
Credit contracts	—	—	—	10,799	—	10,799

Total	$(103,984)	$249,495	$131,252	$(24,219)	$244,762	$497,306

For the six months ended January 31, 2010, the Fund’s average volume of derivative activities are as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts - Long Positions(3)	Forward foreign currency exchange purchase contracts(4)	Forward foreign currency exchange sale contracts(5)	Interest rate swap agree ments(6)	Credit default swap agreements - Buy Protection(6)	Credit default swap agreements - Sell Protection(6)
$13,723	$91,501	$72,809,829	$5,186,550	$7,225,662	$2,133,626	$27,556,333	$8,444,340

(1)	Cost.
(2)	Premium Received.
(3)	Value at Trade Date.
(4)	Value at Settlement Date Payable.
(5)	Value at Settlement Date Receivable.
(6)	Notional Amount.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	53

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $263,159,094)	$286,176,270
Affiliated investments (cost $7,908,708)	7,908,708
Foreign currency, at value (cost $537,483)	532,321
Receivable for investments sold	32,245,319
Dividends and interest receivable	1,091,317
Unrealized appreciation on swap agreements	540,995
Receivable for Fund shares sold	312,350
Unrealized appreciation on foreign currency exchange contracts	276,585
Tax reclaim receivable	265,383
Premiums paid for swap agreements	209,459
Receivable from broker-variation margin	899
Prepaid expenses	3,291

Total assets	329,562,897

Liabilities
Payable for investments purchased	20,634,225
Securities sold short, at value (proceeds received $7,403,594)	7,486,717
Unrealized depreciation on swap agreements	2,150,664
Premiums received for swap agreements	1,332,107
Payable for Fund shares reacquired	782,651
Payable to broker	650,000
Accrued expenses and other liabilities	341,182
Payable to custodian	265,737
Management fee payable	194,427
Distribution fee payable	149,662
Unrealized depreciation on foreign currency exchange contracts	142,651
Outstanding options written (premiums received $265,752)	126,184
Affiliated transfer agent fee payable	55,885
Deferred trustees’ fees	7,585

Total liabilities	34,319,677

Net Assets	$295,243,220

Net assets were comprised of:
Shares of beneficial interest, at par	$30,979
Paid-in capital, in excess of par	344,453,053

344,484,032
Undistributed net investment income	18,542
Accumulated net realized loss on investment and foreign currency transactions	(71,259,842)
Net unrealized appreciation on investments and foreign currencies	22,000,488

Net assets, January 31, 2010	$295,243,220

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share, ($158,687,236 / 16,644,902 shares of common stock issued and outstanding)	$9.53
Maximum sales charge (5.5% of offering price)	0.55

Maximum offering price to public	$10.08

Class B:
Net asset value, offering price and redemption price per share, ($60,862,845 / 6,388,013 shares of common stock issued and outstanding)	$9.53

Class C:
Net asset value, offering price and redemption price per share, ($67,262,473 / 7,061,736 shares of common stock issued and outstanding)	$9.52

Class M:
Net asset value, offering price and redemption price per share, ($1,808,107 / 190,192 shares of common stock issued and outstanding)	$9.51

Class R:
Net asset value, offering price and redemption price per share, ($545,987 / 57,264 shares of common stock issued and outstanding)	$9.53

Class X:
Net asset value, offering price and redemption price per share, ($1,841,794 / 193,242 shares of common stock issued and outstanding)	$9.53

Class Z:
Net asset value, offering price and redemption price per share, ($4,234,778 / 443,889 shares of common stock issued and outstanding)	$9.54

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	55

Statement of Operations

Six Months Ended January 31, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$2,361,713
Unaffiliated dividend income (net of foreign withholding taxes $33,198)	1,793,750
Affiliated dividend income	12,641

4,168,104

Expenses
Management fee	1,136,623
Distribution fee—Class A	195,015
Distribution fee—Class B	334,517
Distribution fee—Class C	353,075
Distribution fee—Class M	10,067
Distribution fee—Class R	1,744
Distribution fee—Class X	9,157
Transfer agent’s fees and expenses (including affiliated expense of $93,000)	254,000
Custodian’s fees and expenses	222,000
Reports to shareholders	52,000
Registration fees	39,000
Audit fee	35,000
Trustees’ fees	12,000
Legal fee	11,000
Insurance expense	3,000
Loan interest expense (Note 7)	13
Miscellaneous	18,928

Total expenses	2,687,139

Net investment income	1,480,965

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currency
Net realized gain (loss) on:
Investment transactions	7,068,168
Options written transactions	8,799
Foreign currency transactions	10,149
Futures transactions	458,218
Swap agreement transactions	6,946
Short sale transactions	(422,144)

7,130,136

Net change in unrealized appreciation (depreciation) on:
Investments	12,478,479
Options written	131,252
Foreign currencies	142,065
Futures	249,495
Swaps	(24,219)
Short Sales	10,598

12,987,670

Net gain on investments	20,117,806

Net Increase In Net Assets Resulting From Operations	$21,598,771

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2010	Year Ended July 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,480,965	$5,334,770
Net realized gain (loss) on investment and foreign currency transactions	7,130,136	(67,998,649)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,987,670	6,010,544

Net increase (decrease) in net assets resulting from operations	21,598,771	(56,653,335)

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(2,184,004)	(3,778,143)
Class B	(630,487)	(1,106,150)
Class C	(701,868)	(1,102,990)
Class M	(19,580)	(38,576)
Class R	(7,038)	(25,700)
Class X	(20,047)	(41,468)
Class Z	(67,255)	(228,045)

	(3,630,279)	(6,321,072)

Distributions from net realized gains:
Class A	—	(1,512,131)
Class B	—	(888,910)
Class C	—	(862,718)
Class M	—	(33,532)
Class R	—	(13,156)
Class X	—	(36,981)
Class Z	—	(104,679)

	—	(3,452,107)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	18,816,093	28,140,552
Net asset value of shares issued in reinvestment of distributions	3,492,438	9,216,280
Cost of shares reacquired	(32,834,034)	(81,439,165)

Net decrease in net assets resulting from Fund share transactions	(10,525,503)	(44,082,333)

Total increase (decrease)	7,442,989	(110,508,847)

Net Assets
Beginning of period	287,800,231	398,309,078

End of period(a)	$295,243,220	$287,800,231

(a) Includes undistributed net investment income of:	$18,542	$2,167,856

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	57

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund (the “Fund”), Target Conservative Allocation Fund and Target Growth Allocation Fund. These financial statements relate only to Target Moderate Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the Subadvisors and their respective segment during the six months ended January 31, 2010.

Fund Segment
Hotchkis & Wiley Capital Management LLC Eaton Vance Management NFJ Investment Group L.P.	Large-cap value stocks

LSV Asset Management Thornburg Investment Management, Inc.	International stocks

Marsico Capital Management, LLC Massachusetts Financial Services Company	Large-cap growth stocks

EARNEST Partners, LLC Vaughan Nelson Investment Management, LP	Small-cap value stocks

Pacific Investment Management Company LLC	Core fixed income bonds

Eagle Asset Management	Small-cap growth stocks

The investment objective of the Fund is to provide capital appreciation and a reasonable level of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity and fixed income securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day

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of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisor(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale, on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Target Asset Allocation Funds/Target Moderate Allocation Fund	59

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

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Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may by delayed or limited.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement exists between the Fund and the counterparty which permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security

Target Asset Allocation Funds/Target Moderate Allocation Fund	61

Notes to Financial Statements

(Unaudited) continued

short, or a loss, unlimited in magnitude amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates with respect to securities or financial instruments, which the Fund currently owns or intends to purchase. The Fund also purchased options to gain exposure to certain securities and foreign currencies. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike

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price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, and to manage yield curve and duration. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements: The Fund entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement

Target Asset Allocation Funds/Target Moderate Allocation Fund	63

Notes to Financial Statements

(Unaudited) continued

of Assets and Liabilities. Swap agreements outstanding at the reporting date, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting agreement exists between the Fund and the counterparty which permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund took an active short position with respect to the likelihood of a particular issuer’s default by selling credit default swaps. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting agreement exists between the Fund and the counterparty which permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral

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from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may

Target Asset Allocation Funds/Target Moderate Allocation Fund	65

Notes to Financial Statements

(Unaudited) continued

be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2010, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Rights: The Fund held rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount, on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

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Net investment income or loss (other than distribution fees, which are charged directly to its respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income are declared and paid annually. Distributions of net realized capital and currency gains, if any, are declared and paid annually.

Dividends and distributions to shareholders which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisors’ performance of all investment advisory services. Pursuant to the advisory agreements, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the average daily net assets up to $500 million, .70 of 1% of average daily net assets for the next $500 million and .65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2010.

Target Asset Allocation Funds/Target Moderate Allocation Fund	67

Notes to Financial Statements

(Unaudited) continued

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, M, R and X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively.

PIMS has advised the Fund that it has received $51,384 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2010. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2010, it has received $41,088, $2,534, $442 and $107 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of First Clearing, LLC (“First Clearing”) and Wells Fargo Advisors, LLC (“Wells Fargo”) affiliates of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2010, the Fund incurred approximately $69,500 in total networking fees, of which $18,900 and $21,500 was paid to First Clearing and Wells Fargo, respectively,

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through December 31, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Series are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. government securities, for the six months ended January 31, 2010, aggregated $147,333,878 and $171,075,783, respectively.

Transactions in call options written during the six months ended January 31, 2010 were as follows:

	Number of Contracts/ Swap Notional Amount	Premiums Received
Options outstanding at July 31, 2009	1,000,000	$8,750
Written swap options	33,500,000	265,752
Expired swap options	(1,000,000)	(8,750)
Closed Swap options	—	—

Options outstanding at January 31, 2010	33,500,000	$265,752

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$285,404,488	$32,571,816	$(23,891,326)	$8,680,490

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales.

As of July 31, 2009, the capital loss carryforward for tax purposes was approximately $12,407,000 which expires in 2017. Accordingly, no capital gains distribution is

Target Asset Allocation Funds/Target Moderate Allocation Fund	69

Notes to Financial Statements

(Unaudited) continued

expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates.

In addition, the Fund has elected to treat net foreign currency losses and net capital losses of approximately $246,000 and $49,987,000, respectively, incurred between November 1, 2008 and July 31, 2009 as being incurred during the fiscal year ending July 31, 2010.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2010, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A

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shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

As of January 31, 2010, Prudential owns 229 shares of Class R.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2010:
Shares sold	1,585,270	$15,275,357
Shares issued in reinvestment of dividends and distributions	222,963	2,144,902
Shares reacquired	(1,599,962)	(15,328,865)

Net increase (decrease) in shares outstanding before conversion	208,271	2,091,394
Shares issued upon conversion from Class B, Class M, and Class X	530,020	5,059,722

Net increase (decrease) in shares outstanding	738,291	$7,151,116

Year ended July 31, 2009:
Shares sold	2,209,250	$18,813,249
Shares issued in reinvestment of dividends and distributions	620,214	5,101,572
Shares reacquired	(3,857,546)	(32,926,136)

Net increase (decrease) in shares outstanding before conversion	(1,028,082)	(9,011,315)
Shares issued upon conversion from Class B, Class M, and Class X	1,808,268	15,485,585

Net increase (decrease) in shares outstanding	780,186	$6,474,270

Class B
Six months ended January 31, 2010:
Shares sold	159,557	$1,523,126
Shares issued in reinvestment of dividends and distributions	63,206	608,038
Shares reacquired	(830,536)	(7,992,275)

Net increase (decrease) in shares outstanding before conversion	(607,773)	(5,861,111)
Shares reacquired upon conversion into Class A	(476,461)	(4,537,262)

Net increase (decrease) in shares outstanding	(1,084,234)	$(10,398,373)

Year ended July 31, 2009:
Shares sold	436,580	$3,663,752
Shares issued in reinvestment of dividends and distributions	230,757	1,897,509
Shares reacquired	(1,920,709)	(16,304,318)

Net increase (decrease) in shares outstanding before conversion	(1,253,372)	(10,743,057)
Shares reacquired upon conversion into Class A	(1,668,912)	(14,253,544)

Net increase (decrease) in shares outstanding	(2,922,284)	$(24,996,601)

Target Asset Allocation Funds/Target Moderate Allocation Fund	71

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended January 31, 2010:
Shares sold	178,911	$1,712,575
Shares issued in reinvestment of dividends and distributions	65,738	632,403
Shares reacquired	(790,089)	(7,563,132)

Net increase (decrease) in shares outstanding	(545,440)	$(5,218,154)

Year ended July 31, 2009:
Shares sold	465,695	$3,958,950
Shares issued in reinvestment of dividends and distributions	209,775	1,725,059
Shares reacquired	(2,525,303)	(21,248,205)

Net increase (decrease) in shares outstanding	(1,849,833)	$(15,564,196)

Class M
Six months ended January 31, 2010:
Shares sold	2,076	$19,385
Shares issued in reinvestment of dividends and distributions	2,021	19,403
Shares reacquired	(19,888)	(190,199)

Net increase (decrease) in shares outstanding before conversion	(15,791)	(151,411)
Shares reacquired upon conversion into Class A	(26,762)	(254,933)

Net increase (decrease) in shares outstanding	(42,553)	$(406,344)

Year ended July 31, 2009:
Shares sold	13,339	$109,876
Shares issued in reinvestment of dividends and distributions	8,720	71,581
Shares reacquired	(127,416)	(1,115,264)

Net increase (decrease) in shares outstanding before conversion	(105,357)	(933,807)
Shares reacquired upon conversion into Class A	(104,621)	(852,550)

Net increase (decrease) in shares outstanding	(209,978)	$(1,786,357)

Class R
Six months ended January 31, 2010:
Shares sold	3,223	$30,489
Shares issued in reinvestment of dividends and distributions	732	7,038
Shares reacquired	(31,467)	(307,092)

Net increase (decrease) in shares outstanding	(27,512)	$(269,565)

Year ended July 31, 2009:
Shares sold	24,835	$220,580
Shares issued in reinvestment of dividends and distributions	4,727	38,856
Shares reacquired	(126,461)	(1,089,445)

Net increase (decrease) in shares outstanding	(96,899)	$(830,009)

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Class X	Shares	Amount
Six months ended January 31, 2010:
Shares sold	9,638	$92,378
Shares issued in reinvestment of dividends and distributions	2,084	20,047
Shares reacquired	(39,615)	(376,984)

Net increase (decrease) in shares outstanding	(27,893)	(264,559)
Shares reacquired upon conversion into Class A	(28,108)	(267,527)

Net increase (decrease) in shares outstanding	(56,001)	$(532,086)

Year ended July 31, 2009:
Shares sold	9,689	$81,214
Shares issued in reinvestment of dividends and distributions	9,531	78,357
Shares reacquired	(129,946)	(1,019,277)

Net increase (decrease) in shares outstanding	(110,726)	(859,706)
Shares reacquired upon conversion into Class A	(43,435)	(379,491)

Net increase (decrease) in shares outstanding	(154,161)	$(1,239,197)

Class Z
Six months ended January 31, 2010:
Shares sold	16,843	$162,783
Shares issued in reinvestment of dividends and distributions	6,300	60,607
Shares reacquired	(112,356)	(1,075,487)

Net increase (decrease) in shares outstanding	(89,213)	$(852,097)

Year ended July 31, 2009:
Shares sold	153,931	$1,292,931
Shares issued in reinvestment of dividends and distributions	36,872	303,346
Shares reacquired	(919,837)	(7,736,520)

Net increase (decrease) in shares outstanding	(729,034)	$(6,140,243)

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Companies renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Companies pay a commitment fee of .15 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Companies paid a commitment fee of .13 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

Target Asset Allocation Funds/Target Moderate Allocation Fund	73

Notes to Financial Statements

(Unaudited) continued

The Fund utilized the SCA during the six months ended January 31, 2010. The Fund had an outstanding balance of $344,000 for one day at an interest rate of 1.37%.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Note 9. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

JANUARY 31, 2010	SEMIANNUAL REPORT

Target Asset Allocation Funds/ Target Moderate Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.97

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investment transactions	.63

Total from investment operations	.69

Less Dividends and Distributions:
Dividends from net investment income	(.13)
Distributions from net realized gains	—

Total dividends and distributions	(.13)

Net asset value, end of period	$9.53

Total Return(a)	7.71%
Ratios/Supplemental Data:
Net assets, end of period (000)	$158,687
Average net assets (000)	$154,740
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.43	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(f)
Net investment income	1.32	%(f)
Portfolio turnover rate	57	%(g)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Includes interest expense of 0.03%.
(f)	Annualized.
(g)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2009(b)		2008(b)	2007(b)	2006(b)	2005(b)

$10.72		$12.75	$11.92	$12.56	$10.96

.19		.25	.22	.20	.14
(1.59)		(1.05)	1.31	.45	1.61

(1.40)		(.80)	1.53	.65	1.75

(.25)		(.24)	(.22)	(.22)	(.15)
(.10)		(.99)	(.48)	(1.07)	—

(.35)		(1.23)	(.70)	(1.29)	(.15)

$8.97		$10.72	$12.75	$11.92	$12.56

(12.78)%		(7.02)%	13.03%	5.53%	16.01%

$142,715		$162,212	$165,073	$135,384	$103,989
$131,169		$169,156	$154,791	$118,651	$91,030

1.48	%(e)	1.39%	1.18%	1.33%	1.32%
1.23	%(e)	1.14%	.93%	1.08%	1.07%
2.18%		2.05%	1.72%	1.67%	1.17%
249%		213%	195%	324%	285%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	77

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.97

Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss) on investment transactions	.63

Total from investment operations	.66

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains	—

Total dividends and distributions	(.10)

Net asset value, end of period	$9.53

Total Return(a)	7.33%
Ratios/Supplemental Data:
Net assets, end of period (000)	$60,863
Average net assets (000)	$66,358
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.18	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(e)
Net investment income	.58	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Includes interest expense of 0.03%.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended July 31,
2009(b)		2008(b)	2007(b)	2006(b)	2005(b)

$10.66		$12.70	$11.87	$12.52	$10.92

.13		.16	.12	.11	.05
(1.58)		(1.04)	1.32	.44	1.61

(1.45)		(.88)	1.44	.55	1.66

(.14)		(.17)	(.13)	(.13)	(.06)
(.10)		(.99)	(.48)	(1.07)	—

(.24)		(1.16)	(.61)	(1.20)	(.06)

$8.97		$10.66	$12.70	$11.87	$12.52

(13.43)%		(7.72)%	12.27%	4.65%	15.24%

$67,013		$110,784	$156,676	$171,286	$193,795
$76,425		$139,512	$167,764	$187,321	$184,197

2.23	%(d)	2.14%	1.93%	2.08%	2.07%
1.23	%(d)	1.14%	.93%	1.08%	1.07%
1.46%		1.30%	.97%	.92%	.41%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	79

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.97

Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss) on investment transactions	.62

Total from investment operations	.65

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains	—

Total dividends and distributions	(.10)

Net asset value, end of period	$9.52

Total Return(a)	7.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$67,262
Average net assets (000)	$70,039
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.18	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(e)
Net investment income	.58	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Includes interest expense of 0.03%.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended July 31,
2009(b)		2008(b)	2007(b)	2006(b)	2005(b)

$10.66		$12.70	$11.87	$12.52	$10.92

.12		.16	.12	.11	.05
(1.57)		(1.04)	1.32	.44	1.61

(1.45)		(.88)	1.44	.55	1.66

(.14)		(.17)	(.13)	(.13)	(.06)
(.10)		(.99)	(.48)	(1.07)	—

(.24)		(1.16)	(.61)	(1.20)	(.06)

$8.97		$10.66	$12.70	$11.87	$12.52

(13.43)%		(7.72)%	12.27%	4.65%	15.24%

$68,208		$100,797	$128,243	$123,378	$116,893
$72,815		$119,437	$129,699	$121,100	$108,434

2.23	%(d)	2.14%	1.93%	2.08%	2.07%
1.23	%(d)	1.14%	.93%	1.08%	1.07%
1.45%		1.30%	.97%	.92%	.41%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	81

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended January 31, 2010(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.95

Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss) on investment transactions	.63

Total from investment operations	.66

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains	—

Total dividends and distributions	(.10)

Net asset value, end of period	$9.51

Total Return(b)	7.35%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,808
Average net assets (000)	$1,997
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.18	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(f)
Net investment income	.58	%(f)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Includes interest expense of 0.03%.
(f)	Annualized.

See Notes to Financial Statements.

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Class M
Year Ended July 31,					October 4, 2004(a) through July 31, 2005
2009(c)		2008(c)	2007(c)	2006(c)

$10.64		$12.66	$11.85	$12.49	$11.34

.13		.16	.12	.11	.09
(1.58)		(1.02)	1.30	.45	1.15

(1.45)		(.86)	1.42	.56	1.24

(.14)		(.17)	(.13)	(.13)	(.09)
(.10)		(.99)	(.48)	(1.07)	—

(.24)		(1.16)	(.61)	(1.20)	(.09)

$8.95		$10.64	$12.66	$11.85	$12.49

(13.46)%		(7.58)%	12.21%	4.74%	10.96%

$2,083		$4,709	$8,277	$6,272	$4,233
$2,764		$6,746	$8,529	$5,622	$2,203

2.23	%(e)	2.14%	1.93%	2.08%	2.07	%(f)
1.23	%(e)	1.14%	.93%	1.08%	1.07	%(f)
1.47%		1.29%	.96%	.93%	.54	%(f)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	83

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended January 31, 2010(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.97

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment transactions	.63

Total from investment operations	.68

Less Dividends and Distributions:
Dividends from net investment income	(.12)
Distributions from net realized gains	—

Total dividends and distributions	(.12)

Net asset value, end of period	$9.53

Total Return(b)	7.59%
Ratios/Supplemental Data:
Net assets, end of period (000)	$546
Average net assets (000)	$692
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(d)	1.68	%(g)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(g)
Net investment income	1.09	%(g)

(a)	Commencement of offering new share class.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Includes interest expense of 0.03%.
(g)	Annualized.

See Notes to Financial Statements.

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Class R
Year Ended July 31,					October 4, 2004(a) through July 31, 2005
2009(c)		2008(c)	2007(c)	2006(c)

$10.73		$12.76	$11.93	$12.56	$11.40

.17		.22	.18	.18	.10
(1.60)		(1.05)	1.32	.46	1.19

(1.43)		(.83)	1.50	.64	1.29

(.23)		(.21)	(.19)	(.20)	(.13)
(.10)		(.99)	(.48)	(1.07)	—

(.33)		(1.20)	(.67)	(1.27)	(.13)

$8.97		$10.73	$12.76	$11.93	$12.56

(13.03)%		(7.25)%	12.75%	5.35%	11.39%

$761		$1,950	$3,995	$3,438	$3
$1,024		$3,358	$3,679	$2,872	$3

1.73	%(f)	1.64%	1.43%	1.58%	1.57	%(g)
1.23	%(f)	1.14%	.93%	1.08%	1.07	%(g)
1.97%		1.78%	1.46%	1.42%	1.02	%(g)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	85

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended January 31, 2010(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.97

Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss) on investment transactions	.63

Total from investment operations	.66

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains	—

Total dividends and distributions	(.10)

Net asset value, end of period	$9.53

Total Return(b)	7.33%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,842
Average net assets (000)	$2,062
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.06	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(f)
Net investment income	.68	%(f)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Includes interest expense of 0.03%.
(f)	Annualized.

See Notes to Financial Statements.

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Class X
Year Ended July 31,					October 4, 2004(a) through July 31, 2005
2009(c)		2008(c)	2007(c)	2006(c)

$10.66		$12.69	$11.87	$12.52	$11.34

.13		.16	.12	.12	.09
(1.58)		(1.03)	1.31	.43	1.18

(1.45)		(.87)	1.43	.55	1.27

(.14)		(.17)	(.13)	(.13)	(.09)
(.10)		(.99)	(.48)	(1.07)	—

(.24)		(1.16)	(.61)	(1.20)	(.09)

$8.97		$10.66	$12.69	$11.87	$12.52

(13.43)%		(7.64)%	12.19%	4.65%	11.23%

$2,235		$4,299	$5,617	$4,773	$2,284
$2,858		$5,199	$5,644	$3,571	$1,105

2.21	%(e)	2.08%	1.93%	2.08%	2.07	%(f)
1.23	%(e)	1.14%	.93%	1.08%	1.07	%(f)
1.48%		1.35%	.96%	.96%	.59	%(f)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	87

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.98

Income (loss) from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss) on investment transactions	.62

Total from investment operations	.70

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains	—

Total dividends and distributions	(.14)

Net asset value, end of period	$9.54

Total Return(a)	7.83%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,235
Average net assets (000)	$4,740
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.18	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.18	%(e)
Net investment income	1.58	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Includes interest expense of 0.03%.
(e)	Annualized.

See Notes to Financial Statements.

88	Visit our website at www.prudential.com

Class Z
Year Ended July 31,
2009(b)		2008(b)	2007(b)	2006(b)	2005(b)

$10.74		$12.77	$11.94	$12.58	$10.97

.21		.28	.25	.24	.17
(1.60)		(1.05)	1.31	.44	1.62

(1.39)		(.77)	1.56	.68	1.79

(.27)		(.27)	(.25)	(.25)	(.18)
(.10)		(.99)	(.48)	(1.07)	—

(.37)		(1.26)	(.73)	(1.32)	(.18)

$8.98		$10.74	$12.77	$11.94	$12.58

(12.55)%		(6.78)%	13.30%	5.78%	16.36%

$4,786		$13,558	$14,902	$13,388	$9,329
$8,208		$14,407	$14,168	$12,022	$8,425

1.23	%(d)	1.14%	.93%	1.08%	1.07%
1.23	%(d)	1.14%	.93%	1.08%	1.07%
2.47%		2.30%	1.97%	1.93%	1.41%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	89

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Trustees.

The individuals listed in the table below were elected as trustees of each Fund.* All trustees, with the exception of Mr. Benjamin, served as trustees to each Fund prior to the shareholder meeting.

Trustee	For	Withheld

Kevin J. Bannon	38,787,348.932	533,881.149
Linda W. Bynoe	38,623,117.123	698,112.958
Michael S. Hyland	38,756,047.190	565,182.891
Douglas H. McCorkindale	38,648,810.367	672,419.714
Stephen P. Munn	38,793,581.141	527,648.940
Richard A. Redeker	38,663,000.124	658,229.957
Robin B. Smith	38,619,337.615	701,892.466
Stephen G. Stoneburn	38,678,329.147	542,900.934
Judy A. Rice	38,745,142.908	576,087.173
Scott E. Benjamin	38,744,915.616	576,314.465

*	Results are for all funds within the same investment company.

90	Visit our website at www.prudential.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02116

	NFJ Investment Group L.P.	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Moderate Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PAMGX	DMGBX	PIMGX	N/A	SPMRX	N/A	PDMZX
CUSIP	87612A807	87612A880	87612A872	87612A849	87612A864	87612A831	87612A856

MFSP504E4    0174705-00001-00

JANUARY 31, 2010	SEMIANNUAL REPORT

Target Growth Allocation Fund

OBJECTIVE

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 15, 2010

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Target Growth Allocation Fund.

Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments LLC. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths.

We believe our Target Growth Allocation Fund will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us. Keep in mind that diversification and asset allocation do not assure a profit or protect against a loss in a declining market.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Growth Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.57%; Class B, 2.27%; Class C, 2.27%; Class M, 2.27%; Class R, 2.02%; Class X, 2.27%; Class Z, 1.27%. Net operating expenses apply to: Class A, 1.52%; Class B, 2.27%; Class C, 2.27%; Class M, 2.27%; Class R, 1.77%; Class X, 2.27%; Class Z, 1.27%, after contractual reduction through 11/30/2010 for Class A and Class R shares.

Cumulative Total Returns as of 1/31/10
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	8.59%	32.09%	–0.04%	9.84%	—
Class B	8.09	31.16	–3.73	1.90	—
Class C	8.21	31.11	–3.62	2.02	—
Class M	8.19	31.22	–3.45	N/A	2.83% (10/04/04)
Class R	8.40	31.68	–1.23	N/A	5.38 (10/04/04)
Class X	8.50	32.11	–3.00	N/A	3.40 (10/04/04)
Class Z	8.73	32.44	1.26	12.77	—
Customized Blend[2]	9.52	36.03	5.65	1.94	**
S&P 500 Index[3]	9.87	33.14	0.90	–7.73	***
Lipper Large-Cap Core Funds Average[4]	8.99	33.07	1.54	–0.32	****

Average Annual Total Returns[5] as of 12/31/09
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	17.96%	–0.95%	0.25%	—
Class B	18.99	–0.70	0.08	—
Class C	22.82	–0.56	0.08	—
Class M	17.93	–0.82	N/A	0.96% (10/04/04)
Class R	24.41	–0.06	N/A	1.73 (10/04/04)
Class X	18.76	–0.88	N/A	1.07 (10/04/04)
Class Z	25.12	0.43	1.09	—
Customized Blend[2]	29.09	1.37	0.13	**
S&P 500 Index[3]	26.47	0.42	–0.95	***
Lipper Large-Cap Core Funds Average[4]	27.14	0.47	–0.47	****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception returns are provided for any share class with less than 10 calendar years of returns.

2The Customized Benchmark for Target Growth Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000® Index (80%) and the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) (20%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE ND Index is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that net dividends version does not reflect the impact of the maximum withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in an index.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed.

4The Lipper Large-Cap Core Funds Average (Lipper Average) represents funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase, Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/10 is 14.52% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/09 is 3.37% for Classes M, R, and X.

***S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/10 is 7.52% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/09 is 2.10% for Classes M, R, and X.

****Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/10 is 8.36% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/09 is 2.14% for Classes M, R, and X.

Target Asset Allocation Funds/Target Growth Allocation Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Fund objective

The investment objective of the Target Growth Allocation Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

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Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2010, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Growth Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

Investors cannot invest directly in an index.

Target Asset Allocation Funds/Target Growth Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2009, at the beginning of the period, and held through the six-month period ended January 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Growth Allocation Fund		Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,085.90	1.52%	$7.99
	Hypothetical	$1,000.00	$1,017.54	1.52%	$7.73

Class B	Actual	$1,000.00	$1,080.90	2.27%	$11.91
	Hypothetical	$1,000.00	$1,013.76	2.27%	$11.52

Class C	Actual	$1,000.00	$1,082.10	2.27%	$11.91
	Hypothetical	$1,000.00	$1,013.76	2.27%	$11.52

Class M	Actual	$1,000.00	$1,081.90	2.27%	$11.91
	Hypothetical	$1,000.00	$1,013.76	2.27%	$11.52

Class R	Actual	$1,000.00	$1,084.00	1.77%	$9.30
	Hypothetical	$1,000.00	$1,016.28	1.77%	$9.00

Class X	Actual	$1,000.00	$1,085.00	1.52%	$7.99
	Hypothetical	$1,000.00	$1,017.54	1.52%	$7.73

Class Z	Actual	$1,000.00	$1,087.30	1.27%	$6.68
	Hypothetical	$1,000.00	$1,018.80	1.27%	$6.46

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2010, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Target Asset Allocation Funds/Target Growth Allocation Fund	7

Portfolio of Investments

as of January 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.3%
COMMON STOCKS 96.2%

Aerospace & Defense 3.1%
1,800	AAR Corp.*	$41,706
1,500	Boeing Co. (The)	90,900
14,710	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	312,293
6,200	Finmeccanica SpA (Italy)	85,932
26,100	General Dynamics Corp.	1,744,785
3,070	Goodrich Corp.	190,064
5,500	Hexcel Corp.*	60,500
1,700	Honeywell International, Inc.	65,688
6,900	Lockheed Martin Corp.	514,188
31,700	Meggitt PLC (United Kingdom)	130,568
1,325	Moog, Inc. (Class A Stock)*	39,988
2,600	MTU Aero Engines Holding AG (Germany)	134,509
15,000	Northrop Grumman Corp.	849,000
10,000	Safran SA (France)	195,300
900	Teledyne Technologies, Inc.*	33,534
1,800	Thales SA (France)	81,576
475	TransDigm Group, Inc.	22,928
15,864	United Technologies Corp.	1,070,503

		5,663,962

Air Freight & Couriers 0.1%
2,200	FedEx Corp.	172,370

Air Freight & Logistics
2,400	TNT NV (Netherlands)	68,900

Airlines 0.2%
119,300	Air New Zealand Ltd. (New Zealand)	107,989
4,900	Deutsche Lufthansa AG (Germany)	78,586
34,800	Qantas Airways Ltd. (Australia)	87,432

		274,007

Apparel & Textile 0.1%
2,125	Hanesbrands, Inc.*	48,811
1,475	Wolverine World Wide, Inc.	39,014

		87,825

Apparel Manufacturers
450	Carter’s, Inc.*	11,637

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	9

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Auto Components 0.1%
6,600	Johnson Controls, Inc.	$183,678

Auto Parts & Equipment 0.1%
7,060	American Axle & Manufacturing Holdings, Inc.*	66,011
5,800	Keihin Corp. (Japan)	90,214
4,500	Nifco, Inc. (Japan)	98,361

		254,586

Automobile Manufacturers 0.4%
18,732	Ford Motor Co.*	203,055
2,001	Hyundai Motor Co. (South Korea)	194,631
2,000	Nissan Shatai Co. Ltd. (Japan)	17,039
9,300	Toyota Motor Corp. (Japan)	359,575

		774,300

Automobiles 0.2%
13,600	Harley-Davidson, Inc.	309,264

Automotive Parts 0.1%
675	Autoliv, Inc.	28,897
200	Georg Fischer AG (Switzerland)*	53,645
17,500	Yokohama Rubber Co. Ltd. (The) (Japan)	66,498

		149,040

Banks 0.9%
7,100	Banco Espanol De Credito SA (Spain)	82,200
1,784	FirstMerit Corp.	36,554
49,000	Fukuoka Financial Group, Inc. (Japan)	179,682
3,566	Julius Baer Group Ltd. (Switzerland)	118,541
56,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	290,345
51,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	132,211
4,390	Northern Trust Corp.	221,783
19,000	Oversea-Chinese Banking Corp. Ltd. (Singapore)	110,656
13,787	Standard Chartered PLC (United Kingdom)	317,564
1,100	SunTrust Banks, Inc.	26,763
784	UMB Financial Corp.	30,976
1,400	United Bankshares, Inc.	34,860

		1,582,135

See Notes to Financial Statements.

10	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Beverages 0.9%
1,780	Anheuser-Busch InBev NV, ADR (Belgium)*	$88,626
5,130	Coca-Cola Co. (The)	278,302
10,900	Greene King PLC (United Kingdom)	77,159
2,900	Heineken NV (Netherlands)	143,081
4,600	Molson Coors Brewing Co. (Class B Stock)	193,200
12,163	PepsiCo, Inc.	725,158
8,728	SABMiller PLC (United Kingdom)	237,352

		1,742,878

Biotechnology 1.4%
8,539	Amgen, Inc.*	499,361
480	Bio-Rad Laboratories, Inc. (Class A Stock)*	44,726
1,100	Biogen Idec, Inc.*	59,114
2,480	Celgene Corp.*	140,815
3,090	Genzyme Corp.*	167,664
30,005	Gilead Sciences, Inc.*	1,448,341
1,030	Millipore Corp.*	71,039
1,711	Regeneron Pharmaceuticals, Inc.*	45,615
2,501	Seattle Genetics, Inc.*	25,810

		2,502,485

Broadcasting 0.1%
27,226	British Sky Broadcasting Group PLC (United Kingdom)	230,560

Building Materials 0.1%
35,000	Sanwa Holdings Corp. (Japan)	96,161

Building Materials & Construction 0.2%
3,801	Lafarge SA (France)	281,175

Business Services 1.2%
2,630	ICON PLC, ADR (Ireland)*	65,329
8,059	MasterCard, Inc. (Class A Stock)	2,013,944
1,300	URS Corp.*	58,344
5,210	Verisk Analytics, Inc. (Class A Stock)*	146,506

		2,284,123

Capital Markets 1.6%
3,525	Apollo Investment Corp.	36,307
2,550	Ares Capital Corp.	31,365

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	11

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
17,175	E*Trade Financial Corp.*	$26,106
2,400	Fifth Street Finance Corp.	26,280
16,101	Goldman Sachs Group, Inc. (The)	2,394,541
4,850	MF Global Holdings Ltd.*	31,768
8,000	Morgan Stanley	214,240
5,800	State Street Corp.	248,704

		3,009,311

Chemicals 3.8%
4,312	Air Products & Chemicals, Inc.	327,540
900	Airgas, Inc.	38,034
600	Ashland, Inc.	24,246
3,400	BASF SE (Germany)	193,425
2,700	Celanese Corp. (Class A Stock)	78,570
10,600	Clariant AG (Switzerland)*	116,339
54,590	Dow Chemical Co. (The)	1,478,843
2,200	Ecolab, Inc.	96,580
14,717	Huntsman Corp.	179,400
20,500	Kingboard Chemical Holdings Ltd. (Cayman Islands)	87,926
4,600	Koninklijke DSM NV (Netherlands)	214,396
4,360	Monsanto Co.	330,837
15,000	Nippon Shokubai Co. Ltd. (Japan)	133,440
7,447	Potash Corp. of Saskatchewan, Inc. (Canada)	739,859
20,284	PPG Industries, Inc.	1,190,265
18,990	Praxair, Inc.	1,430,327
2,450	Scotts Miracle-Gro Co. (The) (Class A Stock)	97,265
1,425	Sensient Technologies Corp.	36,979
1,000	Solvay SA (Belgium)	99,109
3,610	Terra Industries, Inc.	114,076
1,900	Valspar Corp.	50,312

		7,057,768

Clothing & Apparel 1.0%
28,732	NIKE, Inc. (Class B Stock)	1,831,665

Commercial Banks 3.2%
1,275	BancorpSouth, Inc.	29,172
14,600	Bank of Ireland (Ireland)*	26,487
6,300	Bank of New York Mellon Corp. (The)	183,267
1,125	Danvers Bancorp, Inc.	15,345
19,753	Fifth Third Bancorp	245,727

See Notes to Financial Statements.

12	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
8,629	HSBC Holdings PLC, ADR (United Kingdom)	$461,738
43,761	Intesa Sanpaolo SpA (Italy)*	166,582
19,212	PNC Financial Services Group, Inc.	1,064,921
1,325	Prosperity Bancshares, Inc.	53,424
36,300	Regions Financial Corp.	230,505
1,100	Societe Generale (France)	63,643
425	Territorial Bancorp, Inc.*	7,948
1,799	Trustmark Corp.	41,017
775	United Financial Bancorp, Inc.	10,184
500	Verwaltungs und Privat Bank AG (Liechtenstein)	53,168
112,414	Wells Fargo & Co.	3,195,930

		5,849,058

Commercial Services 0.3%
12,900	Davis Service Group PLC (United Kingdom)	82,956
5,125	GEO Group, Inc. (The)*	94,813
2,160	Moody’s Corp.	59,594
3,345	Sotheby’s	77,738
4,830	Waste Connections, Inc.*	155,381

		470,482

Commercial Services & Supplies 0.3%
3,260	Coinstar, Inc.*	84,206
3,337	Monster Worldwide, Inc.*	52,024
15,363	Waste Management, Inc.	492,384

		628,614

Communication Equipment 0.1%
4,370	Juniper Networks, Inc.*	108,507

Computer Hardware 1.6%
14,916	Apple, Inc.*	2,865,662
8,171	Logitech International SA (Switzerland)*	138,021
1,073	Radiant Systems, Inc.*	12,393

		3,016,076

Computer Services & Software 1.3%
6,620	Accenture PLC (Class A Stock) (Ireland)	271,354
3,670	Cognizant Technology Solutions Corp. (Class A Stock)*	160,232
4,396	Compellent Technologies, Inc.*	87,392

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	13

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computer Services & Software (cont’d.)
58,281	EMC Corp.*	$971,544
1,700	Global Payments, Inc.	75,650
4,219	Informatica Corp.*	99,948
4,700	Itochu Techno-Solutions Corp. (Japan)	142,461
5,989	Netezza Corp.*	54,440
2,359	Riverbed Technology, Inc.*	52,889
8,071	SAP AG (Germany)	368,654
4,400	Tieto Oyj (Finland)	97,936

		2,382,500

Computers & Peripherals 1.9%
25,773	Hewlett-Packard Co.	1,213,135
17,927	International Business Machines Corp.	2,194,086
1,275	QLogic Corp.*	21,917

		3,429,138

Conglomerates 0.1%
5,600	Mitsubishi Corp. (Japan)	135,680

Construction 0.2%
700	Ciments Francais SA (France)	68,544
13,100	COMSYS Holdings Corp. (Japan)	130,180
21,300	Downer EDI Ltd. (Australia)	156,586
900	Granite Construction, Inc.	27,792
1,100	Meritage Homes Corp.*	24,629

		407,731

Consumer Finance 0.7%
29,852	American Express Co.	1,124,226
5,700	Capital One Financial Corp.	210,102
1,550	First Cash Financial Services, Inc.*	35,387

		1,369,715

Consumer Products & Services 0.8%
8,640	Avon Products, Inc.	260,410
3,590	Colgate-Palmolive Co.	287,308
59,700	Pacific Brands Ltd. (Australia)*	58,095
4,000	Procter & Gamble Co. (The)	246,200
6,862	Reckitt Benckiser Group PLC (United Kingdom)	355,722
4,318	Ritchie Bros. Auctioneers, Inc. (Canada)	90,764

See Notes to Financial Statements.

14	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Consumer Products & Services (cont’d.)
1,100	Snap-on, Inc.	$44,968
1,200	Toro Co. (The)	46,740
2,796	Vitamin Shoppe, Inc.*	58,716

		1,448,923

Containers & Packaging 0.1%
19,500	Amcor Ltd. (Australia)	101,607
2,200	Packaging Corp. of America	48,510

		150,117

Cosmetics & Toiletries 0.1%
9,200	Natura Cosmeticos SA (Brazil)	165,649

Distribution/Wholesale 0.3%
44,800	Marubeni Corp. (Japan)	261,559
17,100	Sumitomo Corp. (Japan)	193,041
700	Watsco, Inc.	33,572

		488,172

Diversified Consumer Services
2,400	Regis Corp.	38,232

Diversified Financial Services 3.4%
120,836	Bank of America Corp.	1,834,291
33,520	BM&FBOVESPA SA (Brazil)	226,371
4,159	Broadpoint Gleacher Securities, Inc.*	16,844
43,100	Challenger Financial Services Group Ltd. (Australia)	155,945
131,007	Citigroup, Inc.*	434,943
2,706	Duff & Phelps Corp. (Class A Stock)	43,946
2,400	Fuyo General Lease Co. Ltd. (Japan)	54,506
86,099	JPMorgan Chase & Co.	3,352,695
1,300	Macquarie Group Ltd. (Australia)	57,686
1,627	optionsXpress Holdings, Inc.	23,348
15,100	Tullett Prebon PLC (United Kingdom)	73,660

		6,274,235

Diversified Manufacturing 0.1%
12,600	IMI PLC (United Kingdom)	109,425
23,200	Tomkins PLC (United Kingdom)	69,421

		178,846

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	15

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Operations 0.2%
3,454	LVMH Moet Hennessy Louis Vuitton SA (France)	$376,331
5,000	Mitsui & Co. Ltd. (Japan)	73,783

		450,114

Diversified Telecommunication Services 1.1%
36,966	AT&T, Inc.	937,458
10,200	CenturyTel, Inc.	346,902
27,251	Verizon Communications, Inc.	801,724

		2,086,084

Education 0.1%
3,250	DeVry, Inc.	198,445

Electric 0.5%
9,260	AES Corp. (The)*	116,954
11,136	E.ON AG (Germany)	409,665
1,700	RWE AG (Germany)	150,824
6,584	Southern Co. (The)	210,688

		888,131

Electric Utilities 1.0%
21,400	Edison International	713,048
32,200	Enel SpA (Italy)	173,102
14,900	Exelon Corp.	679,738
6,600	FPL Group, Inc.	321,816

		1,887,704

Electrical Equipment 0.3%
8,190	Emerson Electric Co.	340,213
850	General Cable Corp.*	24,735
7,187	GrafTech International Ltd.*	90,269
475	Smith (A.O.) Corp.	20,225

		475,442

Electronic Components & Equipment 0.8%
2,571	A123 Systems, Inc.*	41,085
3,560	Broadcom Corp. (Class A Stock)*	95,123
1,900	Checkpoint Systems, Inc.*	30,476
2,891	Coherent, Inc.*	85,805

See Notes to Financial Statements.

16	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Components & Equipment (cont’d.)
3,370	Cooper Industries PLC (Class A Stock) (Ireland)	$144,573
3,332	DTS, Inc.*	94,296
2,504	Fanuc Ltd. (Japan)	240,233
3,300	FLIR Systems, Inc.*	97,614
608	Samsung Electronics Co. Ltd., GDR, 144A (South Korea)	205,153
9,500	Spectris PLC (United Kingdom)	115,410
4,437	Universal Electronics, Inc.*	105,467
4,587	Vestas Wind Systems A/S (Denmark)*	241,269
600	Vossloh AG (Germany)	61,293

		1,557,797

Electronic Equipment & Instruments 0.4%
960	Itron, Inc.*	59,078
26,795	Tyco Electronics Ltd. (Switzerland)	666,660

		725,738

Energy Equipment & Services 0.9%
5,000	Diamond Offshore Drilling, Inc.	457,650
34,071	Halliburton Co.	995,214
3,875	Key Energy Services, Inc.*	37,471
950	Oil States International, Inc.*	34,998
1,258	Unit Corp.*	57,289

		1,582,622

Entertainment & Leisure 0.9%
3,007	Bally Technologies, Inc.*	119,288
9,523	Carnival Corp. (Panama)*	317,402
9,115	Carnival PLC (United Kingdom)	327,699
5,640	DreamWorks Animation SKG, Inc. (Class A Stock)*	219,622
10,950	International Game Technology	200,823
1,700	Life Time Fitness, Inc.*	40,715
5,250	Royal Caribbean Cruises Ltd. (Liberia)*	136,972
46,000	Sands China Ltd. (Canada)*	65,054
7,330	Shuffle Master, Inc.*	65,164
22,500	Tabcorp Holdings Ltd. (Australia)	139,930
24,000	Thomas Cook Group PLC (United Kingdom)	86,656

		1,719,325

Equipment Services 0.1%
5,200	Kyoei Steel Ltd. (Japan)	93,383

Exchange Traded Fund
525	iShares Russell 2000 Value Index Fund	29,626

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	17

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Farming & Agriculture 0.1%
47,200	AWB Ltd. (Australia)*	$44,261
116,366	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	114,508

		158,769

Financial - Bank & Trust 1.7%
3,650	Astoria Financial Corp.	48,180
16,600	Banco Bilbao Vizcaya Argentaria SA (Spain)	253,043
23,300	Banco Santander SA (Spain)	332,746
35,000	Barclays PLC (United Kingdom)	149,590
6,100	BNP Paribas (France)	435,766
23,500	Bradford & Bingley PLC (United Kingdom)*	—
5,230	Charles Schwab Corp. (The)	95,657
122,583	China Merchants Bank Co. Ltd. (Class H Stock) (China)	285,145
5,800	Credit Agricole SA (France)	90,920
1,700	Credit Suisse Group AG (Switzerland)	73,537
3,200	Danske Bank A/S (Denmark)*	76,011
7,100	Deutsche Bank AG (Germany)	433,109
3,400	Dexia NV/SA (Belgium)*	21,021
93,900	Mizuho Financial Group, Inc. (Japan)	182,047
10,249	National Bank of Greece SA (Greece)*	224,034
2,806	Northwest Bancshares, Inc.	32,858
6,300	Sumitomo Mitsui Financial Group, Inc. (Japan)	204,847
10,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	55,725
2,900	Svenska Handelsbanken AB (Class A Stock) (Sweden)	75,564

		3,069,800

Financial Services 2.5%
2,000	Associated Banc-Corp.	25,440
540	CME Group, Inc.	154,883
8,800	DnB NOR ASA (Norway)*	99,374
2,000	Eaton Vance Corp.	57,620
4,590	First Commonwealth Financial Corp.	26,897
1,640	Franklin Resources, Inc.	162,409
6,500	Hitachi Capital Corp. (Japan)	87,060
18,710	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	318,824
551,600	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	404,964
10,900	Irish Life & Permanent Group Holdings PLC (Ireland)*	46,412
2,400	Jefferies Group, Inc.*	61,296
1,800	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	269,550
82,000	Noble Group Ltd. (Bermuda)	167,936

See Notes to Financial Statements.

18	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Financial Services (cont’d.)
2,550	Raymond James Financial, Inc.	$64,541
500	Student Loan Corp. (The)	22,650
52,750	U.S. Bancorp	1,322,970
15,730	Visa, Inc. (Class A Stock)	1,290,332
5,790	Western Union Co. (The)	107,347

		4,690,505

Food 1.1%
11,800	Dairy Crest Group PLC (United Kingdom)	63,535
1,400	Danisco A/S (Denmark)	97,539
2,600	Delhaize Group SA (Belgium)	203,812
120	Golden Agri-Resources Ltd. (Mauritius)*	44
88,500	Goodman Fielder Ltd. (Australia)	122,135
34,870	Marston’s PLC (United Kingdom)	48,795
32,360	Metcash Ltd. (Australia)	121,666
23,655	Nestle SA (Switzerland)	1,121,288
46,600	Northern Foods PLC (United Kingdom)	46,166
2,300	Suedzucker AG (Germany)	53,285
17,300	Tate & Lyle PLC (United Kingdom)	109,079

		1,987,344

Food & Drug Retailing 0.2%
10,000	CVS Caremark Corp.	323,700

Food & Staples Retailing 0.9%
5,181	BJ’s Restaurants, Inc.*	109,526
35,000	Safeway, Inc.	785,750
14,721	Wal-Mart Stores, Inc.	786,543

		1,681,819

Food Products 0.2%
15,800	ConAgra Foods, Inc.	359,292

Foods 0.3%
2,600	Casino Guichard Perrachon SA (France)	213,332
5,514	Kellogg Co.	300,072
1,400	Nutreco Holding NV (Netherlands)	74,270

		587,674

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	19

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hand/Machine Tools
1,640	Regal-Beloit Corp.	$77,736

Healthcare Equipment & Supplies 0.6%
5,730	Baxter International, Inc.	329,991
3,845	Cutera, Inc.*	33,951
13,150	Medtronic, Inc.	564,003
850	Teleflex, Inc.	48,586
5,391	Thoratec Corp.*	152,835
475	West Pharmaceutical Services, Inc.	17,257

		1,146,623

Healthcare Products 0.5%
14,790	Covidien PLC (Ireland)	747,782
2,980	Inverness Medical Innovations, Inc.*	120,303

		868,085

Healthcare Providers & Services 0.8%
2,448	Amedisys, Inc.*	134,518
10,900	Cardinal Health, Inc.	360,463
6,200	CIGNA Corp.	209,374
2,260	Express Scripts, Inc.*	189,524
5,758	Lincare Holdings, Inc.*	212,009
1,905	MEDNAX, Inc.*	108,318
6,468	UnitedHealth Group, Inc.	213,444

		1,427,650

Healthcare Services 0.4%
1,390	Addus HomeCare Corp.*	12,274
1,700	AMERIGROUP Corp.*	43,265
6,000	Astellas Pharma, Inc. (Japan)	222,013
3,142	Centene Corp.*	60,483
1,000	Covance, Inc.*	58,110
2,534	Genoptix, Inc.*	82,507
2,000	Healthways, Inc.*	34,120
7,700	Patterson Cos., Inc.*	219,912
2,338	Psychiatric Solutions, Inc.*	51,553

		784,237

See Notes to Financial Statements.

20	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Home Furnishings 0.1%
1,900	SEB SA (France)	$123,370

Hotels, Restaurants & Leisure 1.8%
854	Choice Hotels International, Inc.	27,106
1,200	International Speedway Corp. (Class A Stock)	30,852
44,214	McDonald’s Corp.	2,760,280
9,070	Wynn Resorts Ltd.	561,252

		3,379,490

Household Durables 0.1%
6,000	Fortune Brands, Inc.	249,420

Household Products 0.3%
2,260	Church & Dwight Co., Inc.	136,255
5,400	Kimberly-Clark Corp.	320,706

		456,961

Independent Power Producers & Energy Traders 0.1%
23,500	Drax Group PLC (United Kingdom)	153,750

Industrial Conglomerates 0.8%
6,030	3M Co.	485,355
31,225	General Electric Co.	502,098
14,759	Tyco International Ltd. (Switzerland)	522,911

		1,510,364

Industrial Products 0.2%
1,500	Harsco Corp.	44,640
21,200	Kurabo Industries Ltd. (Japan)	33,116
2,050	Precision Castparts Corp.	215,762

		293,518

Insurance 3.8%
3,841	ACE Ltd. (Switzerland)*	189,246
8,990	Aflac, Inc.	435,386
2,800	Allianz SE (Germany)	310,032
23,300	Allstate Corp. (The)	697,369
1,075	Aspen Insurance Holdings Ltd. (Bermuda)	28,627
1,575	Assured Guaranty Ltd. (Bermuda)	35,689
10,500	Aviva PLC (United Kingdom)	64,304

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	21

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
2,100	Baloise Holding AG (Switzerland)	$174,111
45,100	Beazley PLC (United Kingdom)	75,217
25,300	Brit Insurance Holdings NV (United Kingdom)	74,997
5,750	Conseco, Inc.*	27,370
1,775	Delphi Financial Group, Inc. (Class A Stock)	35,944
22,000	Genworth Financial, Inc. (Class A Stock)*	304,480
1,325	Hanover Insurance Group, Inc. (The)	56,206
2,112	HCC Insurance Holdings, Inc.	57,235
23,100	ING Groep NV, ADR (Netherlands)*	216,323
56,600	Legal & General Group PLC (United Kingdom)	67,989
23,644	Lincoln National Corp.	581,169
4,900	Loews Corp.	175,273
7,000	Marsh & McLennan Cos., Inc.	150,920
38,946	MetLife, Inc.	1,375,573
99,800	Old Mutual PLC (United Kingdom)*	164,536
2,600	Protective Life Corp.	43,810
1,400	Reinsurance Group of America, Inc.	68,208
4,100	SCOR SE (France)	94,990
1,400	State Auto Financial Corp.	21,994
2,200	Swiss Reinsurance Co. Ltd. (Switzerland)	95,106
12,592	Travelers Cos., Inc. (The)	638,037
1,300	United Fire & Casualty Co.	21,866
5,900	Unum Group	115,463
18,500	XL Capital Ltd. (Class A Stock) (Cayman Islands)	310,245
1,200	Zurich Financial Services AG (Switzerland)	255,135

		6,962,850

Internet 0.7%
10,267	Amazon.com, Inc.*	1,287,584

Internet Services 1.9%
1,700	Digital River, Inc.*	42,721
4,359	Google, Inc. (Class A Stock)*	2,307,742
30,075	Intel Corp.	583,455
2,362	priceline.com, Inc.*	461,417
10,869	TIBCO Software, Inc.*	97,386

		3,492,721

Internet Software & Services 1.3%
2,354	Baidu, Inc., ADR (Cayman Islands)*	969,165
2,460	Check Point Software Technologies Ltd. (Israel)*	78,671

See Notes to Financial Statements.

22	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
34,632	Oracle Corp.	$798,614
6,000	VeriSign, Inc.*	137,460
26,140	Yahoo!, Inc.*	392,361

		2,376,271

IT Services 0.1%
850	CACI International, Inc. (Class A Stock)*	40,775
50,600	Logica PLC (United Kingdom)	94,348
1,650	Nice Systems Ltd., ADR (Israel)*	48,031
3,675	SRA International, Inc. (Class A Stock)*	63,283

		246,437

Life Science Tools & Services 0.1%
5,673	Thermo Fisher Scientific, Inc.*	261,809

Machinery 0.8%
2,425	Actuant Corp. (Class A Stock)	40,667
4,780	Bucyrus International, Inc.	250,377
7,600	Cummins, Inc.	343,216
900	Kaydon Corp.	29,421
625	Lincoln Electric Holdings, Inc.	30,519
325	Lindsay Corp.	13,078
375	Nordson Corp.	21,203
18,045	PACCAR, Inc.	650,161
300	Rieter Holding AG (Switzerland)*	79,835
700	Robbins & Myers, Inc.	15,554
300	Valmont Industries, Inc.	20,838

		1,494,869

Machinery & Equipment 0.7%
9,644	BHP Billiton Ltd. (Australia)	336,144
5,487	BHP Billiton Ltd., ADR (Australia)	380,633
4,014	Caterpillar, Inc.	209,691
3,292	Deere & Co.	164,436
7,000	Kyowa Exeo Corp. (Japan)	61,807
1,600	Rheinmetall AG (Germany)	101,942

		1,254,653

Machinery - Construction & Mining 0.2%
21,563	Komatsu Ltd. (Japan)	434,772

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	23

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Manufacturing 0.2%
6,040	Danaher Corp.	$430,954

Media 1.5%
13,400	CBS Corp. (Class B Stock)	173,262
30,400	Comcast Corp. (Special Class A Stock)	460,256
11,930	DIRECTV (Class A Stock)*	362,076
7,440	Discovery Communications, Inc. (Class A Stock)*	220,670
1,900	Lagardere SCA (France)	73,621
6,920	McGraw-Hill Cos., Inc. (The)	245,314
12,698	Pearson PLC (United Kingdom)	179,814
2,400	Regal Entertainment Group (Class A Stock)	35,448
200	Thomson Reuters Corp. (Canada)	6,679
3,300	Time Warner Cable, Inc.	143,847
10,000	Time Warner, Inc.	274,500
16,190	Walt Disney Co. (The)	478,415
900	Wiley, (John) & Sons, Inc. (Class A Stock)	37,575

		2,691,477

Medical Supplies & Equipment 0.5%
21,948	Boston Scientific Corp.*	189,411
5,000	Fresenius Medical Care AG & Co. KGaA (Germany)	253,434
1,305	Quality Systems, Inc.	67,259
19,100	Smith & Nephew PLC (United Kingdom)	192,145
3,730	St. Jude Medical, Inc.*	140,733
2,135	Vital Images, Inc.*	30,360

		873,342

Metals & Mining 1.5%
18,000	BHP Billiton PLC, ADR (United Kingdom)	1,054,440
23,600	BlueScope Steel Ltd. (Australia)	54,700
8,600	Boliden AB (Sweden)	114,933
8,784	Freeport-McMoRan Copper & Gold, Inc.	585,805
2,505	Northwest Pipe Co.*	59,919
3,900	Nucor Corp.	159,120
3,300	Rautaruukki Oyj (Finland)	67,554
4,790	Southern Copper Corp.	127,558
2,640	Teck Resources Ltd. (Class B Stock) (Canada)*	86,645
2,275	Thompson Creek Metals Co., Inc. (Canada)*	26,390
3,300	ThyssenKrupp AG (Germany)	104,329
2,000	Timken Co.	44,820

See Notes to Financial Statements.

24	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
6,584	United States Steel Corp.	$292,527
200	Walter Energy, Inc.	12,984

		2,791,724

Miscellaneous Manufacturing
9,900	AGFA-Gevaert NV (Belgium)*	71,550

Multi-Line Insurance 0.2%
16,900	AXA SA (France)	347,985

Multi-Line Retail 0.2%
13,900	JC Penney Co., Inc.	345,137

Multi-Utilities 0.3%
5,100	Dominion Resources, Inc.	191,046
7,806	Public Service Enterprise Group, Inc.	238,786
4,000	Wisconsin Energy Corp.	195,760

		625,592

Office Electronics 0.2%
46,000	Xerox Corp.	401,120

Office Equipment 0.1%
6,800	Oce NV (Netherlands)*	81,583
6,000	Ricoh Co. Ltd. (Japan)	86,013

		167,596

Oil & Gas 0.9%
2,012	Brigham Exploration Co.*	26,237
17,160	Cairn Energy PLC (United Kingdom)*	88,446
21,300	Centrica PLC (United Kingdom)	91,441
12,584	Hess Corp.	727,229
5,300	Statoil ASA (Norway)	118,940
2,000	Total SA (France)	115,587
8,217	Total SA, ADR (France)	473,217

		1,641,097

Oil, Gas & Consumable Fuels 9.2%
2,373	Air Liquide SA (France)	251,689
16,293	Anadarko Petroleum Corp.	1,039,168
13,328	Apache Corp.	1,316,407

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	25

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
900	Arena Resources, Inc.*	$34,506
85,460	BP PLC (United Kingdom)	797,341
2,300	Cabot Oil & Gas Corp.	88,021
3,910	Canadian Natural Resources Ltd. (Canada)	249,574
15,000	Chesapeake Energy Corp.	371,700
20,623	Chevron Corp.	1,487,331
210,699	CNOOC Ltd. (Hong Kong)	299,605
900	Concho Resources, Inc.*	40,383
20,800	ConocoPhillips	998,400
500	Core Laboratories NV (Netherlands)	58,475
16,200	Cosmo Oil Co. Ltd. (Japan)	35,356
8,700	ENI SpA (Italy)	202,200
9,879	EOG Resources, Inc.	893,259
10,974	Exxon Mobil Corp.	707,055
1,550	GMX Resources, Inc.*	16,415
2,655	Lufkin Industries, Inc.	168,274
15,000	Marathon Oil Corp.	447,150
29,500	Nippon Oil Corp. (Japan)	138,243
3,080	Noble Energy, Inc.	227,735
8,100	Norsk Hydro ASA (Norway)*	58,744
13,439	Occidental Petroleum Corp.	1,052,811
1,200	ONEOK, Inc.	50,628
20,629	Petroleo Brasileiro SA, ADR (Brazil)	836,919
6,800	Repsol YPF SA (Spain)	160,645
19,300	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	513,403
15,000	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	800,700
8,603	Schlumberger Ltd. (Netherlands)	545,946
1,000	South Jersey Industries, Inc.	38,330
2,490	Southwestern Energy Co.*	106,771
1,700	St. Mary Land & Exploration Co.	54,468
1,700	Swift Energy Co.*	42,602
27,396	Transocean Ltd. (Switzerland)*	2,321,537
21,200	Valero Energy Corp.	390,504
1,300	WGL Holdings, Inc.	41,249
1,055	Whiting Petroleum Corp.*	70,221

		16,953,765

Paper & Forest Products 0.1%
42,200	DS Smith PLC (United Kingdom)	73,313
1,800	Louisiana-Pacific Corp.*	12,798
7,700	Svenska Cellulosa AB SCA (Class B Stock) (Sweden)	103,738

		189,849

See Notes to Financial Statements.

26	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals 7.4%
43,618	Abbott Laboratories	$2,309,137
2,380	Allergan, Inc.	136,850
6,315	American Medical Systems Holdings, Inc.*	121,248
7,200	AstraZeneca PLC (United Kingdom)	334,196
4,190	BioMarin Pharmaceutical, Inc.*	81,412
28,452	Bristol-Myers Squibb Co.	693,091
1,044	Cubist Pharmaceuticals, Inc.*	21,392
23,400	Eli Lilly & Co.	823,680
19,300	GlaxoSmithKline PLC (United Kingdom)	375,616
5,500	H. Lundbeck A/S (Denmark)	102,676
1,309	Herbalife Ltd. (Cayman Islands)	50,855
21,620	Johnson & Johnson	1,359,033
1,000	Kyorin Co. Ltd. (Japan)	14,513
3,250	Mead Johnson Nutrition Co. (Class A Stock)	146,997
4,930	Medco Health Solutions, Inc.*	303,096
56,448	Merck & Co., Inc.	2,155,185
11,567	Novartis AG (Switzerland)	619,007
5,392	Novo Nordisk A/S (Class B Stock) (Denmark)	364,825
1,702	Onyx Pharmaceuticals, Inc.*	48,949
83,934	Pfizer, Inc.	1,566,208
2,400	Pharmaceutical Product Development, Inc.	56,064
1,573	Roche Holding AG (Switzerland)	263,904
5,600	Sanofi-Aventis SA (France)	414,089
1,740	Shire PLC, ADR (United Kingdom)	103,704
42,800	Sinopharm Group Co. (Class H Stock) (China)*	161,521
6,000	Takeda Pharmaceutical Co. Ltd. (Japan)	263,890
13,614	Teva Pharmaceutical Industries Ltd., ADR (Israel)	772,186
2,558	Vivus, Inc.*	21,615

		13,684,939

Professional Services
1,200	Towers Watson & Co. (Class A Stock)	52,356

Real Estate
7,625	Chimera Investment Corp.	29,890
525	Jones Lang LaSalle, Inc.	29,930
3,625	MFA Financial, Inc.	26,680

		86,500

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	27

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts 0.9%
30,500	Annaly Capital Management, Inc.	$530,090
4,390	AvalonBay Communities, Inc.	336,318
2,853	Boston Properties, Inc.	185,074
3,446	DiamondRock Hospitality Co.*	28,049
1,900	First Potomac Realty Trust	25,840
1,050	Government Properties Income Trust	24,371
1,325	LaSalle Hotel Properties	26,699
4,200	Medical Properties Trust, Inc.	42,042
2,908	Redwood Trust, Inc.	41,584
2,000	Simon Property Group, Inc.	144,000
3,917	Vornado Realty Trust	253,352

		1,637,419

Restaurants
1,550	Brinker International, Inc.	25,296

Retail 0.4%
6,400	Aoyama Trading Co. Ltd. (Japan)	89,053
5,526	Genesco, Inc.*	130,303
32,800	Home Retail Group PLC (United Kingdom)	133,180
72,564	Kingfisher PLC (United Kingdom)	244,428
2,900	Tsuruha Holdings, Inc. (Japan)	108,591

		705,555

Retail & Merchandising 2.2%
16,461	Best Buy Co., Inc.	603,296
850	BJ’s Wholesale Club, Inc.*	28,722
5,399	Cash America International, Inc.	202,948
4,400	Circle K Sunkus Co. Ltd. (Japan)	57,081
4,280	Lowe’s Cos., Inc.	92,662
8,020	Nordstrom, Inc.	277,011
2,700	Rallye SA (France)	95,037
900	School Specialty, Inc.*	19,881
4,300	Shimachu Co. Ltd. (Japan)	87,796
2,000	Sonic Corp.*	16,860
27,928	Staples, Inc.	655,191
590	Starbucks Corp.*	12,856
16,336	Target Corp.	837,547
10,731	TJX Cos., Inc.	407,885
5,300	UNY Co. Ltd. (Japan)	40,631

See Notes to Financial Statements.

28	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Retail & Merchandising (cont’d.)
64,850	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	$287,512
10,270	Walgreen Co.	370,233

		4,093,149

Retail Apparel 0.2%
5,928	Hennes & Mauritz AB (Class B Stock) (Sweden)	348,849

Retailers - Food & Drug 0.2%
47,889	Tesco PLC (United Kingdom)	324,103

Semiconductor Components 0.1%
57,300	ARM Holdings PLC (United Kingdom)	175,106

Semiconductors 0.6%
16,439	Applied Materials, Inc.	200,227
4,528	FormFactor, Inc.*	70,048
12,118	ON Semiconductor Corp.*	87,371
2,341	OYO Geospace Corp.*	87,717
4,060	Rovi Corp.*	117,212
2,350	Skyworks Solutions, Inc.*	29,822
16,600	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	168,656
7,580	Teradyne, Inc.*	70,797
5,075	TriQuint Semiconductor, Inc.*	30,450
4,710	Varian Semiconductor Equipment Associates, Inc.*	138,144
773	Veeco Instruments, Inc.*	24,597

		1,025,041

Software 2.1%
26,905	Adobe Systems, Inc.*	869,031
2,720	ANSYS, Inc.*	113,859
29,705	CA, Inc.	654,698
5,342	Eclipsys Corp.*	89,105
10,680	Fidelity National Information Services, Inc.	251,621
5,900	Konami Corp. (Japan)	97,587
2,616	MedAssets, Inc.*	52,948
1,505	MICROS Systems, Inc.*	43,013
56,139	Microsoft Corp.	1,581,997
2,769	Novell, Inc.*	12,377
1,850	Sybase, Inc.*	75,240
850	Tyler Technologies, Inc.*	15,921

		3,857,397

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	29

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail 1.0%
3,005	Aaron’s, Inc.	$83,719
12,100	Gap, Inc. (The)	230,868
1,000	Gymboree Corp.*	39,010
23,030	Home Depot, Inc. (The)	645,071
27,850	Limited Brands, Inc.	529,707
6,920	Tiffany & Co.	281,021

		1,809,396

Steel Producers/Products
2,400	Voestalpine AG (Austria)	84,028

Telecommunications 2.9%
6,550	Amdocs Ltd. (Guernsey)*	187,265
5,260	America Movil SAB de CV (Class L Stock), ADR (Mexico)	229,599
4,800	Arris Group, Inc.*	48,192
68,800	BT Group PLC (United Kingdom)	150,146
42,134	Cisco Systems, Inc.*	946,751
7,450	Corning, Inc.	134,696
3,856	Crown Castle International Corp.*	142,441
3,479	EMS Technologies, Inc.*	44,601
22,010	Ericsson, LM Telefonaktiebolaget , ADR (Sweden)	213,057
3,800	France Telecom SA (France)	87,123
30	KDDI Corp. (Japan)	158,367
10,300	Koninklijke KPN NV (Netherlands)	170,553
1,394	MasTec, Inc.*	17,132
78,490	MobileOne Ltd. (Singapore)	115,537
4,000	Nippon Telegraph & Telephone Corp. (Japan)	168,836
10,600	Nokia Oyj (Finland)	145,454
120	NTT DoCoMo, Inc. (Japan)	179,870
8,500	Portugal Telecom SGPS SA (Portugal)	87,718
6,780	QUALCOMM, Inc.	265,708
7,551	Rogers Communications, Inc. (Class B Stock) (Canada)	236,044
1,300	SBA Communications Corp. (Class A Stock)*	43,017
700	Swisscom AG (Switzerland)	255,144
121,500	Telecom Italia SpA (Italy)	181,664
16,475	Telefonica SA (Spain)	394,668
66,200	Telstra Corp. Ltd. (Australia)	195,603
25,400	Turkcell Iletisim Hizmet A/S (Turkey)	186,436
10,800	Vivendi (France)	280,785

		5,266,407

See Notes to Financial Statements.

30	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 0.1%
11,600	Jones Apparel Group, Inc.	$167,504
2,625	Phillips-Van Heusen Corp.	103,136

		270,640

Thrifts & Mortgage Finance
2,400	Washington Federal, Inc.	44,760

Tobacco 0.7%
18,000	Altria Group, Inc.	357,480
10,924	British American Tobacco PLC (United Kingdom)	361,089
14,360	Philip Morris International, Inc.	653,524

		1,372,093

Trading Companies & Distributors
550	WESCO International, Inc.*	15,246

Transportation 2.1%
5,860	Canadian National Railway Co. (Canada)	292,219
2,160	Genco Shipping & Trading Ltd. (Marshall Island)*	41,386
1,260	J.B. Hunt Transport Services, Inc.	38,632
2,889	Landstar System, Inc.	104,842
18,575	Norfolk Southern Corp.	874,139
23,000	Sankyu, Inc. (Japan)	109,821
15,000	Seino Holding Co. Ltd. (Japan)	100,537
36,772	Union Pacific Corp.	2,224,706
1,600	United Parcel Service, Inc. (Class B Stock)	92,432

		3,878,714

Utilities 0.6%
15,363	American Electric Power Co., Inc.	532,328
4,988	Peabody Energy Corp.	210,095
7,806	PG&E Corp.	329,725

		1,072,148

Wireless Telecommunication Services 1.1%
28,048	American Tower Corp. (Class A Stock)*	1,190,638
2,975	Syniverse Holdings, Inc.*	50,010
93,700	Vodafone Group PLC (United Kingdom)	200,180
24,300	Vodafone Group PLC, ADR (United Kingdom)	521,478

		1,962,306

	TOTAL COMMON STOCKS (cost $156,485,030)	177,268,625

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	31

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

PREFERRED STOCK 0.1%

Financial—Bank & Trust
7,325	Wells Fargo & Co., Series J, 8.00%, CVT (cost $139,923)	$187,520

	TOTAL LONG-TERM INVESTMENTS (cost $156,624,953)	177,456,145

SHORT-TERM INVESTMENT 3.6%

AFFILIATED MONEY MARKET MUTUAL FUND
6,532,296	Dryden Core Investment Fund — Taxable Money Market Series (cost $6,532,296; Note 3)(a)	6,532,296

	TOTAL INVESTMENTS(b) 99.9% (cost $163,157,249; Note 5)	183,988,441
	Other assets in excess of liabilities(c) 0.1%	256,571

	NET ASSETS 100%	$184,245,012

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVT—Convertible Security

GDR—Global Depositary Receipt

BRL—Brazilian Real

EUR—Euro

MXN—Mexican Peso

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(b)	As of January 31, 2010, 129 securities representing $23,305,303 and 12.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(c)	Other assets in excess of liabilities includes net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at January 31, 2010:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 05/04/10	State Street Bank	BRL	768	$423,094	$400,158	$22,936

See Notes to Financial Statements.

32	Visit our website at www.prudential.com

Forward foreign currency exchange contracts outstanding at January 31, 2010 (cont’d):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 07/26/10	State Street Bank	EUR	268	$377,063	$371,303	$5,760
Expiring 07/26/10	State Street Bank	EUR	115	159,503	159,678	(175)
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	6,591	500,380	496,766	3,614

				$1,460,040	$1,427,905	$32,135

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$153,963,322	$23,305,303	$—
Preferred Stock	187,520	—	—
Affiliated Money Market Mutual Fund	6,532,296	—	—

	$160,683,138	$23,305,303	$—
Other Financial Instruments*	—	32,135	—

Total	$160,683,138	$23,337,438	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2009, the Fund had two Level 3 securities with a fair value of $0. As of January 31, 2010, the Fund had one Level 3 Security with a fair value of $0.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	33

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2010 were as follows:

Oil, Gas & Consumable Fuels	9.2%
Pharmaceuticals	7.4
Chemicals	3.8
Insurance	3.8
Affiliated Money Market Mutual Fund	3.6
Diversified Financial Services	3.4
Commercial Banks	3.2
Aerospace & Defense	3.1
Telecommunications	2.9
Financial Services	2.5
Retail & Merchandising	2.2
Transportation	2.1
Software	2.1
Internet Services	1.9
Computers & Peripherals	1.9
Hotels, Restaurants & Leisure	1.8
Financial—Bank & Trust	1.8
Computer Hardware	1.6
Capital Markets	1.6
Metals & Mining	1.5
Media	1.5
Biotechnology	1.4
Computer Services & Software	1.3
Internet Software & Services	1.3
Business Services	1.2
Diversified Telecommunication Services	1.1
Food	1.1
Wireless Telecommunication Services	1.1
Electric Utilities	1.0
Clothing & Apparel	1.0
Specialty Retail	1.0
Beverages	0.9
Entertainment & Leisure	0.9
Food & Staples Retailing	0.9
Oil & Gas	0.9
Real Estate Investment Trusts	0.9
Energy Equipment & Services	0.9
Banks	0.9
Electronic Components & Equipment	0.8
Industrial Conglomerates	0.8
Machinery	0.8
Consumer Products & Services	0.8
Healthcare Providers & Services	0.8
Tobacco	0.7
Consumer Finance	0.7

See Notes to Financial Statements.

34	Visit our website at www.prudential.com

Industry (cont’d.)
Internet	0.7%
Machinery & Equipment	0.7
Healthcare Equipment & Supplies	0.6
Utilities	0.6
Semiconductors	0.6
Electric	0.5
Medical Supplies & Equipment	0.5
Healthcare Products	0.5
Healthcare Services	0.4
Automobile Manufacturers	0.4
Electronic Equipment & Instruments	0.4
Retail	0.4
Commercial Services & Supplies	0.3
Multi-Utilities	0.3
Foods	0.3
Distribution/Wholesale	0.3
Electrical Equipment	0.3
Commercial Services	0.3
Household Products	0.3
Diversified Operations	0.2
Machinery—Construction & Mining	0.2
Manufacturing	0.2
Construction	0.2
Office Electronics	0.2
Food Products	0.2
Retail Apparel	0.2
Multi-Line Insurance	0.2
Multi-Line Retail	0.2
Retailers—Food & Drug	0.2
Food & Drug Retailing	0.2
Automobiles	0.2
Industrial Products	0.2
Building Materials & Construction	0.2
Airlines	0.2
Textiles, Apparel & Luxury Goods	0.1
Life Science Tools & Services	0.1
Auto Parts & Equipment	0.1
Household Durables	0.1
IT Services	0.1
Broadcasting	0.1
Education	0.1
Paper & Forest Products	0.1
Auto Components	0.1
Diversified Manufacturing	0.1
Semiconductor Components	0.1
Air Freight & Couriers	0.1
Office Equipment	0.1

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	35

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Industry (cont’d.)
Cosmetics & Toiletries	0.1%
Farming & Agriculture	0.1
Independent Power Producers & Energy Traders	0.1
Containers & Packaging	0.1
Automotive Parts	0.1
Conglomerates	0.1
Home Furnishings	0.1
Communication Equipment	0.1
Building Materials	0.1
Equipment Services	0.1
Apparel & Textile	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

The Fund invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$32,310	Unrealized depreciation on foreign currency exchange contracts	$175

See Notes to Financial Statements.

36	Visit our website at www.prudential.com

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(23,118)	$(23,118)
Equity contracts	(77,372)	—	(77,372)

Total	$(77,372)	$(23,118)	$(100,490)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value			Forward Currency Contracts
Foreign exchange contracts			$33,728

For the six months ended January 31, 2010, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $85,622 and the average value at settlement date receivable for forward foreign currency exchange sale contracts was $1,030,601.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	37

Statement of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $156,624,953)	$177,456,145
Affiliated investments (cost $6,532,296)	6,532,296
Foreign currency, at value (cost $200,961)	197,275
Receivable for investments sold	2,664,698
Dividends receivable	342,579
Tax reclaim receivable	268,886
Receivable for Fund shares sold	134,542
Unrealized appreciation on foreign currency exchange contracts	32,310
Prepaid expenses	2,054

Total assets	187,630,785

Liabilities
Payable for investments purchased	1,587,314
Payable for Fund shares reacquired	762,806
Payable to custodian	545,763
Accrued expenses	229,017
Management fee payable	124,084
Distribution fee payable	95,798
Affiliated transfer agent fee payable	33,517
Deferred trustees’ fees	7,299
Unrealized depreciation on foreign currency exchange contracts	175

Total liabilities	3,385,773

Net Assets	$184,245,012

Net assets were comprised of:
Shares of beneficial interest, at par	$20,147
Paid-in capital, in excess of par	237,848,628

237,868,775
Distributions in excess of net investment income	(290,526)
Accumulated net realized loss on investment and foreign currency transactions	(74,213,393)
Net unrealized appreciation on investments and foreign currencies	20,880,156

Net assets, January 31, 2010	$184,245,012

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share, ($100,033,383 / 10,577,492 shares of common stock issued and outstanding)	$9.46
Maximum sales charge (5.5% of offering price)	0.55

Maximum offering price to public	$10.01

Class B:
Net asset value, offering price and redemption price per share, ($32,286,441 / 3,676,961 shares of common stock issued and outstanding)	$8.78

Class C:
Net asset value, offering price and redemption price per share, ($47,005,937 / 5,350,196 shares of common stock issued and outstanding)	$8.79

Class M:
Net asset value, offering price and redemption price per share, ($1,724,939 / 195,921 shares of common stock issued and outstanding)	$8.80

Class R:
Net asset value, offering price and redemption price per share, ($74,953 / 7,975 shares of common stock issued and outstanding)	$9.40

Class X:
Net asset value, offering price and redemption price per share, ($1,557,476 / 176,727 shares of common stock issued and outstanding)	$8.81

Class Z:
Net asset value, offering price and redemption price per share, ($1,561,883 / 161,230 shares of common stock issued and outstanding)	$9.69

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	39

Statement of Operations

Six Months Ended January 31, 2010 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes $34,222)	$1,708,178
Affiliated dividend income	8,091

Total income	1,716,269

Expenses
Management fee	729,538
Distribution fee—Class A	129,429
Distribution fee—Class B	173,801
Distribution fee—Class C	252,996
Distribution fee—Class M	10,194
Distribution fee—Class R	415
Distribution fee—Class X	2,197
Transfer agent’s fees and expenses (including affiliated expense of $91,000)	235,000
Custodian’s fees and expenses	150,000
Reports to shareholders	40,000
Audit fee	21,000
Registration fees	16,000
Legal fee	10,000
Trustees’ fees	10,000
Insurance expense	2,000
Loan interest expense (Note 7)	286
Miscellaneous	21,387

Total expenses	1,804,243

Net investment loss	(87,974)

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currency
Net realized gain on:
Investment transactions	4,999,300
Foreign currency transactions	2,627

5,001,927

Net change in unrealized appreciation (depreciation) on:
Investments	10,530,964
Foreign currencies	5,980

10,536,944

Net gain on investments	15,538,871

Net Increase In Net Assets Resulting From Operations	$15,450,897

See Notes to Financial Statements.

40	Visit our website at www.prudential.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2010	Year Ended July 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$(87,974)	$1,251,074
Net realized gain (loss) on investments and foreign currency transactions	5,001,927	(66,882,524)
Net change in unrealized appreciation on investments and foreign currencies	10,536,944	1,409,929

Net increase (decrease) in net assets resulting from operations	15,450,897	(64,221,521)

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(692,970)	(1,210,107)
Class B	(30,521)	(247,862)
Class C	(43,549)	(350,085)
Class M	(1,724)	(19,223)
Class R	(334)	(2,216)
Class X	(10,591)	(15,162)
Class Z	(14,029)	(53,192)

	(793,718)	(1,897,847)

Distributions from net realized gains:
Class A	—	(25,481)
Class B	—	(11,327)
Class C	—	(15,998)
Class M	—	(878)
Class R	—	(57)
Class X	—	(693)
Class Z	—	(949)

	—	(55,383)

Capital Contributions
Class X	301	1,496

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,143,261	18,184,259
Net asset value of shares issued in reinvestment of dividends and distributions	778,101	1,858,212
Cost of shares reacquired	(23,903,999)	(44,385,516)

Net decrease in net assets resulting from Fund share transactions	(13,982,637)	(24,343,045)

Total increase (decrease)	674,843	(90,516,300)

Net Assets
Beginning of period	183,570,169	274,086,469

End of period (a)	$184,245,012	$183,570,169

(a) Includes undistributed net income of:	$—	$591,166

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	41

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund, Target Conservative Allocation Fund and Target Growth Allocation Fund (the “Fund”). These financial statements relate only to Target Growth Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisers”), each managing a portion of the Fund’s assets. The following lists the Subadvisers and their respective segment during the period ended January 31, 2010.

Fund Segment	Subadviser
Large-cap growth stocks	Marsico Capital Management, LLC Massachusetts Financial Services Company

Large-cap value stocks	Eaton Vance Management Hotchkis and Wiley Capital Management LLC NFJ Investment Group L.P.

International stocks	LSV Asset Management Thornburg Investment Management, Inc.

Small/Mid-cap growth stocks	Eagle Asset Management, Inc.

Small/Mid-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P

The investment objective of the Fund is to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities issued by U.S. and foreign companies. Under normal circumstances substantially all of the Fund’s assets will be invested in equity securities, including common stock, securities convertible into common stock and preferred stock.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price

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provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investments; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. Short-term securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities of sufficient credit quality which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

Target Asset Allocation Funds/Target Growth Allocation Fund	43

Notes to Financial Statements

(Unaudited) continued

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation and/or depreciation on foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the

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original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net

Target Asset Allocation Funds/Target Growth Allocation Fund	45

Notes to Financial Statements

(Unaudited) continued

investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75 of 1% of average daily net assets up to $500 million, 0.70 of 1% of average daily net assets for the next $500 million and 0.65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, M, R and X shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

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Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the Plans were .25 of 1%, 1%, 1%, 1%, .50% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2010.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it has received $47,468 in front-end sales charges resulting from sales of Class A during the six months ended January 31, 2010. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2010, it has received $527, $32,310, $1,396 and $847 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, Class C and Class M shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of First Clearing, LLC (“First Clearing”) and Wells Fargo Advisors, LLC (“Wells Fargo”), affiliates of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2010, the Fund incurred approximately $56,000 in total networking fees, of which $18,100 was paid to First Clearing, and $19,200 was paid to Wells Fargo. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Target Asset Allocation Funds/Target Growth Allocation Fund	47

Notes to Financial Statements

(Unaudited) continued

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Series are disclosed on the Statement of Operations as affiliated dividends.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2010, aggregated $86,571,785 and $101,939,003, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$176,298,006	$28,149,941	$(20,459,506)	$7,690,435

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales.

As of July 31, 2009, the capital loss carryforward for tax purposes was approximately $17,015,000 which expires in 2017. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates.

In addition, the Fund has elected to treat net foreign currency losses and net capital losses of approximately $192,000 and $47,555,000, respectively, incurred between November 1, 2008 and July 31, 2009 as being incurred during the fiscal year ending July 31, 2010.

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Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2010, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares are generally closed to new purchases. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Target Asset Allocation Funds/Target Growth Allocation Fund	49

Notes to Financial Statements

(Unaudited) continued

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2010, Prudential owned 217 Class R shares of the Fund.

Class A	Shares	Amount
Six Months ended January 31, 2010:
Shares sold	692,597	$6,625,330
Shares issued in reinvestment of dividends and distributions	71,173	683,970
Shares reacquired	(1,321,528)	(12,640,712)

Net increase (decrease) in shares outstanding before conversion	(557,758)	(5,331,412)
Shares issued upon conversion from Class B, Class M, and Class X	258,333	2,450,449

Net increase (decrease) in shares outstanding	(299,425)	$(2,880,963)

Year ended July 31, 2009:
Shares sold	1,205,253	$9,775,548
Shares issued in reinvestment of dividends and distributions	157,950	1,197,260
Shares reacquired	(2,313,637)	(19,372,920)

Net increase (decrease) in shares outstanding before conversion	(950,434)	(8,400,112)
Shares issued upon conversion from Class B, Class M, and Class X	1,013,273	8,488,301

Net increase (decrease) in shares outstanding	62,839	$88,189

Class B
Six Months ended January 31, 2010:
Shares sold	138,735	$1,225,499
Shares issued in reinvestment of dividends and distributions	3,301	29,473
Shares reacquired	(384,578)	(3,408,984)

Net increase (decrease) in shares outstanding before conversion	(242,542)	(2,154,012)
Shares reaquired upon conversion into Class A	(225,942)	(1,980,367)

Net increase (decrease) in shares outstanding	(468,484)	$(4,134,379)

Year ended July 31, 2009:
Shares sold	421,596	$3,151,370
Shares issued in reinvestment of dividends and distributions	34,821	245,836
Shares reacquired	(853,786)	(6,659,997)

Net increase (decrease) in shares outstanding before conversion	(397,369)	(3,262,791)
Shares reaquired upon conversion into Class A	(961,569)	(7,478,413)

Net increase (decrease) in shares outstanding	(1,358,938)	$(10,741,204)

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Class C	Shares	Amount
Six Months ended January 31, 2010:
Shares sold	131,029	$1,163,141
Shares issued in reinvestment of dividends and distributions	4,566	40,777
Shares reacquired	(767,780)	(6,796,940)

Net increase (decrease) in shares outstanding	(632,185)	$(5,593,022)

Year ended July 31, 2009:
Shares sold	542,482	$4,191,560
Shares issued in reinvestment of dividends and distributions	46,891	331,053
Shares reacquired	(1,792,617)	(13,810,967)

Net increase (decrease) in shares outstanding	(1,203,244)	$(9,288,354)

Class M
Six Months ended January 31, 2010:
Shares sold	5,300	$45,989
Shares issued in reinvestment of dividends and distributions	189	1,696
Shares reacquired	(34,832)	(303,726)

Net increase (decrease) in shares outstanding before conversion	(29,343)	(256,041)
Shares reaquired upon conversion into Class A	(39,070)	(349,559)

Net increase (decrease) in shares outstanding	(68,413)	$(605,600)

Year ended July 31, 2009:
Shares sold	12,180	$88,465
Shares issued in reinvestment of dividends and distributions	2,809	19,885
Shares reacquired	(104,963)	(829,311)

Net increase (decrease) in shares outstanding before conversion	(89,974)	(720,961)
Shares reaquired upon conversion into Class A	(86,061)	(641,138)

Net increase (decrease) in shares outstanding	(176,035)	$(1,362,099)

Class R
Six Months ended January 31, 2010:
Shares sold	1,532	$14,192
Shares issued in reinvestment of dividends and distributions	34	334
Shares reacquired	(19,468)	(188,998)

Net increase (decrease) in shares outstanding	(17,902)	$(174,472)

Year ended July 31, 2009:
Shares sold	8,453	$69,337
Shares issued in reinvestment of dividends and distributions	301	2,272
Shares reacquired	(11,161)	(100,356)

Net increase (decrease) in shares outstanding	(2,407)	$(28,747)

Target Asset Allocation Funds/Target Growth Allocation Fund	51

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six Months ended January 31, 2010:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	1,183	10,586
Shares reacquired	(19,822)	(179,855)

Net increase (decrease) in shares outstanding before conversion	(18,639)	(169,269)
Shares reaquired upon conversion into Class A	(13,429)	(120,523)

Net increase (decrease) in shares outstanding	(32,068)	$(289,792)

Year ended July 31, 2009:
Shares sold	48,722	$433,296
Shares issued in reinvestment of dividends and distributions	2,240	15,838
Shares reacquired	(148,697)	(1,177,760)

Net increase (decrease) in shares outstanding before conversion	(97,735)	(728,626)
Shares reaquired upon conversion into Class A	(45,605)	(368,750)

Net increase (decrease) in shares outstanding	(143,340)	$(1,097,376)

Class Z
Six Months ended January 31, 2010:
Shares sold	6,959	$69,110
Shares issued in reinvestment of dividends and distributions	1,145	11,265
Shares reacquired	(40,506)	(384,784)

Net increase (decrease) in shares outstanding	(32,402)	$(304,409)

Year ended July 31, 2009:
Shares sold	54,771	$474,683
Shares issued in reinvestment of dividends and distributions	5,937	46,068
Shares reacquired	(310,290)	(2,434,205)

Net increase (decrease) in shares outstanding	(249,582)	$(1,913,454)

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Companies renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Companies pay a commitment fee of 0.15 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through

52	Visit our website at www.prudential.com

October 21, 2009, the Companies paid a commitment fee of 0.13 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

During the six months ended January 31, 2010, the Fund utilized the line of credit. The Fund had an outstanding balance of $413,789 for 19 days at an interest rate of 1.31%.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Note 9. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Target Asset Allocation Funds/Target Growth Allocation Fund	53

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.77

Income (loss) from investment operations:
Net investment income	.01
Net realized and unrealized gain (loss) on investments	.74

Total from investment operations	.75

Less Dividends and Distributions:
Dividends from net investment income	(.06)
Distributions from net realized gains	—

Total dividends and distributions	(.06)

Net asset value, end of period	$9.46

Total Return(a)	8.59%
Ratios/Supplemental Data:
Net assets, end of period (000)	$100,033
Average net assets (000)	$102,699
Ratios to average net assets (d):
Expenses, including distribution and service (12b-1) fees (c)	1.52	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(f)
Net investment income	.24	%(f)
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	47	%(g)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

54	Visit our website at www.prudential.com

Class A
Year Ended July 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005(b)

$11.52	$14.62	$13.26	$13.36	$10.96

.09	.13	.09	.08	.02
(2.73)	(1.90)	2.12	.93	2.38

(2.64)	(1.77)	2.21	1.01	2.40

(.11)	(.07)	(.01)	—	—
— (e)	(1.26)	(.84)	(1.11)	—

(.11)	(1.33)	(.85)	(1.11)	—

$8.77	$11.52	$14.62	$13.26	$13.36

(22.71)%	(13.25)%	16.93%	8.00%	21.90%

$95,405	$124,579	$138,579	$99,960	$62,948
$89,232	$135,539	$124,296	$78,993	$52,589

1.58%	1.36%	1.35%	1.38%	1.38%
1.33%	1.11%	1.10%	1.13%	1.13%
1.03%	1.01%	.65%	.57%	.20%

135%	83%	71%	85%	200%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	55

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31,2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.13

Income (loss) from investment operations:
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investments	.68

Total from investment operations	.66

Less Dividends and Distributions:
Dividends from net investment income	(.01)
Distributions from net realized gains	—

Total dividends and distributions	(.01)

Net asset value, end of period	$8.78

Total Return(a)	8.09%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,286
Average net assets (000)	$34,477
Ratios to average net assets (c):
Expenses, including distribution and service (12b-1) fees	2.27	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(e)
Net investment income (loss)	(0.50	)%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.

See Notes to Financial Statements.

56	Visit our website at www.prudential.com

Class B
Year Ended July 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005(b)

$10.68	$13.67	$12.53	$12.78	$10.56

.02	.03	(.01)	(.03)	(.06)
(2.52)	(1.76)	1.99	.89	2.28

(2.50)	(1.73)	1.98	.86	2.22

(.05)	—	—	—	—
— (d)	(1.26)	(.84)	(1.11)	—

(.05)	(1.26)	(.84)	(1.11)	—

$8.13	$10.68	$13.67	$12.53	$12.78

(23.29)%	(13.86)%	16.14%	7.06%	21.02%

$33,691	$58,763	$93,021	$99,928	$112,312
$37,140	$78,596	$100,142	$109,700	$103,140

2.33%	2.11%	2.10%	2.13%	2.13%
1.33%	1.11%	1.10%	1.13%	1.13%
.31%	.26%	(.08)%	(.20)%	(.55)%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	57

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.13

Income (loss) from investment operations:
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investments	.69

Total from investment operations	.67

Less Dividends and Distributions:
Dividends from net investment income	(.01)
Distributions from net realized gains	—

Total dividends and distributions	(.01)

Net asset value, end of period	$8.79

Total Return(a)	8.21%
Ratios/Supplemental Data:
Net assets, end of period (000)	$47,006
Average net assets (000)	$50,187
Ratios to average net assets (c):
Expenses, including distribution and service (12b-1) fees	2.27	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(e)
Net investment income (loss)	(0.50	)%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.

See Notes to Financial Statements.

58	Visit our website at www.prudential.com

Class C
Year Ended July 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005(b)

$10.68	$13.67	$12.53	$12.78	$10.56

.02	.03	(.01)	(.02)	(.06)
(2.52)	(1.76)	1.99	.88	2.28

(2.50)	(1.73)	1.98	.86	2.22

(.05)	—	—	—	—
— (d)	(1.26)	(.84)	(1.11)	—

(.05)	(1.26)	(.84)	(1.11)	—

$8.13	$10.68	$13.67	$12.53	$12.78

(23.29)%	(13.86)%	16.14%	7.06%	21.02%

$48,649	$76,714	$109,912	$90,092	$76,811
$51,040	$96,952	$105,155	$83,200	$68,555

2.33%	2.11%	2.10%	2.13%	2.13%
1.33%	1.11%	1.10%	1.13%	1.13%
.30%	.26%	(.09)%	(.19)%	(.55)%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	59

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended January 31, 2010(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.15

Income (loss) from investment operations:
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investments	.68

Total from investment operations	.66

Less Dividends and Distributions:
Dividends from net investment income	(.01)
Distributions from net realized gains	—

Total dividends and distributions	(.01)

Net asset value, end of period	$8.80

Total Return(b)	8.19%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,725
Average net assets (000)	$2,022
Ratios to average net assets (e):
Expenses, including distribution and service (12b-1) fees	2.27	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(f)
Net investment income (loss)	(0.48	)%(f)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculations are based on average shares outstanding during the period.
(d)	Less than $.005 per share.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

60	Visit our website at www.prudential.com

Class M
Year Ended July 31,				October 4, 2004(a) through July 31, 2005(c)
2009(c)	2008(c)	2007(c)	2006(c)

$10.70	$13.70	$12.54	$12.78	$11.07

.03	.03	(.01)	(.02)	(.05)
(2.53)	(1.77)	2.01	.89	1.76

(2.50)	(1.74)	2.00	.87	1.71

(.05)	—	—	—	—
— (d)	(1.26)	(.84)	(1.11)	—

(.05)	(1.26)	(.84)	(1.11)	—

$8.15	$10.70	$13.70	$12.54	$12.78

(23.24)%	(13.91)%	16.28%	7.14%	15.45%

$2,154	$4,712	$10,851	$8,019	$2,990
$2,773	$8,028	$10,882	$5,619	$1,542

2.33%	2.11%	2.10%	2.13%	2.13	%(f)
1.33%	1.11%	1.10%	1.13%	1.13	%(f)
.33%	.25%	(.10)%	(.13)%	(.51	)%(f)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	61

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended January 31, 2010(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.71

Income (loss) from investment operations:
Net investment income	—	(d)
Net realized and unrealized gain (loss) on investments	.73

Total from investment operations	.73

Less Dividends and Distributions:
Dividends from net investment income	(.04)
Distributions from net realized gains	—

Total dividends and distributions	(.04)

Net asset value, end of period	$9.40

Total Return(b)	8.40%
Ratios/Supplemental Data:
Net assets, end of period (000)	$75
Average net assets (000)	$164
Ratios to average net assets (f):
Expenses, including distribution and service (12b-1) fees(e)	1.77	%(g)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(g)
Net investment income	.08	%(g)

(a)	Commencement of offering new share class.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculations are based on average shares outstanding during the period.
(d)	Less than $.005 per share.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily assets of the Class R shares.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.
(g)	Annualized.
(h)	Less than .005%.

See Notes to Financial Statements.

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Class R
Year Ended July 31,				October 4, 2004(a) through July 31, 2005(c)
2009(c)	2008(c)	2007(c)	2006(c)

$11.44	$14.52	$13.21	$13.34	$11.51

.07	.10	.05	.07	—	(d)
(2.71)	(1.88)	2.11	.91	1.83

(2.64)	(1.78)	2.16	.98	1.83

(.09)	(.04)	(.01)	—	—
— (d)	(1.26)	(.84)	(1.11)	—

(.09)	(1.30)	(.85)	(1.11)	—

$8.71	$11.44	$14.52	$13.21	$13.34

(22.90)%	(13.42)%	16.76%	7.69%	15.90%

$225	$323	$333	$195	$3
$203	$339	$284	$89	$3

1.83%	1.61%	1.60%	1.63%	1.63	%(g)
1.33%	1.11%	1.10%	1.13%	1.13	%(g)
.82%	.77%	.36%	.51%	—	%(g)(h)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	63

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended January 31, 2010(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.17

Income (loss) from investment operations:
Net investment income	.01
Net realized and unrealized gain (loss) on investments	.69

Total from investment operations	.70

Less Dividends and Distributions:
Dividends from net investment income	(.06)
Distributions from net realized gains	—

Total dividends and distributions	(.06)

Capital contributions	—	(e)

Net asset value, end of period	$8.81

Total Return(b)	8.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,557
Average net assets (000)	$1,743
Ratios to average net assets (d):
Expenses, including distribution and service (12b-1) fees	1.52	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(f)
Net investment income	.26	%(f)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculations are based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Less than $.005 per share.
(f)	Annualized.

See Notes to Financial Statements.

64	Visit our website at www.prudential.com

Class X
Year Ended July 31,				October 4, 2004(a) through July 31, 2005(c)
2009(c)	2008(c)	2007(c)	2006(c)

$10.68	$13.68	$12.55	$12.79	$11.07

.04	.03	(.01)	(.01)	(.05)
(2.50)	(1.77)	1.98	.88	1.77

(2.46)	(1.74)	1.97	.87	1.72

(.05)	—	—	—	—
— (e)	(1.26)	(.84)	(1.11)	—

(.05)	(1.26)	(.84)	(1.11)	—

— (e)	—	—	—	—

$8.17	$10.68	$13.68	$12.55	$12.79

(22.91)%	(13.93)%	16.03%	7.13%	15.54%

$1,705	$3,759	$4,613	$3,703	$1,158
$2,123	$4,440	$4,643	$2,043	$608

2.09%	2.11%	2.10%	2.13%	2.13	%(f)
1.33%	1.11%	1.10%	1.13%	1.13	%(f)
.56%	.26%	(.09)%	(.09)%	(.52	)%(f)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	65

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.99

Income (loss) from investment operations:
Net investment income	.02
Net realized and unrealized gain (loss) on investments	.77

Total from investment operations	.79

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	—

Total dividends and distributions	(.09)

Net asset value, end of period	$9.69

Total Return(a)	8.73%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,562
Average net assets (000)	$1,665
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.27	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(e)
Net investment income	.50	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.

See Notes to Financial Statements.

66	Visit our website at www.prudential.com

Class Z
Year Ended July 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005(b)

$11.81	$14.95	$13.54	$13.58	$11.11

.12	.17	.13	.11	.05
(2.81)	(1.94)	2.15	.96	2.42

(2.69)	(1.77)	2.28	1.07	2.47

(.13)	(.11)	(.03)	—	—
— (d)	(1.26)	(.84)	(1.11)	—

(.13)	(1.37)	(.87)	(1.11)	—

$8.99	$11.81	$14.95	$13.54	$13.58

(22.54)%	(13.00)%	17.32%	8.25%	22.23%

$1,741	$5,234	$8,965	$7,884	$7,179
$2,938	$7,414	$8,670	$6,977	$5,709

1.33%	1.11%	1.10%	1.13%	1.13%
1.33%	1.11%	1.10%	1.13%	1.13%
1.32%	1.25%	.91%	.86%	.45%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	67

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Trustees.

The individuals listed in the table below were elected as trustees of each Fund.* All trustees, with the exception of Mr. Benjamin, served as trustees to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	38,787,348.932	533,881.149
Linda W. Bynoe	38,623,117.123	698,112.958
Michael S. Hyland	38,756,047.190	565,182.891
Douglas H. McCorkindale	38,648,810.367	672,419.714
Stephen P. Munn	38,793,581.141	527,648.940
Richard A. Redeker	38,663,000.124	658,229.957
Robin B. Smith	38,619,337.615	701,892.466
Stephen G. Stoneburn	38,678,329.147	542,900.934
Judy A. Rice	38,745,142.908	576,087.173
Scott E. Benjamin	38,744,915.616	576,314.465

*	Results are for all funds within the same investment company.

68	Visit our website at www.prudential.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02116

	NFJ Investment Group L.P.	2100 Ross Avenue Dallas, TX 75201

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Growth Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PHGAX	PIHGX	PHGCX	N/A	PGARX	N/A	PDHZX
CUSIP	87612A823	87612A815	87612A799	87612A765	87612A781	87612A757	87612A773

MFSP504E6    0174706-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date March 29, 2010

By (Signature and Title)	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 29, 2010